UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices)                      (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: May 31
Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.
Annual Report

Annual Report
and Prospectus

Columbia
Absolute Return Emerging Markets Macro Fund

Annual Report for the Period Ended May 31, 2011
(Prospectus also enclosed)

Columbia Absolute Return Emerging Markets Macro Fund seeks to provide shareholders with positive (absolute) returns.

This annual report includes a prospectus that describes in detail the Funds’ objectives, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 Not FDIC insured - No bank guarantee - May lose value

Manager Commentary	2
Fund Expenses Example	5
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Report of Independent Registered Public Accounting Firm	31
Federal Income Tax Information	32
Board Members and Officers	33
Proxy Voting	37
Approval of Investment Management Services Agreement and Subadvisory Agreement	37

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  1

Manager Commentary

Columbia Absolute Return Emerging Markets Macro Fund (the Fund) commenced operations on April 7, 2011. This shareholder report covers the period from that date through May 31, 2011 (the reporting period).

At May 31, 2011, approximately 46% of the Fund’s shares were owned in the aggregate by affiliated funds-of-funds managed by Columbia Management Investment Advisers, LLC (Columbia Management). As a result of asset allocation decisions by Columbia Management, it is possible that the Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 15, Class I capital stock activity for related activity during the most recent fiscal period). Columbia Management seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. The Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund’s expenses, see the discussions beginning on pages 5 and 26.

Dear Shareholders,

During the reporting period, emerging market fixed income assets showed resilience in the face of several headwinds, including high commodity prices, sovereign debt fragility in Europe, uncertain consequences of the end of quantitative easing in the U.S., and a deteriorating global economic growth outlook. These same headwinds together drove emerging market equities to stumble during the reporting period.

Significant performance factors
The Fund pursues a positive absolute return by exploiting macro-level views on emerging market debt and currencies, seeking to identify investment opportunities employing a combination of top-down fundamental research, economic policy and political assessments, and quantitative and technical analyses. Our team seeks to distill in-depth analysis of the core long-term macro trends driving global emerging markets into a country-level investment view. Principal investments include emerging market sovereign and quasi-sovereign debt (denominated in local or foreign currencies or the U.S. dollar), emerging market currencies and related derivative instruments, such as credit default swaps, interest rate swaps and currency futures, options and forwards.

During the reporting period, the Fund was positioned for an increase in the price of crude oil via exposure to oil exporters through both sovereign bonds and foreign exchange instruments. As commodity market prices, including oil prices, rose during April, this strategy contributed positively during the month. We significantly reduced the allocation to this strategy toward the end of April, as we took some profits. The reduction further buoyed the Fund’s results, as oil prices then declined sharply in May.

The Fund also implemented a strategy of seeking to mitigate the impact of broad risk retrenchment on the portfolio through long credit default swap positions on high-beta emerging markets. As risk aversion heightened in

COUNTRY BREAKDOWN(1)(2) (at May 31, 2011)

Argentina	3.9%

Brazil	5.4

Colombia	15.3

Egypt	3.3

Hungary	8.9

Indonesia	2.1

Lebanon	5.3

Mexico	1.2

Russian Federation	10.0

Other(3)	44.6

(1)	Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Country breakdown does not include exposure to countries included in the “Investments in Derivatives” on page 9 of this annual report.

(3)	Includes cash, money market instruments, investments in affiliated or unaffiliated money market funds or similar vehicles and/or other short-term investments, including that which is held by the Fund to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives which provide exposures to multiple investment strategies.

2  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

May, the Fund’s long credit default swap positions added value. Credit default swaps are financial instruments designed to transfer the credit exposure of fixed income securities between parties. Typically, the buyer of credit protection agrees to pay a premium to the seller of credit protection. In return, the buyer gains the right to transfer the credit risk of his/her fixed income exposure to the seller. In practical terms, a credit default swap works similarly to an insurance policy. Transactions are settled through the exchange of physical securities or cash. Amounts exchanged vary, depending on whether a credit event occurs during the life of the contract. Beta is a measure of volatility in relation to the broad market as a whole.

The positive absolute returns generated by these strategies, however, were offset during the reporting period by negative absolute returns generated by the Fund’s investments in currencies. Directionally, long currency exposures funded by U.S. dollars lost ground in May, as the U.S. dollar rallied amidst heightened risk aversion when investors sought investments perceived as safe havens.

Changes to the Fund’s portfolio
With the Fund launching on April 7, 2011, it was not a matter of making changes during the reporting period but rather of building the Fund’s portfolio in a prudent manner to reach its fully invested status. During the reporting period, we sought to build a high conviction portfolio underpinned by extensive research and analysis. We seek investments our team has the confidence to hold with high conviction over several months. In doing so, we feel we can better take advantage of market inefficiencies, confident that the markets will readjust and recognize the value of any mispriced securities. Our team draws from a range of inputs, including both fundamental and econometric research as well as close contacts with policy makers. Discussions with sell side analysts, country visits and frequent internal strategy meetings help refine portfolio strategies and determine investment trades. Further, proprietary macroeconomic models have been developed to help conduct scenario analysis and stress testing as we constantly monitor the Fund’s investments.

Our future strategy
We believe emerging market debt continues to offer positive absolute return opportunities going forward, but the rally in the asset class may well be intermittently rocked by disappointing data from developed nations, especially news focused on the outlook for economic growth. In the months ahead, we anticipate market conditions to continue to shift often. Thus, we currently intend to maintain our strategy of seeking to mitigate the impact of broad risk retrenchment on the Fund’s portfolio through long credit default swap positions on high-beta emerging markets. Despite the absence of direct credit risk in the underlying economies, these credit default swap positions are designed to perform during challenging times. Such positions also enable us to keep the Fund invested in our highest conviction strategies across the local bond, currency and interest rate markets of emerging market countries. We are also particularly constructive on selectively participating in the external sovereign debt markets. At the low yields from which emerging market governments currently benefit, many are tapping the external sovereign debt market to pre-finance their needs for the remainder of this year and next.

QUALITY BREAKDOWN(1) (at May 31, 2011)

A rating	9.8%

BBB rating	56.1

BB rating	7.7

B rating	16.6

Non-rated	9.8

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  3

Manager Commentary (continued)

Overall, as we seek to offer investors a way to introduce new sources of diversification and return potential to their investment portfolios, we intend to pursue our multi-dimensional process, basing magnitudes of long and short exposures to local bond, currency and interest rate markets of emerging market countries based on expected volatility, level of conviction and position liquidity. Depending on the environment, the Fund’s investment positions may represent direct investments in specific markets (as directional strategies), relative value investments (for example, two emerging markets on the short and long sides of the trade), or basket trades to benefit from correlations between different sets of assets.

Richard House Portfolio Manager	Agnès Belaisch Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

4  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  5

Fund Expenses Examples (continued)

		Ending	Expenses
	Beginning	account value	paid during	Annualized
	account value(a)	May 31, 2011	the period(b)	expense ratio
Class A

Actual(c)	$1,000	$1,001.00	$2.15	1.45%

Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.29	1.45%

Class B

Actual(c)	$1,000	$1,000.00	$3.27	2.21%

Hypothetical (5% return before expenses)	$1,000	$1,013.91	$11.10	2.21%

Class C

Actual(c)	$1,000	$1,000.00	$3.27	2.21%

Hypothetical (5% return before expenses)	$1,000	$1,013.91	$11.10	2.21%

Class I

Actual(c)	$1,000	$1,001.00	$1.72	1.16%

Hypothetical (5% return before expenses)	$1,000	$1,019.15	$5.84	1.16%

Class R

Actual(c)	$1,000	$1,000.00	$2.56	1.73%

Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.70	1.73%

Class W

Actual(c)	$1,000	$1,000.00	$2.19	1.48%

Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.44	1.48%

Class Z

Actual(c)	$1,000	$1,001.00	$1.79	1.21%

Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.09	1.21%

(a)	Beginning account values are as of April 7, 2011 (commencement of operations) for actual expense calculations.
(b)	Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c)	Based on the actual return for the period from April 7, 2011 to May 31, 2011: +0.10% for Class A, 0.00% for Class B 0.00% for Class C, +0.10% for Class I, 0.00% for Class R, +0.10% for Class W and +0.10% for Class Z.

6  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Portfolio of Investments
Columbia Absolute Return Emerging Markets Macro Fund
May 31, 2011
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount		Value

Corporate Bonds & Notes(a) 13.2%

COLOMBIA 5.5%
Corp. Andina de Fomento Senior Unsecured(b)
01/15/16	3.750%		$1,765,000	$1,799,617

INDONESIA 2.1%
Pertamina Persero PT(b)(c)
05/23/21	5.250%		400,000	394,000
Senior Unsecured
05/27/41	6.500%		300,000	296,640

Total				690,640

MEXICO 1.2%
Comision Federal de Electricidad Senior Notes(b)(c)
05/26/21	4.875%		400,000	400,448

RUSSIAN FEDERATION 4.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA Subordinated Notes(b)(c)(d)
06/03/21	6.000%		1,400,000	1,409,170

Total Corporate Bonds & Notes
(Cost: $4,272,019)				$4,299,875

Foreign Government Obligations(a) 43.0%

ARGENTINA 3.9%
Provincia de Buenos Aires Senior Unsecured(b)(c)
10/05/15	11.750%		$625,000	$654,188
01/26/21	10.875%		675,000	631,309

Total				1,285,497

BRAZIL 5.5%
Brazilian Government International Bond Senior Unsecured(b)
01/22/21	4.875%		500,000	523,767
Petrobras International Finance Co.(b)
01/27/16	3.875%		1,250,000	1,278,925

Total				1,802,692

COLOMBIA 10.0%
Empresas Publicas de Medellin ESP Senior Unsecured(b)(c)
02/01/21	8.375%	COP	$5,624,000,000	3,244,400

EGYPT 3.4%
Egypt Government International Bond Senior Unsecured(b)(c)
04/29/20	5.750%		1,125,000	1,105,312

HUNGARY 9.0%
Hungary Government International Bond(b)
01/11/19	6.000%	EUR	900,000	1,293,570
Senior Unsecured
03/29/21	6.375%		1,580,000	1,649,125

Total				2,942,695

LEBANON 5.4%
Lebanon Government International Bond(b)
05/20/19	6.000%		1,750,000	1,747,375

RUSSIAN FEDERATION 5.8%
Russian Foreign Bond — Eurobond Senior Unsecured(b)
03/10/18	7.850%	RUB	50,000,000	1,881,208

Total Foreign Government Obligations
(Cost: $13,988,103)				$14,009,179

	Shares	Value

Money Market Fund 45.3%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	14,742,267	$14,742,267

Total Money Market Fund
(Cost: $14,742,267)		$14,742,267

Total Investments
(Cost: $33,002,389)		$33,051,321
Other Assets & Liabilities, Net		(511,403)

Net Assets		$32,548,169

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  7

Portfolio of Investments (continued)

Investments in Derivatives

Credit Default Swap Contracts Outstanding at May 31, 2011

Buy Protection
						Unamortized	Periodic
						Premium	Payments
	Reference	Expiration	Pay	Notional	Market	(Paid)	Receivable	Unrealized	Unrealized
Counterparty	Entity	Date	Fixed Rate	Amount	Value	Received	(Payable)	Appreciation	Depreciation
CitiGroup	Republic of Poland	June 20, 2016	1.000%	$6,750,000	$148,022	$(121,232)	$(13,500)	$13,290	$—

Barclays Bank PLC	Republic of Turkey	June 26, 2016	1.000	1,650,000	51,021	(42,206)	(3,300)	5,515	—

CitiGroup	Republic of Turkey	June 26, 2016	1.000	2,100,000	64,936	(56,188)	(4,200)	4,548	—

Barclays Bank PLC	Emirate of Abu Dhabi	June 26, 2016	1.000	2,000,000	(3,015)	(4,301)	(4,000)	—	(11,315)

Total								$23,353	$(11,315)

Credit Default Swap Contracts Outstanding at May 31, 2011

Sell Protection
						Unamortized	Periodic
						Premium	Payments
	Reference	Expiration	Pay	Notional	Market	(Paid)	Receivable	Unrealized	Unrealized
Counterparty	Entity	Date	Fixed Rate	Amount	Value	Received	(Payable)	Appreciation	Depreciation
Barclays Bank PLC	State of Qatar	June 20, 2016	1.000%	$2,000,000	$2,692	$4,301	$—	$6,993	$—

Interest Rate Swap Contracts Outstanding at May 31, 2011

		Fund
	Floating	Pay/Receive	Fixed	Expiration	Notional	Unrealized	Unrealized
Counterparty	Rate Index	Floating Rate	Rate	Date	Amount	Appreciation	Depreciation
Citibank N.A.	28-Day MXN TIIE-Banxico	Pay	6.980%	April 1, 2016	55,000,000	$123,267	$—

Citibank N.A.	3-Month USD LIBOR-BBA	Receive	2.500	April 11, 2016	$4,100,000	—	(134,621)

Barclays Bank PLC	6-Month PLN WIBOR-WIBO	Pay	5.280	April 26, 2013	42,900,000	48,738	—

Citibank N.A.	3-Month ILS TELBOR01-Reuters	Pay	4.585	May 11, 2016	11,812,500	5,114	—

Citibank N.A.	3-Month ILS TELBOR01-Reuters	Pay	4.625	May 23, 2016	14,000,000	11,140	—

Citibank N.A.	6-Month PLN WIBOR-WIBO	Pay	5.175	May 23, 2013	56,000,000	4,142	—

Citibank N.A.	3-Month USD LIBOR-BBA	Receive	2.140	May 23, 2016	$5,200,000	—	(61,379)

Barclays Bank PLC	28-Day MXN TIIE-Banxico	Pay	6.600	May 13, 2016	65,000,000	39,575	—

Citibank N.A.	1-Week CNY CNREPOFIX CFXS-Rueters	Pay	3.833	May 25, 2016	97,500,000	—	(25,713)

Total						$231,976	$(221,713)

Forward Foreign Currency Exchange Contracts Open at May 31, 2011

	Exchange	Currency to		Currency to	Unrealized	Unrealized
Counterparty	Date	be Delivered		be Received	Appreciation	Depreciation
Citibank	June 20, 2011	1,250,000		8,106,875	$2,221	$—
		(USD	)	(CNY)

Citibank	June 20, 2011	1,600,000		10,384,000	3,955	—
		(USD	)	(CNY)

Citibank	August 17, 2011	797,709		3,300,918	—	(4,989)
		(EUR	)	(RON)

Citibank	August 17, 2011	1,000,000		4,135,150	—	(7,239)
		(EUR	)	(RON)

Citibank	August 17, 2011	400,000		574,888	376	—
		(EUR	)	(USD)

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Forward Foreign Currency Exchange Contracts Open at May 31, 2011 (continued)

	Exchange	Currency to		Currency to	Unrealized	Unrealized
Counterparty	Date	be Delivered		be Received	Appreciation	Depreciation
UBS	August 17, 2011	880,000		1,236,884	$—	$(27,042)
		(EUR	)	(USD)

HSBC James Capel	August 17, 2011	3,000,000		10,462,500	34,134	—
		(USD	)	(ILS)

Citibank	August 17, 2011	1,600,000		232,480,000	837	—
		(USD	)	(KZT)

Citibank	August 17, 2011	1,252,588		181,500,000	—	(2,794)
		(USD	)	(KZT)

Citibank	August 17, 2011	2,125,000		6,419,625	—	(4,319)
		(USD	)	(MYR)

HSBC James Capel	August 17, 2011	1,700,000		5,172,930	8,843	—
		(USD	)	(MYR)

Citibank	August 18, 2011	1,500,000		12,926,250,000	—	(6,604)
		(USD	)	(IDR)

Citibank	March 7, 2012	2,250,000		14,401,750	7,789	—
		(USD	)	(CNY)

Total					$58,155	$(52,987)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 56.25% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $8,135,467 or 25.00% of net assets.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(f)	Investments in affiliates during the year ended May 31, 2011:

			Sales Cost/
	Beginning	Purchase	Proceeds	Realized	Ending	Dividends or
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Interest Income	Value
Columbia Short-Term Cash Fund	$—	$32,518,980	$(17,776,713)	$—	$14,742,267	$3,630	$14,742,267
Currency Legend

COP	Colombian Peso
CNY	China, Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KZT	Kazakhstan, Tenge
MYR	Malaysia, Ringgits
RON	Romania, New Lei
RUB	Russian Rouble
USD	US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  9

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Corporate Bonds & Notes	$—	$4,299,875	$—	$4,299,875
Foreign Government Obligations	—	14,009,179	—	14,009,179

Total Bonds	—	18,309,054	—	18,309,054

Other
Affiliated Money Market Fund(c)	14,742,267	—	—	14,742,267

Total Other	14,742,267	—	—	14,742,267

Investments in Securities	14,742,267	18,309,054	—	33,051,321
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	58,155	—	58,155
Swap Contracts	—	262,322	—	262,322
Liabilities
Forward Foreign Currency Exchange Contracts	—	(52,987)	—	(52,987)
Swap Contracts	—	(233,028)	—	(233,028)

Total	$14,742,267	$18,343,516	$—	$33,085,783

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  11

Statement of Assets and Liabilities

May 31, 2011
Assets
Investments, at value
Unaffiliated issuers (identified cost $18,260,122)	$18,309,054
Affiliated issuers (identified cost $14,742,267)	14,742,267

Total investments (identified cost $33,002,389)	33,051,321
Foreign currency (identified cost $553,051)	563,659
Unrealized appreciation on forward foreign currency exchange contracts	58,155
Unrealized appreciation on swap contracts	262,322
Premiums paid on outstanding credit default swap contracts	223,927
Receivable for:
Capital shares sold	73,958
Investments sold	18,125
Dividends	10,355
Interest	194,192
Reclaims	5,091
Expense reimbursement due from Investment Manager	36,079

Total assets	34,497,184

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	52,987
Unrealized depreciation on swap contracts	233,028
Premiums received on outstanding swap contracts	4,301
Payable for:
Investments purchased	58,416
Investments purchased on a delayed delivery basis	1,400,000
Investment management fees	3,258
Distribution fees	1
Transfer agent fees	95
Administration fees	283
Other expenses	92,601
Other liabilities	104,045

Total liabilities	1,949,015

Net assets applicable to outstanding capital stock	$32,548,169

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

May 31, 2011
Represented by
Paid-in capital	$32,498,357
Excess of distributions over net investment income	(39,657)
Accumulated net realized loss	(5,016)
Unrealized appreciation (depreciation) on:
Investments	48,932
Foreign currency translations	11,091
Forward foreign currency exchange contracts	5,168
Swap contracts	29,294

Total — representing net assets applicable to outstanding capital stock	$32,548,169

Net assets applicable to outstanding shares
Class A	$2,502
Class B	$2,499
Class C	$2,499
Class I	$15,003,430
Class R	$2,501
Class W	$2,502
Class Z	$17,532,236
Shares outstanding
Class A	250
Class B	250
Class C	250
Class I	1,498,500
Class R	250
Class W	250
Class Z	1,752,018
Net asset value per share
Class A(a)	$10.01
Class B	$10.00
Class C	$10.00
Class I	$10.01
Class R	$10.00
Class W	$10.01
Class Z	$10.01

(a)	The maximum offering price per share for Class A is $10.62. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  13

Statement of Operations

Year ended May 31, 2011(a)
Net investment income
Income:
Interest	$58,411
Dividends from affiliates	3,630
Foreign taxes withheld	(29,371)

Total income	32,670

Expenses:
Investment management fees	25,529
Distribution fees
Class A	1
Class B	4
Class C	4
Class R	2
Class W	1
Transfer agent fees
Class Z	271
Administration fees	2,220
Compensation of board members	16
Custodian fees	36,975
Printing and postage fees	951
Registration fees	102,848
Professional fees	43,501
Other	11,267

Total expenses	223,590
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(191,184)

Total net expenses	32,406

Net investment income	264

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(5,016)
Foreign currency transactions	20,585
Forward foreign currency exchange contracts	(135,148)
Swap contracts	41,384

Net realized loss	(78,195)
Net change in unrealized appreciation (depreciation) on:
Investments	48,932
Foreign currency translations	11,091
Forward foreign currency exchange contracts	5,168
Swap contracts	29,294

Net change in unrealized appreciation	94,485

Net realized and unrealized gain	16,290

Net increase in net assets resulting from operations	$16,554

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended May 31, 2011(a)
Operations
Net investment income	$264
Net realized loss	(78,195)
Net change in unrealized appreciation	94,485

Net increase in net assets resulting from operations	16,554

Increase in net assets from share transactions	32,531,615

Total increase in net assets	32,548,169
Net assets at beginning of year	—

Net assets at end of year	$32,548,169

Excess of distributions over net investment income	$(39,657)

Year ended May 31, 2011(a)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	250	2,500

Net increase	250	2,500

Class B shares
Subscriptions	250	2,500

Net increase	250	2,500

Class C shares
Subscriptions	250	2,500

Net increase	250	2,500

Class I shares
Subscriptions	1,498,500	14,985,000

Net increase	1,498,500	14,985,000

Class R shares
Subscriptions	250	2,500

Net increase	250	2,500

Class W shares
Subscriptions	250	2,500

Net increase	250	2,500

Class Z shares
Subscriptions	1,752,890	17,542,809
Redemptions	(872)	(8,694)

Net increase	1,752,018	17,534,115

Total net increase	3,251,768	32,531,615

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  15

Financial Highlights

The following tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payments of sales charges, if any, and are not annualized for periods of less than one year.

	Year ended
	May 31,
	2011(a)
Class A
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized gain on investments	0.01

Net asset value, end of period	$10.01

Total return	0.10%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	7.31%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.45%	(d)

Net investment loss	(0.24%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	5%

Columbia Absolute Return Emerging Markets Fund (continued)

	Year ended
	May 31,
	2011(a)
Class B
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.01

Total from investment operations	(0.00)

Net asset value, end of period	$10.00

Total return	0.00

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	8.00%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.21%	(d)

Net investment loss	(0.93%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	5%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Columbia Absolute Return Emerging Markets Fund (continued)

	Year ended
	May 31,
	2011(a)
Class C
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.01

Total from investment operations	(0.00)

Net asset value, end of period	$10.00

Total return	0.00

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	8.00%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.21%	(d)

Net investment loss	(0.93%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	5%

Columbia Absolute Return Emerging Markets Fund (continued)

	Year ended
	May 31,
	2011(a)
Class I
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	0.00	(b)
Net realized and unrealized gain on investments	0.01

Net asset value, end of period	$10.01

Total return	0.10%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	6.95%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.16%	(d)

Net investment loss	0.11%	(d)

Supplemental data
Net assets, end of period (in thousands)	$15,003

Portfolio turnover	5%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  17

Financial Highlights (continued)

Columbia Absolute Return Emerging Markets Fund (continued)

	Year ended
	May 31,
	2011(a)
Class R
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.01

Net asset value, end of period	$10.00

Total return	0.00

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	7.54%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.73%	(d)

Net investment loss	(0.46%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	5%

Columbia Absolute Return Emerging Markets Fund (continued)

	Year ended
	May 31,
	2011(a)
Class W
Per share data
Net asset value, beginning of period	$10.00	(b)

Income from investment operations:
Net investment loss	(0.00	)(b)
Net realized and unrealized gain on investments	0.01

Net asset value, end of period	$10.01

Total return	0.10%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	7.27%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.48%	(d)

Net investment loss	(0.20%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$3

Portfolio turnover	5%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Columbia Absolute Return Emerging Markets Fund (continued)

	Year ended
	May 31,
	2011(a)
Class Z
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.02

Total from investment operations	0.01

Net asset value, end of period	$10.01

Total return	0.10%

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	12.46%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.21%	(d)

Net investment loss	(0.40%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$17,532

Portfolio turnover	5%

Notes to Financial Highlights

(a)	For the period from April 7, 2011 (commencement of operations) to May 31, 2011.
(b)	Rounds to less than $0.01.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  19

Notes to Financial Statements
May 31, 2011

Note 1.	Organization

Columbia Absolute Return Emerging Markets Macro Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 6, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $15,000,000 in the Fund (250 shares for Class A, 250 shares for Class B, 250 shares for Class C, 1,498,500 shares for Class I, 250 shares for Class R, 250 shares for Class W and 250 shares for Class Z), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 11, 2011.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B (for exchange only), Class C, Class I, Class R, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund does not accept investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

20  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  21

Notes to Financial Statements (continued)

counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Interest Rate Swap Transactions
The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts
Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap transactions to increase or decrease its credit exposure to a specific debt security or a basket of debt securities.

22  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  23

Notes to Financial Statements (continued)

Fair Values of Derivative Instruments at May 31, 2011

	Asset Derivatives		Liability Derivatives
	Statement of Assets		Statement of Assets
	and Liabilities		and Liabilities
Risk Exposure Category	Location	Fair Value	Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$30,346	Unrealized depreciation on swap contracts	$11,315

	Premiums paid on outstanding credit default swap contracts	223,927	Premiums received on outstanding credit default swap contracts	4,301

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	58,155	Unrealized depreciation on forward foreign currency exchange contracts	52,987

Interest rate contracts	Unrealized appreciation on swap contracts	231,976	Unrealized depreciation on swap contracts	221,713

Total		$544,404		$290,316

Effect of Derivative Instruments in the Statement of Operations for the Year Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Swaps	Total
Credit contracts	$—	$33,462	$33,462

Foreign exchange contracts	(135,148)	—	$(135,148)

Interest rate contracts	—	7,922	$7,922

Total	$(135,148)	$41,384	$(93,764)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Swaps	Total
Credit contracts	$—	$19,031	$19,031

Foreign exchange contracts	5,168	—	$5,168

Interest rate contracts	—	10,263	$10,263

Total	$5,168	$29,294	$34,462

Volume of Derivative Instruments for the Year Ended May 31, 2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	45

Interest Rate Swap Contracts	9

Aggregate
Notional
Opened
Credit Default Swaps — Buy Protection	$14,150,000

Credit Default Swaps — Sell Protection	$6,500,000

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

24  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  25

Notes to Financial Statements (continued)

unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), the Investment Manager is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadviser. See Subadvisory Agreement below. The Management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.80% as the Fund’s net assets increase. The management fee for the year ended May 31, 2011 was 0.92% of the Fund’s average daily net assets.

Subadvisory Agreement
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investments of the Fund’s assets.

Administration Fees
Under an Administrative Services Agreement, Columbia Management Investment Advisers, LLC serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the year ended May 31, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.05%
Class B	0.05
Class C	0.05
Class R	0.05
Class W	0.05
Class Z	0.05

26  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.16
Class R	1.73
Class W	1.48
Class Z	1.23

Under the agreement, the following fees and expenses, if any, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2011, permanent and timing book to tax differences resulting primarily from differing treatments for foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments and foreign tax credits were identified and permanent differences reclassed among the components of the Fund’s net assets in the Statement of Assets and Liabilities as follows:

Excess of distributions over net investment income	$(39,921)
Accumulated net realized loss	73,179
Paid-in capital	(33,258)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

For the year ended May 31, 2011, there were no distributions.

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed accumulated long-term gain	—
Accumulated realized loss	(5,016)
Unrealized appreciation	54,828

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  27

Notes to Financial Statements (continued)

At May 31, 2011, the cost of investments for federal income tax purposes was $33,003,080 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$95,946
Unrealized depreciation	(47,705)

Net unrealized appreciation	$48,241

The capital loss carryforward of $5,016, determined as of May 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $18,853,764 and $588,625, respectively, for the year ended May 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2011, the Fund had no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

28  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Note 8. Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of Class A, Class B, Class C, Class I, Class R and Class W shares.

At May 31, 2011, the Investment Manager and/or affiliates owned approximately 46% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the year ended May 31, 2011.

Note 10. Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer companies than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  29

Notes to Financial Statements (continued)

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Columbia Absolute Return Emerging Markets Macro Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Absolute Return Emerging Markets Macro Fund (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of May 31, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 7, 2011 (commencement of operations) to May 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Absolute Return Emerging Markets Macro Fund of the Columbia Funds Series Trust II at May 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 7, 2011 (commencement of operations) to May 31, 2011, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
July 22, 2011

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  31

Federal Income Tax Information
(Unaudited)

Fiscal year ended May 31, 2011

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

32  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, prior to the Transaction, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve directors/trustees to sixteen for all funds overseen by the Board.

Independent Board Members

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Former Trustee, BofA Funds Series Trust (11 funds)

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	157	None

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	147	Trustee, BofA Funds Series Trust (11 funds)

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  33

Board Members and Officers (continued)

Independent Board Members (continued)

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 63	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco Corporation (real estate development) and Mickel Investment Group	147	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas

Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

Interested Board Member Not Affiliated with Investment Manager*

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

34  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Interested Board Member Affiliated with Investment Manager*

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	157	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  35

Board Members and Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010

36  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement and Subadvisory Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to the Columbia Absolute Return Emerging Markets Macro Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”). In addition, under a subadvisory agreement (the “Subadvisory Agreement”) between Columbia Management and Threadneedle International Limited (“Threadneedle” or the “subadviser”), the subadviser performs portfolio management and related services for the Fund.

At the January 12-13, 2011 in-person meeting of the Fund’s Board of Trustees (the “Board”), the Board, including the independent Board members (the “Independent Trustees”), considered approval of the IMS Agreement and the Subadvisory Agreement (together, the “Advisory Agreements”). At this meeting, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at its December 2010 meeting in connection with its evaluation of the services proposed to be provided by Columbia Management and Threadneedle. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Advisory Agreements.

Nature, Extent and Quality of Services to be Provided by Columbia Management and Threadneedle:  The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management and the subadviser, as well as their expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services to be provided by Columbia Management, including, in particular, the investment in and resources dedicated to the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including, implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Trustees took into account their discussion with Columbia Management’s new Chief Investment Officer (the “CIO”) earlier in the meeting (as well as their prior meetings with the CIO) and considered the additional risk and portfolio management oversight now applied to the Funds as a result. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by Columbia Management, the Board considered the quality of the administrative services proposed to be provided by Columbia Management to the Fund, as well as the quality of the transfer agency services proposed to be provided by Columbia Management’s affiliate. The Board also recalled its review of the financial condition of Columbia Management and its affiliates, including the subadviser (at its April 2010 and August 2010 meetings) and each entity’s ability to carry out its respective responsibilities under the applicable service agreement. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management

COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT  37

Approval of Investment Management Services
Agreement and Subadvisory Agreement(continued)

and the subadviser). Based on the foregoing, and based on other information received (both oral and written) at the meeting and the December 2010 meeting and other considerations, the Board concluded that Columbia Management and its affiliates, including the subadviser, were in a position to provide a high quality and level of services to the Fund.

Investment Performance:  Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Threadneedle’s overall performance record in managing similar funds.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund:  The Board reviewed comparative fees and the costs of services to be provided under the Advisory Agreements. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund is below the median expense ratio of the Fund’s peer group. The Board also reviewed fees charged by Columbia Management to Funds and other accounts with somewhat similar strategies to the Fund. The Board found the proposed fees for the Fund to be within the range of the fees charged to such other funds/accounts.

The Board also reviewed the level of subadvisory fees, noting that the fees would be paid by Columbia Management and do not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fee rate for Threadneedle was consistent with the subadvisory fee rate charged to Columbia Management for other Threadneedle-subadvised Funds. The Board also examined fees charged by Threadneedle to other similar funds and accounts and found that the proposed subadvisory fees were generally in line with (or lower than) such other fees.

The Board considered that management affiliates would earn additional revenue for providing transfer agency services and administration services to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management and other services to the Fund. The Board noted that the fees to be paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board recalled its review in April 2010 and August 2010 of Columbia Management’s profitability and its conclusion that the profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed fees to be paid under each of the proposed Advisory Agreements were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On January 13, 2011, the Board, including all of the Independent Trustees, approved each of the Advisory Agreements.

38  COLUMBIA ABSOLUTE RETURN EMERGING MARKETS MACRO FUND — 2011 ANNUAL REPORT

Columbia Absolute Return Emerging Markets Macro Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6423 C (8/11)

Annual Report
and Prospectus

Columbia
Absolute Return Enhanced Multi-Strategy Fund

Annual Report for the Period Ended May 31, 2011
(Prospectus also enclosed)

Columbia Absolute Return Enhanced Multi-Strategy Fund seeks to provide shareholders with positive (absolute) returns.

This annual report includes a prospectus that describes in detail the Funds’ objectives, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 Not FDIC insured - No bank guarantee - May lose value

Manager Commentary	2
Fund Expenses Example	5
Portfolio of Investments	7
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	34
Federal Income Tax Information	35
Board Members and Officers	36
Proxy Voting	40
Approval of Investment Management Services Agreement	40

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  1

Manager Commentary

Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund) commenced operations on March 31, 2011. This report covers the period from that date through May 31, 2011 (the reporting period).

At May 31, 2011, approximately 68% of the Fund’s shares were owned in the aggregate by affiliated funds-of-funds managed by Columbia Management Investment Advisers, LLC (Columbia). As a result of asset allocation decisions by Columbia, it is possible that Columbia Absolute Return Enhanced Multi-Strategy Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 21 Class I capital stock activity for related activity during the most recent fiscal period). Columbia seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. Columbia Absolute Return Enhanced Multi-Strategy Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund’s expenses, see the discussions beginning on page 6 and 30.

Dear Shareholders,

During the reporting period, the S&P 500 Index, a broad measure of the U.S. equity market, was up 1.80%, and the ten-year U.S. Treasury rallied 41 basis points (a basis point is one hundredth of one percent) to 3.06%. However, these point-to-point changes mask what was actually a rather volatile path traced by the financial markets over the two months ended May 31, 2011. The financial markets were choppy in large part in anticipation of the scheduled expiration of the Federal Reserve Board’s (the Fed’s) second round of quantitative easing at the end of June 2011 and ongoing concerns about the debt crisis in Europe. Also contributing to the volatility was mixed economic data, leading many to lower estimates for U.S. Gross Domestic Product (GDP) growth in the months ahead.

PORTFOLIO BREAKDOWN(1) (at May 31, 2011)

Stocks	12.1%

Consumer Discretionary	0.9

Consumer Staples	1.5

Energy	1.6

Financials	1.8

Health Care	1.5

Industrials	1.4

Information Technology	1.9

Materials	0.7

Telecommunication Services	0.5

Utilities	0.3

Convertible Preferred Stocks	0.4%

Energy	0.0 *

Financials	0.1

Industrials	0.1

Information Technology	0.1

Utilities	0.1

Bonds	5.8%

Convertible Bonds	4.0

Residential Mortgage-Backed Securities — Non-Agency	1.8

Exchange-Traded Funds	0.1%

Other(2)	81.6%

*	Rounds to less than 0.1%.
(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Includes cash, money market instruments, investments in affiliated or unaffiliated money market funds or similar vehicles and/or other short-term investments, including that which is held by the Fund to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives which provide exposures to multiple investment strategies.

2  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Significant performance factors
The Fund pursues positive absolute returns through a diversified portfolio reflecting multiple asset classes and strategies employed across different markets, while seeking to limit equity market risk (commonly referred to as beta) through various investment and hedging strategies.

The Fund combines a variety of investment strategies from the deep investment resources of Columbia Management. The Fund targets returns similar to the long-term historical returns on stocks over a full market cycle, (typically three to five years), while seeking to limit a volatility with a low correlation to the broad equity market.

We follow a three-step process in managing the Fund. First is a strategic allocation to individual strategies. These allocations are based on our evaluation of a number of qualitative and quantitative factors including an assessment of expected performance, market impact, correlations and risk exposures. The second step of the process involves periodic reallocations, which are monitored and adjusted to our strategic target weights. The third step of the process is active risk management.

During the reporting period, the Fund was able to generate positive absolute returns from the Fund’s investments in two equity alpha strategies, Dividend Income and Contrarian Core. These are two equity strategies focused on dividends and a contrarian investment strategy to which we apply to these strategies which we apply to these strategies to remove the equity market exposure in these strategies.

The positive absolute returns generated by these strategies, however, were slightly more than offset during the reporting period by negative absolute returns generated by the Fund’s investments in a global trend following strategy which uses trends in the business cycle and market prices to identify areas of relative value across markets (e.g. equities, bonds, and currencies) in developed countries around the globe, as well as two currency strategies – one based on developed market currencies and one based on emerging markets currencies. These currency strategies establish equal-weighted long and short positions in nine developed market

TOP TEN HOLDINGS(1) (at May 31, 2011)

Castle Peak Loan Trust 7.750% 2050	10.0%

Exxon Mobil Corp.	2.0

JPMorgan Chase & Co.	1.9

Philip Morris International, Inc.	1.8

IBM Corp.	1.8

Chevron Corp.	1.5

Advanced Micro Devices, Inc. 6.000% 2015	1.4

Alexandria Real Estate Equities, Inc. 3.700% 2027	1.4

Goodrich Petroleum Corp. 5.000% 2029	1.4

Cemex SAB de CV 4.875% 2015	1.4

(1)	Percentages indicated are based upon total investments excluding Investments of Cash & Cash Equivalents.

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

We intend to pursue our strategy of balancing return, volatility and correlations of the underlying investment strategies with the objective of generating positive absolute return.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  3

Manager Commentary (continued)

currencies and 12 emerging and newly industrialized countries respectively, based on broad technical and fundamental drivers of return.

At the end of the reporting period, the Fund had its greatest allocations to the global trend following strategy, the developed market currency strategy and a long/short government bond strategy.

Changes to the Fund’s portfolio
With the Fund launching on March 31, 2011, it was not a matter of making changes during the reporting period but rather of building the Fund’s portfolio in a prudent manner to reach its fully invested status.

Our future strategy
We believe the U.S. economy continues to face major headwinds going forward, including job creation, housing market and U.S. deficit reduction challenges. The Fed’s second round of quantitative easing, known as QE2, is expected to expire as scheduled at the end of June 2011. While we believe that the U.S. is likely in a soft patch of an ongoing economic recovery, we do not expect a large uptick in economic growth during the second half of the calendar year. We further believe that recent choppiness in the financial markets may well continue over the coming months, as investors seek greater clarity and consistency in economic data.

Given this view, we intend to continue to improve and refine the Fund’s existing line-up of strategies and to seek out new potential sources of uncorrelated returns that may add value and improve the risk and return profile of the Fund. At a higher level, we intend to pursue our strategy of balancing return, volatility and correlations of the underlying investment strategies with the objective of generating positive absolute return. We will continue to focus on all three factors — return, volatility and enhanced diversification through seeking low correlations to broad market indexes, rather than just one or two or targeting ranges for each, as we seek to offer investors a way to introduce new sources of risk management, diversification and return potential to their investment portfolios.

Kent Peterson, Ph.D. Portfolio Manager	Todd White Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

4  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  5

Fund Expenses Example (continued)

		Ending	Expenses
	Beginning	account value	paid during	Annualized
	account value(a)	May 31, 2011	the period(b)	expense ratio
Class A

Actual(c)	$1,000	$992.00	$2.45	1.47%

Hypothetical (5% return before expenses)	$1,000	$1,017.60	$7.39	1.47%

Class B

Actual(c)	$1,000	$990.00	$3.69	2.22%

Hypothetical (5% return before expenses)	$1,000	$1,013.86	$11.15	2.22%

Class C

Actual(c)	$1,000	$991.00	$3.69	2.22%

Hypothetical (5% return before expenses)	$1,000	$1,013.86	$11.15	2.22%

Class I

Actual(c)	$1,000	$992.00	$1.93	1.16%

Hypothetical (5% return before expenses)	$1,000	$1,019.15	$5.84	1.16%

Class R

Actual(c)	$1,000	$991.00	$2.88	1.73%

Hypothetical (5% return before expenses)	$1,000	$1,016.31	$8.70	1.73%

Class W

Actual(c)	$1,000	$992.00	$2.46	1.48%

Hypothetical (5% return before expenses)	$1,000	$1,017.55	$7.44	1.48%

Class Z

Actual(c)	$1,000	$992.00	$2.03	1.22%

Hypothetical (5% return before expenses)	$1,000	$1,018.85	$6.14	1.22%

(a)	Beginning account values are as of March 31, 2011 (commencement of operations) for actual expense calculations.
(b)	Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c)	Based on the actual return for the period from March 31, 2011 to May 31, 2011: -0.80% for Class A, -1.00% for Class B -0.90% for Class C, -0.80% for Class I, -0.90% for Class R, -0.80% for Class W and -0.80% for Class Z.

6  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund
May 31, 2011
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 11.5%

CONSUMER DISCRETIONARY 0.9%

Auto Components 0.1%
Johnson Controls, Inc.	811	$32,116

Automobiles — %
General Motors Co.(a)	455	14,473

Hotels, Restaurants & Leisure 0.1%
Carnival Corp.(b)	427	16,572
McDonald’s Corp.	475	38,731

Total		55,303

Leisure Equipment & Products — %
Mattel, Inc.	536	14,148

Media 0.3%
Comcast Corp., Class A	1,621	40,914
McGraw-Hill Companies, Inc. (The)	351	14,907
Meredith Corp.	450	14,224
Time Warner, Inc.	797	29,035

Total		99,080

Multiline Retail 0.2%
Kohl’s Corp.	690	36,736
Nordstrom, Inc.	295	13,815
Target Corp.	469	23,229

Total		73,780

Specialty Retail 0.2%
Bed Bath & Beyond, Inc.(a)	400	21,556
Best Buy Co., Inc.	346	10,989
Home Depot, Inc.	758	27,500
Limited Brands, Inc.	100	3,996
Staples, Inc.	345	5,803
TJX Companies, Inc.	224	11,877

Total		81,721

TOTAL CONSUMER DISCRECTIONARY		370,621

CONSUMER STAPLES 1.4%

Beverages 0.3%
Coca-Cola Co. (The)	206	13,763
Diageo PLC, ADR(b)	492	41,864
Heineken Holding NV(b)	267	14,005
PepsiCo, Inc.	716	50,922

Total		120,554

Food & Staples Retailing 0.2%
Costco Wholesale Corp.	165	13,609
CVS Caremark Corp.	889	34,396
Wal-Mart Stores, Inc.	364	20,100

Total		68,105

Food Products 0.2%
General Mills, Inc.	448	17,817
HJ Heinz Co.	611	33,556
JM Smucker Co. (The)	179	14,191
Kraft Foods, Inc., Class A	686	23,990

Total		89,554

Household Products 0.2%
Kimberly-Clark Corp.	327	22,334
Procter & Gamble Co. (The)	1,184	79,328

Total		101,662

Personal Products 0.1%
Avon Products, Inc.	688	20,441
Herbalife Ltd.(b)	322	18,122

Total		38,563

Tobacco 0.4%
Altria Group, Inc.	957	26,853
Philip Morris International, Inc.	1,794	128,720

Total		155,573

TOTAL CONSUMER STAPLES		574,011

ENERGY 1.5%

Energy Equipment & Services 0.3%
Baker Hughes, Inc.	255	18,852
Halliburton Co.	513	25,727
Schlumberger Ltd.(b)	631	54,089
Transocean Ltd.(b)	311	21,556

Total		120,224

Oil, Gas & Consumable Fuels 1.2%
Alpha Natural Resources, Inc.(a)	164	8,985
Apache Corp.	183	22,802
Chevron Corp.	1,046	109,736
ConocoPhillips	718	52,572
Devon Energy Corp.	282	23,708
EnCana Corp.(b)	536	18,278
Exxon Mobil Corp.	1,700	141,899
Kinder Morgan, Inc.(a)	401	11,745
Murphy Oil Corp.	135	9,300
Occidental Petroleum Corp.	518	55,866
Penn West Petroleum Ltd.(b)	445	11,534
Royal Dutch Shell PLC, ADR(b)	637	45,501

Total		511,926

TOTAL ENERGY		632,150

FINANCIALS 1.8%

Capital Markets 0.5%
BlackRock, Inc.	290	59,612
Eaton Vance Corp.	525	16,564
Goldman Sachs Group, Inc. (The)	385	54,181
Invesco Ltd.(b)	784	19,341
Northern Trust Corp.	367	17,906
State Street Corp.	792	36,250
T Rowe Price Group, Inc.	217	13,736

Total		217,590

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  7

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)
Commercial Banks 0.2%
PNC Financial Services Group, Inc.	368	$22,971
U.S. Bancorp	865	22,144
Wells Fargo & Co.	1,681	47,690

Total		92,805

Consumer Finance 0.2%
American Express Co.	1,618	83,489

Diversified Financial Services 0.4%
Citigroup, Inc.	737	30,327
CME Group, Inc.	47	13,431
JPMorgan Chase & Co.	3,095	133,828

Total		177,586

Insurance 0.3%
Arthur J Gallagher & Co.	544	15,618
Berkshire Hathaway, Inc., Class B(a)	288	22,772
Chubb Corp.	228	14,955
MetLife, Inc.	1,013	44,673
Progressive Corp. (The)	315	6,820
RenaissanceRe Holdings Ltd.(b)	91	6,548
Unum Group	590	15,523

Total		126,909

Real Estate Investment Trusts (REITs) 0.1%
Digital Realty Trust, Inc.	211	13,160

Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	1,025	13,684

TOTAL FINANCIALS		725,223

HEALTH CARE 1.4%

Biotechnology 0.1%
Amgen, Inc.(a)	220	13,319
Celgene Corp.(a)	348	21,196

Total		34,515

Health Care Equipment & Supplies 0.1%
Baxter International, Inc.	490	29,165

Health Care Providers & Services 0.2%
Cardinal Health, Inc.	294	13,354
Express Scripts, Inc.(a)	149	8,874
HCA Holdings, Inc.(a)	629	21,946
Medco Health Solutions, Inc.(a)	250	14,965
WellPoint, Inc.	323	25,249

Total		84,388

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.(a)	755	49,415

Pharmaceuticals 0.9%
Abbott Laboratories	1,187	62,021
Bristol-Myers Squibb Co.	1,944	55,909
Johnson & Johnson	1,218	81,959
Merck & Co., Inc.	2,193	80,593
Pfizer, Inc.	4,649	99,721

Total		380,203

TOTAL HEALTH CARE		577,686

INDUSTRIALS 1.3%

Aerospace & Defense 0.3%
Honeywell International, Inc.	1,161	69,138
Raytheon Co.	447	22,520
United Technologies Corp.	581	50,994

Total		142,652

Air Freight & Logistics 0.1%
FedEx Corp.	357	33,430

Commercial Services & Supplies 0.1%
Republic Services, Inc.	353	11,126
Waste Management, Inc.	509	19,790

Total		30,916

Electrical Equipment — %
Emerson Electric Co.	306	16,692

Industrial Conglomerates 0.3%
General Electric Co.	3,638	71,450
Tyco International Ltd.(b)	1,002	49,449

Total		120,899

Machinery 0.3%
Deere & Co.	274	23,586
Dover Corp.	334	22,455
Illinois Tool Works, Inc.	888	50,900
Parker Hannifin Corp.	228	20,258

Total		117,199

Professional Services 0.1%
Nielsen Holdings NV(a)(b)	1,272	40,055

Road & Rail 0.1%
Con-way, Inc.	232	9,171
Norfolk Southern Corp.	232	17,008
Union Pacific Corp.	221	23,198

Total		49,377

TOTAL INDUSTRIALS		551,220

INFORMATION TECHNOLOGY 1.8%

Communications Equipment 0.1%
QUALCOMM, Inc.	535	31,346

Computers & Peripherals 0.3%
Apple, Inc.(a)	280	97,392
EMC Corp.(a)	1,207	34,363
Hewlett-Packard Co.	333	12,448

Total		144,203

Electronic Equipment, Instruments & Components 0.1%
TE Connectivity Ltd.(b)	954	35,136

Internet Software & Services 0.2%
AOL, Inc.(a)	239	4,916
eBay, Inc.(a)	1,585	49,405
Google, Inc., Class A(a)	69	36,502

Total		90,823

IT Services 0.6%
Accenture PLC, Class A(b)	560	32,138
Automatic Data Processing, Inc.	413	22,760
IBM Corp.	758	128,049
Mastercard, Inc., Class A	170	48,799

Total		231,746

The accompanying Notes to Financial Statements are an intregal part of this statement.

8  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (cont.)
Office Electronics — %
Canon, Inc., ADR(b)	294	$14,106

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc.(a)	1,519	13,185
Atmel Corp.(a)	701	10,529
Freescale Semiconductor Holdings I Ltd.(a)	250	4,625
Intel Corp.	2,019	45,448
Linear Technology Corp.	339	11,726
Texas Instruments, Inc.	624	22,027

Total		107,540

Software 0.2%
Microsoft Corp.	3,290	82,283

TOTAL INFORMATION TECHNOLOGY		737,183

MATERIALS 0.6%

Chemicals 0.5%
Air Products & Chemicals, Inc.	388	36,895
Celanese Corp., Series A	709	36,932
EI du Pont de Nemours & Co.	945	50,368
International Flavors & Fragrances, Inc.	246	15,759
RPM International, Inc.	530	12,455
Sherwin-Williams Co. (The)	476	41,812
Syngenta AG, ADR(b)	293	20,229

Total		214,450

Containers & Packaging — %
Sonoco Products Co.	438	15,514

Metals & Mining 0.1%
BHP Billiton Ltd., ADR(b)	161	15,362
Freeport-McMoRan Copper & Gold, Inc.	97	5,009
Nucor Corp.	396	16,767

Total		37,138

TOTAL MATERIALS		267,102

TELECOMMUNICATION SERVICES 0.5%

Diversified Telecommunication Services 0.4%
AT&T, Inc.	2,318	73,156
Verizon Communications, Inc.	1,839	67,914
Windstream Corp.	404	5,434

Total		146,504

Wireless Telecommunication Services 0.1%
MetroPCS Communications, Inc.(a)	943	16,880
Millicom International Cellular SA(b)	234	26,724

Total		43,604

TOTAL TELECOMMUNICATION SERVICES		190,108

UTILITIES 0.3%

Electric Utilities 0.1%
American Electric Power Co., Inc.	450	17,190
Entergy Corp.	98	6,678
NextEra Energy, Inc.	165	9,562
PPL Corp.	643	18,126

Total		51,556

Gas Utilities 0.1%
National Fuel Gas Co.	266	19,163

Multi-Utilities 0.1%
PG&E Corp.	254	11,019
Public Service Enterprise Group, Inc.	483	16,180
Sempra Energy	318	17,544

Total		44,743

TOTAL UTILITIES		115,462

Total Common Stocks
(Cost: $4,657,747)		$4,740,766

Convertible Preferred Stocks 0.3%

ENERGY — %

Oil, Gas & Consumable Fuels — %
Apache Corp., 6.000%(a)	47	$3,123

TOTAL ENERGY		3,123

FINANCIALS 0.1%

Commercial Banks — %
Fifth Third Bancorp, 8.500%(a)	92	13,213

Diversified Financial Services 0.1%
AMG Capital Trust II, 5.150%(a)	550	24,166
Citigroup, Inc., 7.500%(a)	43	5,149

Total		29,315

TOTAL FINANCIALS		42,528

INDUSTRIALS 0.1%

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%(a)	650	24,944

TOTAL INDUSTRIALS		24,944

INFORMATION TECHNOLOGY 0.1%

Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%(a)	25	24,781

TOTAL INFORMATION TECHNOLOGY		24,781

UTILITIES — %

Electric Utilities — %
PPL Corp., 8.750%(a)	450	24,485

TOTAL UTILITIES		24,485

Total Convertible Preferred Stocks
(Cost: $121,844)		$119,861

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds 3.9%

Brokerage 0.2%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	$100,000	$95,440

Building Materials 0.3%
Cemex SAB de CV Subordinated Notes(b)
03/15/15	4.875%	100,000	100,000

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  9

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)
Consumer Cyclical Services 0.2%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	$100,000	$93,500

Health Care 0.2%
Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	100,000	91,250

Independent Energy 0.3%
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	100,000	100,375

Lodging 0.2%
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	88,250

Metals 0.5%
Jaguar Mining, Inc. Senior Unsecured(b)(c)
11/01/14	4.500%	100,000	90,125
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	100,000	97,500

Total			187,625

Oil Field Services 0.2%
Transocean, Inc.(b)
12/15/37	1.500%	100,000	98,375

Other Financial Institutions 0.2%
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	100,000	77,125

Other Industry 0.2%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	100,000	88,875

REITs 0.3%
Alexandria Real Estate Equities, Inc.(c)
01/15/27	3.700%	100,000	100,750

Retailers 0.2%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	100,000	89,000

Technology 0.3%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	100,000	103,875

Transportation Services 0.2%
DryShips, Inc. Senior Unsecured(b)
12/01/14	5.000%	100,000	89,125

Wireless 0.2%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	97,875

Wirelines 0.2%
Level 3 Communications, Inc. Senior Unsecured
06/15/12	3.500%	100,000	99,625

Total Convertible Bonds
(Cost: $1,599,813)			$1,601,065

Residential Mortgage-Backed Securities — Non-Agency 1.7%

Castle Peak Loan Trust CMO Series 2010-NPL1 Class A(c)(d)
12/25/50	7.750%	$720,054	$720,054

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $719,154)			$720,054

	Shares	Value

Exchange-Traded Funds 0.1%

SPDR S&P 500 ETF Trust	315	$42,490

Total Exchange-Traded Funds
(Cost: $42,046)		$42,490

Money Market Fund 77.9%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	32,109,696	$32,109,696

Total Money Market Fund
(Cost: $32,109,696)		$32,109,696

Total Investments
(Cost: $39,250,300)		$39,333,932
Other Assets & Liabilities, Net		1,898,614

Net Assets		$41,232,546

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

The accompanying Notes to Financial Statements are an intregal part of this statement.

10  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Investments in Derivatives

At May 31, 2011, $1,028,500 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at May 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
3-Month Euro (Euribor)	(27)	$(9,533,728)	December 2011	$—	$(16,983)
3-Month Euro Swiss Franc	(12)	(3,505,804)	December 2011	—	(11,035)
3-Month Euroyen	(48)	(14,672,801)	December 2011	1,278	—
90-Day Australian Dollar	12	12,597,722	December 2011	4,555	—
90-Day Eurodollar, 5-year	(57)	(14,193,000)	December 2011	—	(19,149)
90-Day Sterling	(59)	(12,004,485)	December 2011	—	(2,292)
Australian Dollar Currency	1	106,460	June 2011	3,836	—
Australian SPI 200 Index	1	125,754	June 2011	1,036	—
Australian Treasury Bond, 10-year	7	708,521	June 2011	12,963	—
British Pound Currency	(4)	(411,250)	June 2011	—	(7,948)
Canadian Bank Acceptence	(27)	(6,861,124)	December 2011	—	(20,176)
Canadian Dolar Currency	(4)	(412,720)	June 2011	—	(2,815)
Canadian Government Bond, 10-year	8	1,026,041	September 2011	2,722	—
DAX Index	1	262,492	June 2011	—	(434)
Dow Jones EURO STOXX 50	(9)	(370,036)	June 2011	—	(788)
E-Mini S&P 500 Index	(68)	(4,569,260)	June 2011	—	(48,177)
Euro FX Currency	1	179,738	June 2011	2,221	—
FTSE 100 Index	(1)	(98,132)	June 2011	1,669	—
Hang Seng Inex	(3)	(454,069)	June 2011	—	(12,852)
IBEX-35 Index	1	150,825	June 2011	2,851	—
Japanese Government Bond, 10-year	(5)	(8,614,859)	June 2011	23,008	—
Japanese Government Bond, 10-year	1	1,725,310	June 2011	15,144	—
Japanese Yen Currency	(5)	(767,063)	June 2011	—	(22,644)
MSCI Singapore Index	3	179,219	June 2011	—	(1,869)
OMSX30 Index	(15)	(280,485)	June 2011	1,236	—
S&P 500 Index	1	335,975	June 2011	4,047	—
Swiss Franc Currency	1	146,500	June 2011	10,921	—
Swiss Market Index (SMI)	9	692,121	June 2011	11,938	—
TOPIX Index	4	410,993	June 2011	269	—
U.S. Treasury Note, 2-year	56	12,274,500	October 2011	18,291	—
United Kingdom Long GILT, 10-year	51	10,074,109	September 2011	30,422	—

Total		$(35,752,536)		$148,407	$(167,162)

Forward Foreign Currency Exchange Contracts Open at May 31, 2011

	Exchange	Currency to		Currency to		Unrealized	Unrealized
Counterparty	Date	be Delivered		be Received		Appreciation	Depreciation
J.P. Morgan Securities, Inc.	June 10, 2011	1,691,000 (SGD	)	1,375,653 (USD	)	$4,583	$—

J.P. Morgan Securities, Inc.	June 10, 2011	23,000 (SGD	)	18,418 (SGD	)	—	(230)

Standard Chartered Bank	June 10, 2011	320,000 (SGD	)	259,326 (USD	)	—	(132)

HSBC Securities (USA), Inc.	June 10, 2011	1,316,000 (TRY	)	822,325 (USD	)	—	(2,262)

Standard Chartered Bank	June 10, 2011	7,188,000 (TWD	)	251,637 (USD	)	795	—

Standard Chartered Bank	June 10, 2011	40,483,000 (TWD	)	1,404,160 (USD	)	—	(8,586)

Barclays Bank PLC	June 10, 2011	308,588 (USD	)	499,000 (BRL	)	7,112	—

Barclays Bank PLC	June 10, 2011	1,344,100 (USD	)	2,114,000 (BRL	)	—	(6,647)

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  11

Portfolio of Investments (continued)

Forward Foreign Currency Exchange Contracts Open at May 31, 2011 (continued)

	Exchange	Currency to		Currency to		Unrealized	Unrealized
Counterparty	Date	be Delivered		be Received		Appreciation	Depreciation
UBS Securities	June 10, 2011	814,162 (USD	)	9,541,000 (MXN	)	$10,606	$—

State Street Bank & Trust Company	June 10, 2011	1,650,518 (USD	)	11,282,000 (ZAR	)	6,078	—

HSBC Securities (USA), Inc.	June 29, 2011	2,730,000 (CHF	)	3,091,943 (USD	)	—	(109,408)

HSBC Securities (USA), Inc.	June 29, 2011	1,668,000 (CHF	)	1,955,795 (USD	)	115	—

Barclays Bank PLC	June 29, 2011	251,620,000 (JPY	)	3,076,566 (USD	)	—	(10,707)

J.P. Morgan Securities, Inc.	June 29, 2011	12,715,000 (SEK	)	1,991,014 (USD	)	—	(66,193)

UBS Securities	June 29, 2011	3,053,762 (USD	)	2,994,000 (CAD	)	34,205	—

Goldman, Sachs & Co.	June 29, 2011	2,058,928 (USD	)	1,251,000 (GBP	)	—	(1,034)

HSBC Securities (USA), Inc.	June 29, 2011	4,934,396 (USD	)	27,773,000 (NOK	)	214,122	—

Barclays Bank PLC	July 6, 2011	231,502		1,300,000		9,383	—
		(USD	)	(NOK	)

Barclays Bank PLC	July 6, 2011	251,177		1,600,000		7,594	—
		(USD	)	(SEK	)

Barclays Bank PLC	July 6, 2011	1,601,090 (USD	)	2,000,000 (SGD	)	20,539	—

Total						$315,132	$(205,199)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.13% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $910,929 or 2.21% of net assets.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Investments in affiliates during the year ended May 31, 2011:

			Sales Cost/			Dividends
	Beginning	Purchase	Proceeds	Realized	Ending	or Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$23,711,557	$24,065,637	$(15,667,498)	$—	$32,109,696	$8,103	$32,109,696

(f)	The rate shown is the seven-day current annualized yield at May 31, 2011.
Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

The accompanying Notes to Financial Statements are an intregal part of this statement.

12  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  13

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$370,621	$—	$—	$370,621
Consumer Staples	560,006	14,005	—	574,011
Energy	632,150	—	—	632,150
Financials	725,223	—	—	725,223
Health Care	577,686	—	—	577,686
Industrials	551,220	—	—	551,220
Information Technology	737,183	—	—	737,183
Materials	267,102	—	—	267,102
Telecommunication Services	190,108	—	—	190,108
Utilities	115,462	—	—	115,462
Convertible Preferred Stocks
Energy	$—	$3,123	$—	$3,123
Financials	—	42,528	—	42,528

The accompanying Notes to Financial Statements are an intregal part of this statement.

14  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

	Fair value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Industrials	—	24,944	—	24,944
Information Technology	—	24,781	—	24,781
Utilities	—	24,485	—	24,485

Total Equity Securities	4,726,761	133,866	—	4,860,627

Bonds
Convertible Bonds	—	1,601,065	—	1,601,065
Residential Mortgage-Backed Securities — Non-Agency	—	—	720,054	720,054

Total Bonds	—	1,601,065	720,054	2,321,119

Other
Exchange-Traded Funds	42,490	—	—	42,490
Affiliated Money Market Fund(c)	32,109,696	—	—	32,109,696

Total Other	32,152,186	—	—	32,152,186

Investments in Securities	36,878,947	1,734,931	720,054	39,333,932
Derivatives(d)
Assets
Futures Contracts	148,407	—	—	148,407
Forward Foreign Currency Exchange Contracts	—	315,132	—	315,132
Liabilities
Futures Contracts	(167,162)	—	—	(167,162)
Options Contracts Written	—	—	—	—
Forward Foreign Currency Exchange Contracts	—	(205,199)	—	(205,199)

Total	$36,860,192	$1,844,864	$720,054	$39,425,110

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage–Backed
Securities–Non–Agency
Balance as of March 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	362
Change in unrealized appreciation (depreciation)*	900
Sales	(289,307)
Purchases	1,008,099
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of May 31, 2011	$720,054

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $900.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an intregal part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  15

Portfolio of Investments (continued)

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an intregal part of this statement.

16  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities

May 31, 2011
Assets
Investments, at value
Unaffiliated issuers (identified cost $7,140,604)	$7,224,236
Affiliated issuers (identified cost $32,109,696)	32,109,696

Total investments (identified cost $39,250,300)	39,333,932
Cash	25,362
Foreign currency (identified cost $898)	157
Margin deposits on futures contracts	1,028,500
Unrealized appreciation on forward foreign currency exchange contracts	315,132
Receivable for:
Capital shares sold	803,184
Investments sold	437,001
Dividends	15,883
Interest	15,849
Reclaims	52
Expense reimbursement due from Investment Manager	33,515

Total assets	42,008,567

Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	205,199
Payable for:
Investments purchased	492,602
Variation margin on futures contracts	9,878
Investment management fees	4,029
Distribution fees	394
Transfer agent fees	78
Administration fees	350
Other expenses	63,491

Total liabilities	776,021

Net assets applicable to outstanding capital stock	$41,232,546

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  17

Statement of Assets and Liabilities (continued)

May 31, 2011
Represented by
Paid-in capital	$40,983,065
Undistributed net investment income	6,646
Accumulated net realized gain	61,760
Unrealized appreciation (depreciation) on:
Investments	83,632
Foreign currency translations	6,265
Forward foreign currency exchange contracts	109,933
Futures contracts	(18,755)

Total — representing net assets applicable to outstanding capital stock	$41,232,546

Net assets applicable to outstanding shares
Class A	$11,745,769
Class B	$28,454
Class C	$970,043
Class I	$27,766,821
Class R	$2,478
Class W	$2,479
Class Z	$716,502
Shares outstanding
Class A	1,183,895
Class B	2,873
Class C	97,855
Class I	2,798,298
Class R	250
Class W	250
Class Z	72,206
Net asset value per share
Class A(a)	$9.92
Class B	$9.90
Class C	$9.91
Class I	$9.92
Class R	$9.91
Class W	$9.92
Class Z	$9.92

(a)	The maximum offering price per share for Class A is $10.53. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Statement of Operations

Year ended May 31, 2011(a)
Net investment income
Income:
Dividends	$17,031
Interest	12,102
Dividends from affiliates	8,103
Foreign taxes withheld	(131)

Total income	37,105

Expenses:
Investment management fees	48,843
Distribution fees
Class A	1,918
Class B	19
Class C	579
Class R	2
Class W	1
Transfer agent fees
Class A	453
Class B	1
Class C	34
Class Z	23
Administration fees	4,247
Compensation of board members	33
Custodian fees	9,390
Printing and postage fees	15,311
Registration fees	101,376
Professional fees	36,604
Other	3,741

Total expenses	222,575
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(157,958)

Total net expenses	64,617

Net investment loss	(27,512)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(16,083)
Foreign currency transactions	(11,661)
Forward foreign currency exchange contracts	(119,968)
Futures contracts	(211,158)

Net realized loss	(358,870)
Net change in unrealized appreciation (depreciation) on:
Investments	83,632
Foreign currency translations	6,265
Forward foreign currency exchange contracts	109,933
Futures contracts	(18,755)

Net change in unrealized appreciation	181,075

Net realized and unrealized loss	(177,795)

Net decrease in net assets from operations	$(205,307)

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  19

Statement of Changes in Net Assets

Year ended May 31, 2011(a)
Operations
Net investment loss	$(27,512)
Net realized loss	(358,870)
Net change in unrealized appreciation	181,075

Net change in net assets resulting from operations	(205,307)

Increase in net assets from share transactions	41,437,853

Total increase in net assets	41,232,546
Net assets at beginning of year	—

Net assets at end of year	$41,232,546

Undistributed net investment income	$6,646

Year ended May 31, 2011(a)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,183,960	11,759,525
Redemptions	(65)	(644)

Net increase	1,183,895	11,758,881

Class B shares
Subscriptions	2,873	28,411

Net increase	2,873	28,411

Class C shares
Subscriptions	98,352	975,331
Redemptions	(497)	(4,955)

Net increase	97,855	970,376

Class I shares
Subscriptions	2,799,157	27,967,558
Redemptions	(859)	(8,509)

Net increase	2,798,298	27,959,049

Class R shares
Subscriptions	250	2,500

Net increase	250	2,500

Class W shares
Subscriptions	250	2,500

Net increase	250	2,500

Class Z shares
Subscriptions	72,206	716,136

Net increase	72,206	716,136

Total net increase	4,155,627	41,437,853

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Year ended
	May 31,
	2011(a)
Class A
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.07)

Total from investment operations	(0.08)

Net asset value, end of period	$9.92

Total return	(0.80%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	5.76%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.47%	(c)

Net investment loss	(0.68%	)(c)

Supplemental data
Net assets, end of period (in thousands)	11,745

Portfolio turnover	11%

See accompanying Notes to Financial Highlights.

	Year ended
	May 31,
	2011(a)
Class B
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.08)

Total from investment operations	(0.10)

Net asset value, end of period	$9.90

Total return	(1.00%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	6.86%	(c)

Net expenses after fees waived or expenses reimbursed(d)	2.22%	(c)

Net investment loss	(1.36%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$28

Portfolio turnover	11%

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  21

Financial Highlights (continued)

	Year ended
	May 31,
	2011(a)
Class C
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.07)

Total from investment operations	(0.09)

Net asset value, end of period	$9.91

Total return	(0.90%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	6.73%	(c)

Net expenses after fees waived or expenses reimbursed(d)	2.22%	(c)

Net investment loss	(1.44%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$970

Portfolio turnover	11%

See accompanying Notes to Financial Highlights.

	Year ended
	May 31,
	2011(a)
Class I
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.07)

Total from investment operations	(0.08)

Net asset value, end of period	$9.92

Total return	(0.80%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	3.87%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.16%	(c)

Net investment loss	(0.48%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$27,767

Portfolio turnover	11%

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

	Year ended
	May 31,
	2011(a)
Class R
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized loss on investments	(0.07)

Total from investment operations	(0.09)

Net asset value, end of period	$9.91

Total return	(0.90%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	4.45%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.73%	(c)

Net investment loss	(1.08%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	11%

See accompanying Notes to Financial Highlights.

	Year ended
	May 31,
	2011(a)
Class W
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain on investments	(0.07)

Total from investment operations	(0.08)

Net asset value, end of period	$9.92

Total return	(0.80%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	4.17%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.48%	(c)

Net investment loss	(0.83%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	11%

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  23

Financial Highlights (continued)

	Year ended
	May 31,
	2011(a)
Class Z
Per share data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.07)

Total from investment operations	(0.08)

Net asset value, end of period	$9.92

Total return	(0.80%	)

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	6.03%	(c)

Net expenses after fees waived or expenses reimbursed(d)	1.22%	(c)

Net investment loss	(0.45%	)(c)

Supplemental data
Net assets, end of period (in thousands)	$717

Portfolio turnover	11%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Notes to Financial Statements
May 31, 2011

Note 1. Organization

Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On March 31, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $24,000,000 in the Fund (250 shares for Class A, 250 shares for Class B, 250 shares for Class C, 2,398,500 shares for Class I, 250 shares for Class R, 250 shares for Class W and 250 shares for Class Z), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 4, 2011.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B (for exchange only), Class C, Class I, Class R, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund does not accept investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  25

Notes to Financial Statements (continued)

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

26  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, and to gain a mix of market exposure to major currencies.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and for the purpose of gaining a mix of market exposure to interest rates, equity indices, foreign currencies, and soveriegn debt. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at May 31, 2011

	Asset derivatives			Liability derivatives
	Statement of Assets			Statement of Assets
Risk Exposure	and Liabilities			and Liabilities
Category	Location	Fair Value		Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$23,046	*	Net assets — unrealized depreciation on futures contracts	$64,120	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	315,132		Unrealized depreciation on forward foreign currency exchange contracts	205,199

	Net assets — unrealized appreciation on futures contracts	22,811	*	Net assets — unrealized depreciation on futures contracts	82,866	*

Interest rate contracts	Net assets — unrealized appreciation on futures contracts	102,550	*	Net assets — unrealized depreciation on futures contracts	20,176	*

Total		$463,539			$372,361

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  27

Notes to Financial Statements (continued)

Effect of Derivative Instruments in the Statement of Operations for the Year Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures	Total
Equity contracts	$—	$34,554	$34,554

Foreign exchange contracts	(119,968)	139,975	$20,007

Interest rate contracts	—	(385,687)	$(385,687)

Total	$(119,968)	$(211,158)	$(331,126)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures	Total
Equity contracts	$—	$(41,074)	$(41,074)

Foreign exchange contracts	109,933	(60,055)	$49,878

Interest rate contracts	—	82,374	$82,374

Total	$109,933	$(18,755)	$91,178

Volume of Derivative Instruments for the Year Ended May 31,2011

Contracts
Opened
Forward Foreign Currency Exchange Contracts	96

Futures Contracts	2,215

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

28  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.92% to 0.80% as the Fund’s net assets increase. The management fee for the year ended May 31, 2011 was 0.92% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, Columbia Management Investment Advisers, LLC serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the year ended May 31, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  29

Notes to Financial Statements (continued)

the Fund. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class B	0.06
Class C	0.06
Class R	0.06
Class W	0.06
Class Z	0.06

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $47,242 for Class A and $50 for Class C for the year ended May 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.48%
Class B	2.23
Class C	2.23
Class I	1.16
Class R	1.73
Class W	1.48
Class Z	1.23

Under the agreement, the following fees and expenses, if any, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2011, permanent and timing book to tax differences resulting primarily from differing treatments for futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative

30  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

investments, and losses deferred due to wash sales were identified and permanent differences reclassed among the components of the Fund’s net assets in the Statement of Assets and Liabilities as follows:

Undistributed net investment income	$34,158
Accumulated net realized gain	420,630
Paid-in capital	(454,788)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

For the year ended May 31, 2011, there were no distributions.

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed accumulated long-term gain	94,587
Unrealized appreciation	154,894

At May 31, 2011, the cost of investments for federal income tax purposes was $39,251,087 and the unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$183,668
Unrealized depreciation	(100,823)

Net unrealized appreciation	$82,845

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $7,900,026 and $744,064, respectively, for the year ended May 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2011, the Fund had no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  31

Notes to Financial Statements (continued)

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I, Class R and Class W shares.

At May 31, 2011, the investment manager and/or affiliates owned approximately 68% of the outstanding shares of the Fund. Subscriptions and redemptions activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. An amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the year ended May 31, 2011.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

32  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Columbia Absolute Return Enhanced Multi-Strategy Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of May 31, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 31, 2011 (commencement of operations) to May 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Absolute Return Enhanced Multi-Strategy Fund of the Columbia Funds Series Trust II at May 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 31, 2011 (commencement of operations) to May 31, 2011, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
July 22, 2011

34  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

Fiscal year ended May 31, 2011

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  35

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, prior to the Transaction, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve directors/trustees to sixteen for all funds overseen by the Board.

Independent Board Members

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Former Trustee, BofA Funds Series Trust (11 funds)

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	157	None

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	147	Trustee, BofA Funds Series Trust (11 funds)

36  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; former Trustee, MIT 401k Plan; Trustee, BofA Funds Series Trust (11 funds)

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 63	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco Corporation (real estate development) and Mickel Investment Group	147	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas

Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

Interested Board Member Not Affiliated with Investment Manager*

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  37

Board Members and Officers (continued)

Interested Board Member Affiliated with Investment Manager*

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	157	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

38  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  39

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columbia Absolute Return Enhanced Multi-Strategy Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”).

At the January 12-13, 2011 in-person meeting of the Fund’s Board of Trustees (the “Board”), the Board, including the independent Board members (the “Independent Trustees”), considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at its December 2010 meeting in connection with its evaluation of the services proposed to be provided by Columbia Management. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services to be Provided by Columbia Management:  The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services to be provided by Columbia Management, including, in particular, the investment in and resources dedicated to the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including, implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Trustees took into account their discussion with Columbia Management’s new Chief Investment Officer (the “CIO”) earlier in the meeting (as well as their prior meetings with the CIO) and considered the additional risk and portfolio management oversight now applied to the Funds as a result. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by Columbia Management, the Board considered the quality of the administrative services proposed to be provided by Columbia Management to the Fund, as well as the quality of the transfer agency services proposed to be provided by Columbia Management’s affiliate. The Board also recalled its review of the financial condition of Columbia Management and its affiliates (at its April 2010 and August 2010 meetings) and each entity’s ability to carry out its respective responsibilities under the applicable service agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). Based on the foregoing, and based on other information received (both oral and written) at the meeting and the December 2010 meeting and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to provide a high quality and level of services to the Fund.

40  COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Investment Performance:  Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Columbia Management’s overall performance record employing strategies expected to be utilized by the Fund. The Board also observed the proposed portfolio management team’s experience employing the strategies proposed to be utilized by the Fund.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund:  The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund is below the median expense ratio of the Fund’s peer group. The Board also reviewed fees charged by Columbia Management to Funds and other accounts with somewhat similar strategies to the Fund. The Board found the proposed fees for the Fund to be within the range of the fees charged to such other Funds/accounts.

The Board considered that management affiliates would earn additional revenue for providing transfer agency or service and administration fees to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. The Board noted that the fees to be paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board recalled its review in April and August 2010 of Columbia Management’s profitability and its conclusion that the profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On January 13, 2011, the Board, including all of the Independent Trustees, approved the IMS Agreement.

COLUMBIA ABSOLUTE RETURN ENHANCED MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  41

Columbia Absolute Return Enhanced Multi-Strategy Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6424 C (8/11)

Annual Report
and Prospectus

Columbia
Absolute Return Multi-Strategy Fund

Annual Report for the Period Ended May 31, 2011
(Prospectus also enclosed)

Columbia Absolute Return Multi-Strategy Fund seeks to provide shareholders with positive (absolute) returns.

This annual report includes a prospectus that describes in detail the Funds’ objectives, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 Not FDIC insured - No bank guarantee - May lose value

Manager Commentary	2
Fund Expenses Example	6
Portfolio of Investments	8
Statement of Assets and Liabilities	20
Statement of Operations	22
Statement of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	28
Report of Independent Registered Public Accounting Firm	38
Federal Income Tax Information	39
Board Members and Officers	40
Proxy Voting	44
Approval of Investment Management Services Agreement	44

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  1

Manager Commentary

Columbia Absolute Return Multi-Strategy Fund (the Fund) commenced operations on March 31, 2011. This report covers the period from that date through May 31, 2011 (the reporting period).

At May 31, 2011, approximately 82% of the Fund’s shares were owned in the aggregate by affiliated funds-of-funds managed by Columbia Management Investment Advisers, LLC (Columbia Management). As a result of asset allocation decisions by Columbia Management, it is possible that the Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 23, Class I capital stock activity for related activity during the most recent fiscal period). Columbia Management seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. The Fund may experience increased expenses as it buys and sells securities as a result of purchases or redemptions by affiliated funds-of-funds. For more information on the Fund’s expenses, see the discussions beginning on pages 6 and 33.

Dear Shareholders,

During the reporting period, the S&P 500 Index, a broad measure of the U.S. equity market, was up 1.80%, and the ten-year U.S. Treasury rallied 41 basis points (a basis point is one hundreth of one percent) to 3.06%.

PORTFOLIO BREAKDOWN(1) (at May 31, 2011)

	Long	Short	Net
Stocks	25.8%	(10.0)%	15.8%

Consumer Discretionary	3.4	(2.1)	1.3

Consumer Staples	2.5	(0.5)	2.0

Energy	2.8	(0.7)	2.1

Financials	4.1	(1.7)	2.4

Health Care	3.2	(1.3)	1.9

Industrials	2.8	(1.0)	1.8

Information Technology	3.8	(1.4)	2.4

Materials	1.5	(0.6)	0.9

Telecommunication Services	0.8	(0.2)	0.6

Utilities	0.9	(0.5)	0.4

Convertible Preferred Stocks	0.6%	0.0%	0.6%

Energy	0.0 *	0.0	0.0

Financials	0.2	0.0	0.2

Industrials	0.1	0.0	0.1

Information Technology	0.2	0.0	0.2

Utilities	0.1	0.0	0.1

Bonds	3.7	0.0	3.7

Convertible Bonds	2.6	0.0	2.6

Residential Mortgage-Backed Securities — Non-Agency	1.1	0.0	1.1

Exchange-Traded Funds	0.1	0.0	0.1

Treasury Note Short-Term	0.4	0.0	0.4

Other(2)	79.4	0.0	79.4

	110.0	(10.0)	100.0

*	Rounds to less than 0.1%.

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries.

Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Includes cash, money market instruments, investments in affiliated or unaffiliated money market funds or similar vehicles and/or other short-term investments, including that which is held by the Fund to cover obligations with respect to, or that may result from, the Fund’s investments in derivatives which provide exposures to multiple investment strategies.

2  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

However, these point-to-point changes mask what was actually a rather volatile path traced by the financial markets over the two months ended May 31, 2011. The financial markets were choppy in large part in anticipation of the scheduled expiration of the Federal Reserve Board’s (the Fed’s) second round of quantitative easing at the end of June 2011 and on going concerns about the debt crisis in Europe. Also contributing to the volatility was mixed economic data, leading many to lower estimates for U.S. Gross Domestic Product (GDP) growth in the months ahead.

Significant performance factors
The Fund pursues positive absolute returns through a diversified portfolio reflecting multiple asset classes comprised of strategies employed across different markets, while seeking to limit fixed income market risk (commonly referred to as beta) through various investment and hedging strategies.

The Fund combines a variety of investment strategies from the deep investment resources of Columbia Management. The Fund targets returns similar to the long-term historical returns on investment grade bonds over a full market cycle (typically three to five years), while seeking to limit volatility with a low correlation to the broad fixed income market.

We follow a three-step process in managing the Fund. First is a strategic allocation to individual strategies. These allocations are based on our evaluation of a number of qualitative and quantitative factors including an assessment of expected performance,

TOP TEN HOLDINGS(1) — Long Positions (at May 31, 2011)

Castle Peak Loan Trust 7.750% 2050	3.7%

Philip Morris International, Inc.	1.9

JPMorgan Chase & Co.	1.8

IBM Corp.	1.6

Exxon Mobil Corp.	1.5

Chevron Corp.	1.5

Apple, Inc.	1.3

Pfizer, Inc.	1.1

AT&T, Inc.	1.1

Transocean, Inc.	1.0

TOP TEN HOLDINGS(2) — Short Positions (at May 31, 2011)

Marriott International, Inc., Class A	(1.6)%

Kraft Foods, Inc., Class A	(1.6)

ANSYS, Inc.	(1.6)

Wendy’s/Arby’s Group, Inc., Class A	(1.5)

MGM Resorts International	(1.5)

Adobe systems, Inc.	(1.5)

Paychex, Inc.	(1.5)

Church & Dwight Co., Inc.	(1.4)

Phillips-Van Heusen Corp.	(1.4)

Clorox Co.	(1.3)

(1)	Percentages indicated are based upon total long investments (excluding Investments of Cash & Cash Equivalents).
(2)	Percentages indicated are based upon total short investments (excluding Investments of Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

We intend to pursue our strategy of balancing return, volatility and correlations of the underlying investment strategies with the objective of generating positive absolute return.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  3

Manager Commentary (continued)

market impact, correlations and risk exposures. The second step of the process involves periodic reallocations, which are monitored and adjusted to our strategic target weights. The third step of the process is active risk management.

During the reporting period, the Fund was able to generate positive absolute returns from the Fund’s investments in an equity market neutral strategy that attempts to generate positive returns by investing in equity securities that are believed to be most undervalued in the market and taking short positions in equity securities that are believed to be the most overvalued. A high income convertible bond strategy and a strategy that takes either a long or short position in near-term U.S. bond futures based on an analysis of momentum in this market also performed well. In addition, two equity alpha strategies, Dividend Income and Contrarian Core, also delivered positive returns after netting the overlay strategy we apply to these strategies to remove the equity market exposure in these strategies.

The positive absolute returns generated by these strategies, however, were offset during the reporting period by negative absolute returns generated by the Fund’s investments in a global trend following strategy which uses trends in the business cycle and market prices to identify areas of relative value across markets (e.g. equities, bonds, and currencies) in developed countries around the globe, as well as two currency strategies — one based on developed market currencies and one based on emerging markets currencies. These currency strategies establish equal-weighted long and short positions in nine developed market currencies and 12 emerging and newly industrialized countries respectively, based on broad technical and fundamental drivers of return.

At the end of the reporting period, the Fund had its greatest allocations to the global trend following strategy, the developed market currency strategy and a long/short government bond strategy.

Changes to the Fund’s portfolio
With the Fund launching on March 31, 2011, it was not a matter of making changes during the reporting period but rather of building the Fund’s portfolio in a prudent manner to reach its fully invested status.

Our future strategy
We believe the U.S. economy continues to face major headwinds going forward, including job creation, housing market and U.S. deficit reduction challenges. The Fed’s second round of quantitative easing, known as QE2, is expected to expire as scheduled at the end of June 2011. While we believe that the U.S. is likely in a soft patch of an ongoing economic recovery, we do not expect a large uptick in economic growth during the second half of the calendar year. We further believe that recent choppiness in the financial markets may well continue over the coming months, as investors seek greater clarity and consistency in economic data.

4  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Given this view, we intend to continue to improve and refine the Fund’s existing line-up of strategies and to seek out new potential sources of uncorrelated returns that may add value and improve the risk and return profile of the Fund. At a higher level, we intend to pursue our strategy of balancing return, volatility and correlations of the underlying investment strategies with the objective of generating positive absolute return. We will continue to focus on all three factors — return, volatility and enhanced diversification through seeking low correlations to broad market indexes, rather than just one or two or targeting ranges for each, as we seek to offer investors a way to introduce new sources of risk management, diversification and return potential to their investment portfolios.

Kent Peterson, Ph.D. Portfolio Manager	Todd White Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  5

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

		Ending	Expenses
	Beginning	Account Value	Paid During	Annualized
	Account Value(a)	May 31, 2011	the Period(b)	Expense Ratio
Class A

Actual(c)	$1,000	$998.00	$2.62	1.57%

Hypothetical (5% return before expenses)	$1,000	$1,017.10	$7.90	1.57%

Class B

Actual(c)	$1,000	$997.00	$3.87	2.32%

Hypothetical (5% return before expenses)	$1,000	$1,013.36	$11.65	2.32%

Class C

Actual(c)	$1,000	$998.00	$3.92	2.35%

Hypothetical (5% return before expenses)	$1,000	$1,013.21	$11.80	2.35%

Class I

Actual(c)	$1,000	$999.00	$2.04	1.22%

Hypothetical (5% return before expenses)	$1,000	$1,018.85	$6.14	1.22%

Class R

Actual(c)	$1,000	$998.00	$2.92	1.75%

Hypothetical (5% return before expenses)	$1,000	$1,016.21	$8.80	1.75%

Class W

Actual(c)	$1,000	$998.00	$2.50	1.50%

Hypothetical (5% return before expenses)	$1,000	$1,017.45	$7.54	1.50%

Class Z

Actual(c)	$1,000	$999.00	$2.17	1.30%

Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.54	1.30%

(a)	Beginning account values are as of March 31, 2011 (commencement of operations) for actual expense calculations.
(b)	Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c)	Based on the actual return for the period from March 31, 2011 to May 31, 2011: -0.20% for Class A, -0.30% for Class B, -0.20% for Class C, -0.10% for Class I, -0.20% for Class R, -0.20% for Class W and -0.10% for Class Z.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  7

Portfolio of Investments
Columbia Absolute Return Multi-Strategy Fund
May 31, 2011
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 22.9%

CONSUMER DISCRETIONARY 3.0%

Auto Components 0.2%
Autoliv, Inc.	429	$33,024
Johnson Controls, Inc.	1,726	68,350
Tenneco, Inc.(a)	1,237	51,645

Total		153,019

Automobiles —%
General Motors Co.(a)	968	30,792

Hotels, Restaurants & Leisure 0.5%
Bally Technologies, Inc.(a)	2,464	97,106
Carnival Corp.(b)	907	35,201
Cheesecake Factory, Inc. (The)(a)	1,303	41,396
Darden Restaurants, Inc.	659	33,378
McDonald’s Corp.	1,023	83,416
Starbucks Corp.	2,651	97,530

Total		388,027

Internet & Catalog Retail 0.1%
Expedia, Inc.	2,580	72,266

Leisure Equipment & Products —%
Mattel, Inc.	1,154	30,460

Media 0.7%
CBS Corp., Class B Non Voting	1,850	51,708
Comcast Corp., Class A	5,961	150,456
DISH Network Corp., Class A(a)	2,565	77,668
McGraw-Hill Companies, Inc. (The)	756	32,107
Meredith Corp.	969	30,630
Time Warner, Inc.	1,716	62,514
Viacom, Inc., Class B	1,376	69,364

Total		474,447

Multiline Retail 0.5%
Dollar Tree, Inc.(a)	745	47,486
Kohl’s Corp.	2,609	138,903
Macy’s, Inc.	2,320	67,002
Nordstrom, Inc.	635	29,737
Target Corp.	1,568	77,663

Total		360,791

Specialty Retail 0.9%
Bed Bath & Beyond, Inc.(a)	852	45,914
Best Buy Co., Inc.	1,803	57,263
Childrens Place Retail Stores, Inc. (The)(a)	1,159	58,228
Foot Locker, Inc.	2,833	70,655
GameStop Corp., Class A(a)	2,307	64,550
Home Depot, Inc.	1,632	59,209
Limited Brands, Inc.	2,435	97,303
Lowe’s Companies, Inc.	1,576	38,045
Staples, Inc.	2,203	37,054
TJX Companies, Inc.	1,656	87,801

Total		616,022

Textiles, Apparel & Luxury Goods 0.1%
Coach, Inc.	572	36,414

TOTAL CONSUMER DISCRECTIONARY		2,162,238

CONSUMER STAPLES 2.2%

Beverages 0.4%
Coca-Cola Co. (The)	444	29,664
Diageo PLC, ADR(b)	1,054	89,685
Heineken Holding NV(b)	568	29,795
PepsiCo, Inc.	1,528	108,671

Total		257,815

Food & Staples Retailing 0.3%
Costco Wholesale Corp.	350	28,868
CVS Caremark Corp.	1,893	73,240
Kroger Co. (The)	2,163	53,686
Safeway, Inc.	1,404	34,679
Wal-Mart Stores, Inc.	784	43,292

Total		233,765

Food Products 0.4%
General Mills, Inc.	2,670	106,186
HJ Heinz Co.	1,316	72,275
JM Smucker Co. (The)	385	30,523
Kellogg Co.	889	50,664
Kraft Foods, Inc., Class A	1,461	51,091
Smithfield Foods, Inc.(a)	829	17,367

Total		328,106

Household Products 0.3%
Kimberly-Clark Corp.	704	48,083
Procter & Gamble Co. (The)	2,534	169,778

Total		217,861

Personal Products 0.2%
Avon Products, Inc.	2,738	81,346
Herbalife Ltd.(b)	685	38,552

Total		119,898

Tobacco 0.6%
Altria Group, Inc.	2,061	57,832
Philip Morris International, Inc.	5,262	377,548

Total		435,380

TOTAL CONSUMER STAPLES		1,592,825

ENERGY 2.4%

Energy Equipment & Services 0.6%
Baker Hughes, Inc.	544	40,218
Dresser-Rand Group, Inc.(a)	1,447	76,083
Ensco PLC, ADR	1,074	57,265
Halliburton Co.	1,092	54,764
National Oilwell Varco, Inc.	902	65,467
Schlumberger Ltd.(b)	1,350	115,722
Transocean Ltd.(b)	670	46,438

Total		455,957

Oil, Gas & Consumable Fuels 1.8%
Alpha Natural Resources, Inc.(a)	350	19,176
Anadarko Petroleum Corp.	229	18,210
Apache Corp.	946	117,872
Chevron Corp.	2,769	290,496
ConocoPhillips	1,537	112,539
Devon Energy Corp.	600	50,442
EnCana Corp.(b)	1,154	39,351
Exxon Mobil Corp.	3,647	304,415
Hess Corp.	330	26,080

The accompanying Notes to Financial Statements are an integral part of this statement.

8  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONT.)

Oil, Gas & Consumable Fuels (cont.)
Kinder Morgan, Inc.(a)	864	$25,307
Murphy Oil Corp.	291	20,047
Occidental Petroleum Corp.	1,108	119,498
Penn West Petroleum Ltd.(b)	958	24,831
Royal Dutch Shell PLC, ADR(b)	1,372	98,002
Whiting Petroleum Corp.(a)	729	48,916

Total		1,315,182

TOTAL ENERGY		1,771,139

FINANCIALS 3.7%

Capital Markets 0.9%
BlackRock, Inc.	805	165,476
Eaton Vance Corp.	1,131	35,683
Franklin Resources, Inc.	487	63,106
Goldman Sachs Group, Inc. (The)	1,162	163,528
Invesco Ltd.(b)	1,669	41,174
Northern Trust Corp.	790	38,544
State Street Corp.	1,686	77,168
T Rowe Price Group, Inc.	1,425	90,203

Total		674,882

Commercial Banks 0.5%
Fifth Third Bancorp	2,634	34,400
Huntington Bancshares, Inc.	7,855	51,843
PNC Financial Services Group, Inc.	1,381	86,202
U.S. Bancorp	3,239	82,919
Wells Fargo & Co.	3,595	101,990

Total		357,354

Consumer Finance 0.3%
American Express Co.	3,461	178,588
Discover Financial Services	2,119	50,517

Total		229,105

Diversified Financial Services 0.7%
Citigroup, Inc.	2,884	118,676
CME Group, Inc.	101	28,862
JPMorgan Chase & Co.	7,999	345,877

Total		493,415

Insurance 0.6%
Arthur J Gallagher & Co.	1,172	33,648
Berkshire Hathaway, Inc., Class B(a)	614	48,549
Chubb Corp.	491	32,205
Hartford Financial Services Group, Inc.	1,690	45,038
Lincoln National Corp.	1,891	55,501
MetLife, Inc.	3,575	157,657
Progressive Corp. (The)	678	14,679
Reinsurance Group of America, Inc.	271	17,217
RenaissanceRe Holdings Ltd.(b)	196	14,104
Unum Group	1,271	33,440

Total		452,038

Real Estate Investment Trusts (REITs) 0.6%
Apartment Investment & Management Co., Class A	1,404	37,529
AvalonBay Communities, Inc.	283	37,659
CBL & Associates Properties, Inc.	2,565	49,351
Digital Realty Trust, Inc.	454	28,316
Duke Realty Corp.	1,432	21,537
Lexington Realty Trust	3,812	35,985
Mid-America Apartment Communities, Inc.	342	23,444
Public Storage	430	50,886
Simon Property Group, Inc.	522	61,627
Ventas, Inc.	644	36,322
Vornado Realty Trust	358	35,220

Total		417,876

Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	2,207	29,463

TOTAL FINANCIALS		2,654,133

HEALTH CARE 2.9%

Biotechnology 0.3%
Amgen, Inc.(a)	474	28,696
Celgene Corp.(a)	1,012	61,641
Dendreon Corp.(a)	415	17,592
Gilead Sciences, Inc.(a)	2,136	89,156

Total		197,085

Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	2,530	150,586
Covidien PLC(b)	981	53,955
Zimmer Holdings, Inc.(a)	773	52,378

Total		256,919

Health Care Providers & Services 0.6%
Aetna, Inc.	814	35,556
Cardinal Health, Inc.	626	28,433
CIGNA Corp.	889	44,352
Express Scripts, Inc.(a)	316	18,821
HCA Holdings, Inc.(a)	1,339	46,718
Lincare Holdings, Inc.	1,054	31,957
McKesson Corp.	745	63,779
Medco Health Solutions, Inc.(a)	531	31,786
Quest Diagnostics, Inc.	1,074	62,743
Universal Health Services, Inc., Class B	902	49,150
WellPoint, Inc.	688	53,781

Total		467,076

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.(a)	2,538	166,112
Waters Corp.(a)	368	36,270

Total		202,382

Pharmaceuticals 1.3%
Abbott Laboratories	2,552	133,342
Bristol-Myers Squibb Co.	4,187	120,418
Johnson & Johnson	2,605	175,290
Merck & Co., Inc.	4,700	172,725
Mylan, Inc.(a)	1,275	30,020
Pfizer, Inc.	9,959	213,621
Roche Holding AG, ADR(b)	797	35,004
Sanofi, ADR(b)	1,460	57,831

Total		938,251

TOTAL HEALTH CARE		2,061,713

INDUSTRIALS 2.5%

Aerospace & Defense 0.7%
General Dynamics Corp.	600	44,532
Honeywell International, Inc.	3,033	180,615
Raytheon Co.	2,182	109,929
United Technologies Corp.	1,991	174,750

Total		509,826

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  9

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONT.)
Air Freight & Logistics 0.2%
FedEx Corp.	760	$71,167
United Parcel Service, Inc., Class B	760	55,852

Total		127,019

Commercial Services & Supplies 0.1%
Republic Services, Inc.	751	23,672
Waste Management, Inc.	1,096	42,612

Total		66,284

Construction & Engineering 0.1%
KBR, Inc.	1,805	67,363

Electrical Equipment —%
Emerson Electric Co.	659	35,948

Industrial Conglomerates 0.4%
General Electric Co.	7,779	152,779
Tyco International Ltd.(b)	3,511	173,268

Total		326,047

Machinery 0.5%
Deere & Co.	590	50,787
Dover Corp.	1,692	113,753
Illinois Tool Works, Inc.	1,900	108,908
Parker Hannifin Corp.	849	75,434

Total		348,882

Professional Services 0.2%
Dun & Bradstreet Corp.	370	29,678
Nielsen Holdings NV(a)(b)	2,724	85,779

Total		115,457

Road & Rail 0.2%
Con-way, Inc.	497	19,646
JB Hunt Transport Services, Inc.	715	32,783
Norfolk Southern Corp.	500	36,655
Union Pacific Corp.	470	49,336

Total		138,420

Trading Companies & Distributors 0.1%
WW Grainger, Inc.	459	69,341

TOTAL INDUSTRIALS		1,804,587

INFORMATION TECHNOLOGY 3.4%

Communications Equipment 0.1%
QUALCOMM, Inc.	1,138	66,676

Computers & Peripherals 0.5%
Apple, Inc.(a)	710	246,959
EMC Corp.(a)	2,569	73,140
Hewlett-Packard Co.	708	26,465

Total		346,564

Electronic Equipment, Instruments & Components 0.2%
TE Connectivity Ltd.(b)	3,820	140,691
Vishay Intertechnology, Inc.(a)	1,604	25,455

Total		166,146

Internet Software & Services 0.3%
AOL, Inc.(a)	509	10,470
eBay, Inc.(a)	3,384	105,479
Google, Inc., Class A(a)	148	78,295

Total		194,244

IT Services 0.9%
Accenture PLC, Class A(b)	2,324	133,374
Automatic Data Processing, Inc.	889	48,993
IBM Corp.	1,911	322,825
Mastercard, Inc., Class A	431	123,719
Teradata Corp.(a)	543	30,294

Total		659,205

Office Electronics —%
Canon, Inc., ADR(b)	633	30,371

Semiconductors & Semiconductor Equipment 0.8%
Advanced Micro Devices, Inc.(a)	10,560	91,661
Atmel Corp.(a)	1,495	22,455
Fairchild Semiconductor International, Inc.(a)	3,269	58,973
Freescale Semiconductor Holdings I Ltd.(a)	532	9,842
Intel Corp.	4,348	97,873
Linear Technology Corp.	723	25,009
Novellus Systems, Inc.(a)	1,833	66,483
Teradyne, Inc.(a)	3,939	63,063
Texas Instruments, Inc.	3,191	112,642

Total		548,001

Software 0.6%
Autodesk, Inc.(a)	2,207	94,857
Intuit, Inc.(a)	1,777	95,905
Microsoft Corp.	7,042	176,120
Oracle Corp.	1,864	63,786

Total		430,668

TOTAL INFORMATION TECHNOLOGY		2,441,875

MATERIALS 1.3%

Chemicals 0.9%
Air Products & Chemicals, Inc.	1,415	134,552
Celanese Corp., Series A	2,605	135,694
EI du Pont de Nemours & Co.	2,019	107,613
International Flavors & Fragrances, Inc.	530	33,952
LyondellBasell Industries NV, Class A(b)	1,501	65,759
RPM International, Inc.	1,141	26,814
Sherwin-Williams Co. (The)	1,025	90,036
Syngenta AG, ADR(b)	624	43,081

Total		637,501

Containers & Packaging 0.1%
Packaging Corp. of America	1,318	38,354
Sonoco Products Co.	943	33,401

Total		71,755

Metals & Mining 0.2%
BHP Billiton Ltd., ADR(b)	347	33,111
Freeport-McMoRan Copper & Gold, Inc.	1,207	62,330
Nucor Corp.	853	36,116
Rio Tinto PLC, ADR(b)	687	48,172

Total		179,729

Paper & Forest Products 0.1%
International Paper Co.	2,007	62,658

TOTAL MATERIALS		951,643

TELECOMMUNICATION SERVICES 0.7%

Diversified Telecommunication Services 0.5%
AT&T, Inc.	6,653	209,969
Verizon Communications, Inc.	3,960	146,243
Windstream Corp.	870	11,701

Total		367,913

The accompanying Notes to Financial Statements are an integral part of this statement.

10  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES (CONT.)
Wireless Telecommunication Services 0.2%
MetroPCS Communications, Inc.(a)	2,006	$35,907
Millicom International Cellular SA(b)	498	56,874
Sprint Nextel Corp.(a)	11,153	65,245

Total		158,026

TOTAL TELECOMMUNICATION SERVICES		525,939

UTILITIES 0.8%

Electric Utilities 0.4%
American Electric Power Co., Inc.	3,590	137,138
Edison International	2,522	99,266
Entergy Corp.	211	14,380
NextEra Energy, Inc.	355	20,572
PPL Corp.	1,385	39,043

Total		310,399

Gas Utilities 0.1%
National Fuel Gas Co.	573	41,279

Multi-Utilities 0.3%
PG&E Corp.	1,552	67,326
Public Service Enterprise Group, Inc.	4,051	135,709
Sempra Energy	685	37,791

Total		240,826

TOTAL UTILITIES		592,504

Total Common Stocks
(Cost: $16,170,277)		$16,558,596

Convertible Preferred Stocks 0.5%

ENERGY —%

Oil, Gas & Consumable Fuels —%
Apache Corp., 6.000%	101	$6,710

TOTAL ENERGY		6,710

FINANCIALS 0.2%

Commercial Banks —%
Fifth Third Bancorp, 8.500%	198	28,438

Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	2,200	96,662
Citigroup, Inc., 7.500%	93	11,137

Total		107,799

TOTAL FINANCIALS		136,237

INDUSTRIALS 0.1%

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	1,700	65,238

TOTAL INDUSTRIALS		65,238

INFORMATION TECHNOLOGY 0.1%

Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	100	99,125

TOTAL INFORMATION TECHNOLOGY		99,125

UTILITIES 0.1%

Electric Utilities 0.1%
PPL Corp., 8.750%	1,200	65,292

TOTAL UTILITIES		65,292

Total Convertible Preferred Stocks
(Cost: $367,536)		$372,602

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds 2.4%

Brokerage 0.1%
Knight Capital Group, Inc. Senior Subordinated Notes
03/15/15	3.500%	$100,000	$95,440

Building Materials 0.2%
Cemex SAB de CV Subordinated Notes(b)
03/15/15	4.875%	100,000	100,000

Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	100,000	93,500

Health Care 0.1%
Amylin Pharmaceuticals, Inc. Senior Unsecured
06/15/14	3.000%	100,000	91,250

Independent Energy 0.2%
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	100,000	100,375

Lodging 0.1%
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	100,000	88,250

Metals 0.3%
Jaguar Mining, Inc. Senior Unsecured(b)(c)
11/01/14	4.500%	100,000	90,125
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	100,000	97,500

Total			187,625

Oil Field Services 0.3%
Transocean, Inc.(b)
12/15/37	1.500%	200,000	196,750

Other Financial Institutions 0.1%
Radian Group, Inc. Senior Unsecured
11/15/17	3.000%	100,000	77,125

Other Industry 0.1%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	100,000	88,875

REITs 0.2%
Alexandria Real Estate Equities, Inc.(c)
01/15/27	3.700%	100,000	100,750

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  11

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Convertible Bonds (continued)
Retailers 0.1%
Charming Shoppes, Inc. Senior Unsecured
05/01/14	1.125%	$100,000	$89,000

Technology 0.2%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	100,000	103,875

Transportation Services 0.1%
DryShips, Inc. Senior Unsecured(b)
12/01/14	5.000%	100,000	89,125

Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	97,875

Wirelines 0.1%
Level 3 Communications, Inc. Senior Unsecured
06/15/12	3.500%	100,000	99,625

Total Convertible Bonds
(Cost: $1,699,080)			$1,699,440

Residential Mortgage-Backed Securities — Non-Agency 1.0%

Castle Peak Loan Trust CMO Series 2010-NPL1 Class A(c)(d)
12/25/50	7.750%	$720,053	$720,054

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $719,154)			$720,054

	Shares	Value

Exchange-Traded Funds 0.1%

SPDR S&P 500 ETF Trust	315	$42,490

Total Exchange-Traded Funds
(Cost: $42,046)		$42,490

Money Market Fund 70.6%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	50,980,775	$50,980,775

Total Money Market Fund
(Cost: $50,980,775)		$50,980,775

	Effective	Par/
Issuer	Yield	Principal	Value

Treasury Note Short-Term 0.3%

U.S. Treasury Bills
08/25/11	0.050%	$251,000	$250,969

Total Treasury Note Short-Term
(Cost: $250,953)			$250,969

Total Investments
(Cost: $70,229,821)			$70,624,926

Investments Sold Short (8.9)%
Issuer	Shares	Value

Common Stocks (8.9)%

CONSUMER DISCRETIONARY (1.9)%

Automobiles (0.1)%
Harley-Davidson, Inc.	(1,417)	$(52,656)
Toyota Motor Corp., ADR(b)	(801)	(66,715)

Total		(119,371)

Hotels, Restaurants & Leisure (0.5)%
Gaylord Entertainment Co.(a)	(1,189)	(38,345)
Marriott International, Inc., Class A	(2,737)	(103,486)
MGM Resorts International(a)	(6,400)	(96,448)
Wendy’s/Arby’s Group, Inc., Class A	(19,511)	(98,141)

Total		(336,420)

Media (0.4)%
DreamWorks Animation SKG, Inc., Class A(a)	(1,090)	(26,062)
Grupo Televisa SA, ADR(a)(b)	(2,537)	(59,696)
Meredith Corp.	(1,878)	(59,364)
Omnicom Group, Inc.	(1,247)	(58,322)
Pearson PLC, ADR(b)	(1,705)	(32,105)
Regal Entertainment Group, Class A	(3,739)	(50,663)

Total		(286,212)

Multiline Retail (0.2)%
99 Cents Only Stores(a)	(2,951)	(60,968)
Dollar General Corp.(a)	(1,661)	(58,251)
JC Penney Co., Inc.	(706)	(25,013)

Total		(144,232)

Specialty Retail (0.3)%
Chico’s FAS, Inc.	(4,831)	(72,852)
O’Reilly Automotive, Inc.(a)	(829)	(49,831)
OfficeMax, Inc.(a)	(3,739)	(31,258)
Williams-Sonoma, Inc.	(973)	(38,093)

Total		(192,034)

Textiles, Apparel & Luxury Goods (0.4)%
Gildan Activewear, Inc.(b)	(2,050)	(76,506)
Nike, Inc., Class B	(659)	(55,652)
Phillips-Van Heusen Corp.	(1,346)	(88,796)
Under Armour, Inc., Class A(a)	(1,202)	(78,346)

Total		(299,300)

TOTAL CONSUMER DISCRECTIONARY		(1,377,569)

CONSUMER STAPLES (0.5)%

Food & Staples Retailing (0.1)%
SUPERVALU, Inc.	(4,068)	(41,738)

Food Products (0.2)%
ConAgra Foods, Inc.	(1,962)	(49,894)
Kraft Foods, Inc., Class A	(2,938)	(102,742)

Total		(152,636)

Household Products (0.2)%
Church & Dwight Co., Inc.	(1,078)	(90,660)
Clorox Co.	(1,228)	(86,549)

Total		(177,209)

TOTAL CONSUMER STAPLES		(371,583)

The accompanying Notes to Financial Statements are an integral part of this statement.

12  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (0.6)%

Energy Equipment & Services (0.3)%
CARBO Ceramics, Inc.	(459)	$(68,974)
Exterran Holdings, Inc.(a)	(816)	(17,585)
Pride International, Inc.	(1,690)	(68,783)
Tidewater, Inc.	(902)	(49,294)

Total		(204,636)

Oil, Gas & Consumable Fuels (0.3)%
EOG Resources, Inc.	(471)	(51,405)
EQT Corp.	(989)	(53,584)
Exxon Mobil Corp.	(216)	(18,029)
Range Resources Corp.	(1,030)	(57,598)
Suncor Energy, Inc.	(1,017)	(42,612)

Total		(223,228)

TOTAL ENERGY		(427,864)

FINANCIALS (1.5)%

Capital Markets (0.5)%
Bank of New York Mellon Corp. (The)	(2,565)	(72,102)
Charles Schwab Corp. (The)	(3,784)	(68,150)
Invesco Ltd.	(1,189)	(29,332)
Jefferies Group, Inc.	(2,408)	(53,313)
Legg Mason, Inc.	(1,346)	(45,549)
Morgan Stanley	(2,264)	(54,698)
State Street Corp.	(1,419)	(64,948)

Total		(388,092)

Commercial Banks (0.2)%
City National Corp.	(628)	(35,375)
KeyCorp	(3,510)	(29,730)
Marshall & Ilsley Corp.	(4,615)	(36,920)
Regions Financial Corp.	(8,514)	(60,109)

Total		(162,134)

Insurance (0.1)%
Allstate Corp. (The)	(989)	(31,035)
StanCorp Financial Group, Inc.	(902)	(38,948)

Total		(69,983)

Real Estate Investment Trusts (REITs) (0.7)%
Corporate Office Properties Trust	(1,447)	(51,253)
Essex Property Trust, Inc.	(415)	(57,108)
Healthcare Realty Trust, Inc.	(2,179)	(47,982)
Home Properties, Inc.	(773)	(47,849)
Kimco Realty Corp.	(3,209)	(62,608)
Post Properties, Inc.	(1,404)	(59,108)
Regency Centers Corp.	(1,017)	(47,097)
Strategic Hotels & Resorts, Inc.(a)	(8,902)	(59,554)
Washington Real Estate Investment Trust	(1,589)	(54,868)

Total		(487,427)

TOTAL FINANCIALS		(1,107,636)

HEALTH CARE (1.2)%

Biotechnology (0.1)%
BioMarin Pharmaceutical, Inc.(a)	(1,376)	(38,844)
Isis Pharmaceuticals, Inc.(a)	(4,600)	(42,458)

Total		(81,302)

Health Care Equipment & Supplies (0.4)%
Becton Dickinson and Co.	(729)	(63,824)
Integra LifeSciences Holdings Corp.(a)	(1,256)	(64,420)
Medtronic, Inc.	(963)	(39,194)
Stryker Corp.	(1,316)	(82,119)
Wright Medical Group, Inc.(a)	(2,264)	(35,205)

Total		(284,762)

Health Care Providers & Services (0.3)%
Coventry Health Care, Inc.(a)	(2,034)	(71,556)
Laboratory Corp. of America Holdings(a)	(658)	(66,346)
Patterson Companies, Inc.	(1,488)	(51,463)

Total		(189,365)

Pharmaceuticals (0.4)%
Bristol-Myers Squibb Co.	(2,293)	(65,947)
Covance, Inc.(a)	(1,046)	(61,567)
Elan Corp. PLC, ADR(a)(b)	(7,984)	(76,407)
Novartis AG, ADR(b)	(1,159)	(74,779)

Total		(278,700)

TOTAL HEALTH CARE		(834,129)

INDUSTRIALS (0.9)%

Aerospace & Defense (0.1)%
Spirit Aerosystems Holdings, Inc., Class A(a)	(2,621)	(57,400)
Textron, Inc.	(1,460)	(33,405)

Total		(90,805)

Air Freight & Logistics (0.1)%
FedEx Corp.	(700)	(65,548)

Building Products (0.1)%
Masco Corp.	(5,774)	(82,279)

Commercial Services & Supplies (0.1)%
Stericycle, Inc.(a)	(700)	(62,363)

Construction & Engineering (0.1)%
Jacobs Engineering Group, Inc.(a)	(1,189)	(54,766)
Quanta Services, Inc.(a)	(1,359)	(26,840)

Total		(81,606)

Electrical Equipment (0.1)%
Rockwell Automation, Inc.	(528)	(43,882)

Machinery (0.1)%
PACCAR, Inc.	(1,090)	(54,500)

Road & Rail (0.1)%
Kansas City Southern(a)	(829)	(48,820)
Landstar System, Inc.	(1,073)	(50,774)

Total		(99,594)

Trading Companies & Distributors (0.1)%
WESCO International, Inc.(a)	(715)	(39,754)

TOTAL INDUSTRIALS		(620,331)

INFORMATION TECHNOLOGY (1.2)%

Communications Equipment — %
Juniper Networks, Inc.(a)	(872)	(31,924)

Computers & Peripherals (0.1)%
Imation Corp.(a)	(4,831)	(46,957)

Electronic Equipment, Instruments & Components (0.1)%
Amphenol Corp., Class A	(558)	(30,166)
Ingram Micro, Inc., Class A(a)	(2,694)	(51,213)

Total		(81,379)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  13

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONT.)
IT Services (0.1)%
Paychex, Inc.	(2,895)	$(93,509)

Semiconductors & Semiconductor Equipment (0.5)%
Cypress Semiconductor Corp.(a)	(3,012)	(70,541)
Intersil Corp., Class A	(4,000)	(57,400)
Microchip Technology, Inc.	(989)	(39,095)
NVIDIA Corp.(a)	(2,980)	(59,719)
Silicon Laboratories, Inc.(a)	(1,521)	(65,373)
Verigy Ltd.(a)(b)	(3,855)	(54,433)
Xilinx, Inc.	(914)	(32,611)

Total		(379,172)

Software (0.4)%
Adobe Systems, Inc.(a)	(2,737)	(94,782)
ANSYS, Inc.(a)	(1,762)	(101,086)
SAP AG, ADR(b)	(989)	(61,486)

Total		(257,354)

TOTAL INFORMATION TECHNOLOGY		(890,295)

MATERIALS (0.5)%

Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(619)	(53,024)
Vulcan Materials Co.	(917)	(37,129)

Total		(90,153)

Containers & Packaging (0.1)%
Bemis Co., Inc.	(1,530)	(50,673)

Metals & Mining (0.2)%
Alcoa, Inc.	(3,299)	(55,456)
ArcelorMittal(b)	(1,331)	(44,522)
United States Steel Corp.	(1,133)	(52,243)

Total		(152,221)

Paper & Forest Products (0.1)%
MeadWestvaco Corp.	(2,150)	(73,143)

TOTAL MATERIALS		(366,190)

TELECOMMUNICATION SERVICES (0.1)%

Wireless Telecommunication Services (0.1)%
Crown Castle International Corp.(a)	(1,303)	(53,957)
SBA Communications Corp., Class A(a)	(1,247)	(48,995)

Total		(102,952)

TOTAL TELECOMMUNICATION SERVICES		(102,952)

UTILITIES (0.5)%

Electric Utilities (0.1)%
Pepco Holdings, Inc.	(3,497)	(69,835)

Multi-Utilities (0.4)%
Consolidated Edison, Inc.	(1,346)	(71,419)
Integrys Energy Group, Inc.	(1,589)	(83,168)
SCANA Corp.	(1,576)	(64,096)
TECO Energy, Inc.	(2,593)	(49,786)

Total		(268,469)

TOTAL UTILITIES		(338,304)

Total Common Stocks
(Proceeds: $6,336,837)		$(6,436,853)

Total Investments Sold Short
(Proceeds: $6,336,837)		$(6,436,853)

Total Investments, Net of Investments Sold Short		$64,188,073
Other Assets & Liabilities, Net		8,006,750

Net Assets		$72,194,823

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

At May 31, 2011, $1,191,597 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at May 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
3-Month Euro (Euribor)	(20)	$(7,062,021)	December 2011	$—	$(12,592)
3-Month Euro Swiss Franc	(9)	(2,629,353)	December 2011	—	(8,276)
3-Month Euroyen	(36)	(11,004,601)	December 2011	958	—
90-Day Australian Dollar	9	9,448,291	December 2011	3,417	—
90-Day Eurodollar, 5-year	(42)	(10,458,000)	December 2011	—	(13,751)
90-Day Sterling	(44)	(8,952,497)	December 2011	—	(1,704)
Australian Dollar Currency	1	106,460	June 2011	3,836	—
Australian SPI 200 Index	1	125,754	June 2011	1,036	—
Australian Treasury Bond, 10-year	5	506,087	June 2011	9,259	—
British Pound Currency	(3)	(308,438)	June 2011	—	(4,587)
Canadian Bank Acceptence	(20)	(5,082,314)	December 2011	—	(15,069)
Canadian Government Bond, 10-year	6	769,530	September 2011	1,925	—

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Futures Contracts Outstanding at May 31, 2011 (continued)

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
Canadian Dollar Currency	(3)	$(309,540)	June 2011	$—	$(2,111)
DAX Index	1	262,492	June 2011	—	(434)
Dow Jones EURO STOXX 50	(7)	(287,806)	June 2011	—	(817)
E-Mini S&P 500 Index	(142)	(9,541,690)	June 2011	—	(110,888)
Euro FX Currency	1	179,737	June 2011	2,221	—
FTSE 100 Index	(1)	(98,133)	June 2011	1,669	—
Hang Seng Index	(2)	(302,712)	June 2011	—	(8,568)
IBEX-35 Index	1	150,825	June 2011	2,851	—
Japanese Government Bond, 10-year	(4)	(6,901,239)	June 2011	7,711	—
Japanese Government Bond, 10-year	1	1,725,310	June 2011	15,144	—
Japanese Yen Currency	(4)	(613,650)	June 2011	—	(15,527)
MSCI Singapore Index	2	119,479	June 2011	—	(1,246)
OMSX30 Swedish Index	(11)	(205,689)	June 2011	907	—
S&P 500 Index	1	335,975	June 2011	4,047	—
Swiss Franc Currency	1	146,500	June 2011	7,334	—
Swiss Market Index (SMI)	7	538,316	June 2011	8,471	—
TOPIX Index	3	308,244	June 2011	445	—
U.S. Treasury Note, 2-year	44	9,644,250	October 2011	14,371	—
United Kingdom Long GILT, 10-year	(1)	(197,530)	September 2011	—	(198)
United Kingdom Long GILT, 10-year	41	8,098,792	September 2011	24,103	—

Total				$109,705	$(195,768)

Forward Foreign Currency Exchange Contracts Open at May 31, 2011

		Currency to		Currency to		Unrealized	Unrealized
Counterparty	Exchange Date	be Delivered		be Received		Appreciation	Depreciation
J.P. Morgan Securities, Inc.	June 10, 2011	1,251,000 (SGD	)	1,017,661 (USD	)	$3,337	$—

J.P. Morgan Securities, Inc.	June 10, 2011	18,000 (SGD	)	14,414 (USD	)	—	(180)

Standard Chartered Bank	June 10, 2011	354,000 (SGD	)	286,879 (USD	)	—	(146)

HSBC Securities (USA), Inc.	June 10, 2011	1,037,000 (TRY	)	647,987 (USD	)	—	(1,782)

Standard Chartered Bank	June 10, 2011	29,525,000 (TWD	)	1,024,078 (USD	)	—	(6,264)

Standard Chartered Bank	June 10, 2011	8,034,000 (TWD	)	281,253 (USD	)	889	—

Barclays Bank PLC	June 10, 2011	976,602 (USD	)	1,536,000 (BRL	)	—	(4,829)

Barclays Bank PLC	June 10, 2011	323,420 (USD	)	523,000 (BRL	)	7,464	—

UBS Securities	June 10, 2011	641,448 (USD	)	7,517,000 (MXN	)	8,356	—

State Street Bank & Trust Company	June 10, 2011	1,300,430 (USD	)	8,889,000 (ZAR	)	4,789	—

Barclays Bank PLC	June 14, 2011	402,291 (USD	)	500,000 (SGD	)	3,111	—

HSBC Securities (USA), Inc.	June 29, 2011	1,314,000 (CHF	)	1,540,716 (USD	)	90	—

HSBC Securities (USA), Inc.	June 29, 2011	2,151,000 (CHF	)	2,436,179 (USD	)	—	(86,204)

Barclays Bank PLC	June 29, 2011	198,246,000 (JPY	)	2,423,960 (USD	)	—	(8,436)

J.P. Morgan Securities, Inc.	June 29, 2011	10,018,000 (SEK	)	1,568,697 (USD	)	—	(52,153)

UBS Securities	June 29, 2011	2,406,087 (USD	)	2,359,000 (CAD	)	26,950	—

Goldman, Sachs & Co.	June 29, 2011	1,621,139 (USD	)	985,000 (GBP	)	—	(814)

HSBC Securities (USA), Inc.	June 29, 2011	3,887,749 (USD	)	21,882,000 (NOK	)	168,704	—

Barclays Bank PLC	July 6, 2011	178,079 (USD	)	1,000,000 (NOK	)	7,217	—

Barclays Bank PLC	July 6, 2011	188,383 (USD	)	1,200,000 (SEK	)	5,695	—

Barclays Bank PLC	July 6, 2011	400,333 (USD	)	500,000 (SGD	)	5,074	—

Total						$241,676	$(160,808)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  15

Portfolio of Investments (continued)

Interest Rate Swap Contracts Outstanding at May 31, 2011

Fund
	Floating	Pay/Receive	Fixed	Expiration	Notional	Unrealized	Unrealized
Counterparty	Rate Index	Floating Rate	Rate	Date	Amount	Appreciation	Depreciation
Barclays Bank PLC	6-Month NOK NIBOR-NIBR	Receive	4.393%	July 6, 2021	NOK 5,000,000	$—	$—

Total						$—	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.02% of net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $910,929 or 1.26% of net assets.

(d)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(f)	Investments in affiliates during the year ended May 31, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$—	$113,855,539	$(62,874,764)	$—	$50,980,775	$11,993	$50,980,775
Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$2,162,238	$—	$—	$2,162,238
Consumer Staples	1,563,030	29,795	—	1,592,825
Energy	1,771,139	—	—	1,771,139
Financials	2,654,133	—	—	2,654,133
Health Care	2,026,709	35,004	—	2,061,713
Industrials	1,804,587	—	—	1,804,587
Information Technology	2,441,875	—	—	2,441,875
Materials	951,643	—	—	951,643
Telecommunication Services	525,939	—	—	525,939
Utilities	592,504	—	—	592,504

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  17

Portfolio of Investments (continued)

Fair Value Measurements (continued)

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Common Stocks — Investments Sold Short
Consumer Discretionary	$(1,377,569)	$—	$—	$(1,377,569)
Consumer Staples	(371,583)	—	—	(371,583)
Energy	(427,864)	—	—	(427,864)
Financials	(1,107,636)	—	—	(1,107,636)
Health Care	(834,129)	—	—	(834,129)
Industrials	(620,331)	—	—	(620,331)
Information Technology	(890,295)	—	—	(890,295)
Materials	(366,190)	—	—	(366,190)
Telecommunication Services	(102,952)	—	—	(102,952)
Utilities	(338,304)	—	—	(338,304)
Convertible Preferred Stocks
Energy	—	6,710	—	6,710
Financials	—	136,237	—	136,237
Industrials	—	65,238	—	65,238
Information Technology	—	99,125	—	99,125
Utilities	—	65,292	—	65,292

Total Equity Securities	10,056,944	437,401	—	10,494,345

Bonds
Convertible Bonds	—	1,699,440	—	1,699,440
Residential Mortgage-Backed Securities — Non-Agency	—	—	720,054	720,054

Total Bonds	—	1,699,440	720,054	2,419,494

Short-Term Securities
Treasury Note Short-Term	250,969	—	—	250,969

Total Short-Term Securities	250,969	—	—	250,969

Other
Exchange-Traded Funds	42,490	—	—	42,490
Affiliated Money Market Fund(c)	50,980,775	—	—	50,980,775

Total Other	51,023,265	—	—	51,023,265

Investments in Securities	61,331,178	2,136,841	720,054	64,188,073
Derivatives(d)
Assets
Futures Contracts	109,705	—	—	109,705
Forward Foreign Currency Exchange Contracts	—	241,676	—	241,676
Liabilities
Futures Contracts	(195,768)	—	—	(195,768)
Forward Foreign Currency Exchange Contracts	—	(160,808)	—	(160,808)

Total	$61,245,115	$2,217,709	$720,054	$64,182,878

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities –
Non-Agency
Balance as of March 31, 2011 (commencement of operations)	$—
Accrued discounts/premiums	—
Realized gain (loss)	362
Change in unrealized appreciation (depreciation)*	900
Sales	(289,307)
Purchases	1,008,099
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of May 31, 2011	$720,054

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $900.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  19

Statement of Assets and Liabilities
May 31, 2011

Assets
Investments, at value
Unaffiliated issuers (identified cost $19,249,046)	$19,644,151
Affiliated issuers (identified cost $50,980,775)	50,980,775

Total investments (identified cost $70,229,821)	70,624,926
Cash	23,197
Foreign currency (identified cost $890)	304
Cash deposits and collateral held at broker	6,298,013
Margin deposits on futures contracts	1,191,597
Unrealized appreciation on forward foreign currency exchange contracts	241,676
Receivable for:
Capital shares sold	500,569
Investments sold	908,692
Dividends	38,249
Interest	16,541
Reclaims	319
Expense reimbursement due from Investment Manager	30,238

Total assets	79,874,321

Liabilities
Securities sold short, at value (proceeds $6,336,837)	6,436,853
Unrealized depreciation on forward foreign currency exchange contracts	160,808
Payable for:
Investments purchased	931,557
Capital shares purchased	1,753
Dividends and interest on securities sold short	9,082
Variation margin on futures contracts	70,535
Investment management fees	6,416
Distribution fees	441
Transfer agent fees	86
Administration fees	626
Other expenses	61,341

Total liabilities	7,679,498

Net assets applicable to outstanding capital stock	$72,194,823

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Represented by
Paid-in capital	$71,867,912
Excess of distributions over net investment income	(14,965)
Accumulated net realized gain	48,249
Unrealized appreciation (depreciation) on:
Investments	395,105
Foreign currency translations	3,733
Forward foreign currency exchange contracts	80,868
Futures contracts	(86,063)
Securities sold short	(100,016)

Total — representing net assets applicable to outstanding capital stock	$72,194,823

Net assets applicable to outstanding shares
Class A	$11,301,025
Class B	$61,786
Class C	$1,350,030
Class I	$59,115,150
Class R	$2,495
Class W	$2,496
Class Z	$361,841
Shares outstanding
Class A	1,131,853
Class B	6,195
Class C	135,268
Class I	5,916,951
Class R	250
Class W	250
Class Z	36,230
Net asset value per share
Class A(a)	$9.98
Class B	$9.97
Class C	$9.98
Class I	$9.99
Class R	$9.98
Class W	$9.98
Class Z	$9.99

(a)	The maximum offering price per share for Class A is $10.29. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  21

Statement of Operations
Year ended May 31, 2011(a)

Net investment income
Income:
Dividends	$44,853
Interest	17,959
Dividends from affiliates	11,993
Foreign taxes withheld	(640)

Total income	74,165

Expenses:
Investment management fees	71,189
Distribution fees
Class A	2,065
Class B	65
Class C	880
Class R	2
Class W	1
Transfer agent fees
Class A	508
Class B	4
Class C	55
Class Z	19
Administration fees	6,945
Compensation of board members	59
Custodian fees	9,260
Printing and postage fees	15,099
Registration fees	101,671
Professional fees	36,593
Dividends and interest on securities sold short	14,380
Other	3,696

Total expenses	262,491
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(152,486)

Total net expenses	110,005

Net investment loss	(35,840)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(9,007)
Foreign currency transactions	(7,490)
Forward foreign currency exchange contracts	(68,220)
Futures contracts	(147,782)
Securities sold short	(32,040)

Net realized loss	(264,539)
Net change in unrealized appreciation (depreciation) on:
Investments	395,105
Foreign currency translations	3,733
Forward foreign currency exchange contracts	80,868
Futures contracts	(86,063)
Securities sold short	(100,016)

Net change in unrealized appreciation	293,627

Net realized and unrealized gain	29,088

Net decrease in net assets from operations	$(6,752)

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended May 31, 2011(a)
Operations
Net investment loss	$(35,840)
Net realized loss	(264,539)
Net change in unrealized appreciation	293,627

Net decrease in net assets resulting from operations	(6,752)

Increase in net assets from share transactions	72,201,575

Total increase in net assets	72,194,823

Net assets at beginning of year	—

Net assets at end of year	$72,194,823

Excess of distributions over net investment income	$(14,965)

Year ended May 31, 2011(a)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,133,355	11,314,610
Redemptions	(1,502)	(15,014)

Net increase	1,131,853	11,299,596

Class B shares
Subscriptions	6,195	61,869

Net increase	6,195	61,869

Class C shares
Subscriptions	135,268	1,349,698

Net increase	135,268	1,349,698

Class I shares
Subscriptions	5,932,954	59,282,823
Redemptions	(16,003)	(159,586)

Net increase	5,916,951	59,123,237

Class R shares
Subscriptions	250	2,500

Net increase	250	2,500

Class W shares
Subscriptions	250	2,500

Net increase	250	2,500

Class Z shares
Subscriptions	36,230	362,175

Net increase	36,230	362,175

Total net increase	7,226,997	72,201,575

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  23

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment, sales charges, if any, and are not annualized for periods of less than one year.

	Year ended
Class A	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.01	)(b)

Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total return	(0.20%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.83%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.57%	(d)

Net investment income (loss)	(0.67%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$11,301

Portfolio turnover	16%

	Year ended
Class B	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.01	)(b)

Total from investment operations	(0.03)

Net asset value, end of period	$9.97

Total return	(0.30%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	4.21%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.32%	(d)

Net investment income (loss)	(1.41%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$62

Portfolio turnover	16%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

	Year ended
Class C	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.00	)(b)(f)

Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total return	(0.20%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	4.81%	(d)

Net expenses after fees waived or expenses reimbursed(e)	2.35%	(d)

Net investment income (loss)	(1.41%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$1,350

Portfolio turnover	16%

	Year ended
Class I	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.00	)(b)(f)

Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return	(0.10%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.92%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.22%	(d)

Net investment income (loss)	(0.37%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$59,115

Portfolio turnover	16%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  25

Financial Highlights (continued)

	Year ended
Class R	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.00	)(b)(f)

Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total return	(0.20%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.32%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.75%	(d)

Net investment income (loss)	(0.98%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	16%

	Year ended
Class W	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain on investments	(0.01	)(b)

Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total return	(0.20%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.05%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.50%	(d)

Net investment income (loss)	(0.73%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$2

Portfolio turnover	16%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

	Year ended
Class Z	May 31,
Per share data	2011(a)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain on investments	(0.00	)(b)(f)

Total from investment operations	(0.01)

Net asset value, end of period	$9.99

Total return	(0.10%	)

Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	3.36%	(d)

Net expenses after fees waived or expenses reimbursed(e)	1.30%	(d)

Net investment income (loss)	(0.45%	)(d)

Supplemental data
Net assets, end of period (in thousands)	$362

Portfolio turnover	16%

Notes to Financial Highlights

(a)	For the period from March 31, 2011 (commencement of operations) to May 31, 2011.
(b)	Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	Rounds to less than $0.01.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  27

Notes to Financial Statements
May 31, 2011

Note 1. Organization

Columbia Absolute Return Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On March 31, 2011, Columbia Management Investment Advisors, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $24,000,000 in the Fund (250 shares for Class A, 250 shares for Class B, 250 shares for Class C, 2,398,500 shares for Class I, 250 shares for Class R, 250 shares for Class W and 250 shares for Class Z), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 4, 2011.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B (for exchange only), Class C, Class I, Class R, Class W, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund does not accept investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

28  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market daily based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  29

Notes to Financial Statements (continued)

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to create long and short currency exposures and for the purpose of gaining a mix of market exposure to major currencies.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates, to create long and short bond market exposures and for the purpose of gaining a mix of market exposures to interest rates, equity indices, foreign currencies, and sovereign debt. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swap Transactions
The Fund entered into interest rate swap transactions to gain exposure to or protect itself from market rate changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty

30  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at May 31, 2011

	Asset Derivatives			Liability Derivatives
	Statement of Assets			Statement of Assets
	and Liabilities			and Liabilities
Risk Exposure Category	Location	Fair Value		Location	Fair Value
Equity contracts	Net assets — unrealized appreciation on futures contracts	$19,426	*	Net assets — unrealized depreciation on futures contracts	$121,953	*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	241,676		Unrealized depreciation on forward foreign currency exchange contracts	160,808

	Net assets — unrealized appreciation on futures contracts	17,766	*	Net assets — unrealized depreciation on futures contracts	58,548	*

Interest rate contracts	Net assets — unrealized appreciation on futures contracts	72,513	*	Net assets — unrealized depreciation on futures contracts	15,267	*

Total		$351,381			$356,576

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of Derivative Instruments in the Statement of Operations for the Year Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures	Total
Equity contracts	$—	$(28,371)	$(28,371)

Foreign exchange contracts	(68,220)	85,131	$16,911

Interest rate contracts	—	(204,542)	$(204,542)

Total	$(68,220)	$(147,782)	$(216,002)

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  31

Notes to Financial Statements (continued)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
	Forward Foreign
	Currency Exchange
Risk Exposure Category	Contracts	Futures	Total
Equity contracts	$—	$(102,527)	$(102,527)

Foreign exchange contracts	80,868	(40,782)	$40,086

Interest rate contracts	—	57,246	$57,246

Total	$80,868	$(86,063)	$(5,195)

Volume of Derivative Instruments for the Year Ended May 31, 2011

Contracts
Opened
Forward foreign currency exchange contracts	95

Futures contracts	1,372

Interest rate swap contracts	1

Short Sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund’s use of short sales in effect “leverages” the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

32  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.82% to 0.70% as the Fund’s net assets increase. The management fee for the year end May 31, 2011 was 0.82% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the year ended May 31, 2011 was 0.08% of the Fund’s average daily net assets.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  33

Notes to Financial Statements (continued)

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Funds for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket expenses). The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended May 31, 2011, the Fund transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.06%
Class B	0.06
Class C	0.06
Class R	0.06
Class W	0.06
Class Z	0.06

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,127 for Class A for the year ended May 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.38%
Class B	2.13
Class C	2.13
Class I	1.06
Class R	1.63
Class W	1.38
Class Z	1.13

Under the agreement, the following fees and expenses, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

34  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2011, permanent and timing book to tax differences resulting primarily from differing treatments for futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of real estate investment trust (REIT) distributions and losses deferred due to wash sales were identified and permanent differences reclassed among the components of the Fund’s net assets in the Statement of Assets and Liabilities as follows:

Excess of distributions over net investment income	$20,875
Accumulated net realized gain	312,788
Paid-in capital	(333,663)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

For the year ended May 31, 2011, there were no distributions.

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed accumulated long-term gain	51,589
Unrealized appreciation/depreciation	275,322

At May 31, 2011, the cost of investments for federal income tax purposes was $70,239,567 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$798,797
Unrealized depreciation	(413,438)

Unrealized appreciation	$385,359

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $21,028,724 and $2,023,738, respectively, for the year ended May 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2011, the Fund had no securities on loan.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  35

Notes to Financial Statements (continued)

collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I, Class R and Class W shares.

At May 31, 2011, the Investment Manager and/or affiliates owned approximately 82% of the outstanding shares of the Fund. Subscriptions and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. The Fund had no borrowings during the year ended May 31, 2011.

Note 10. Significant Risks

Short Selling Risk
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund’s use of short sales in effect “leverages” the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

36  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Note 12. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Columbia Absolute Return Multi-Strategy Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Absolute Return Multi-Strategy Fund (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of May 31, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from March 31, 2011 (commencement of operations) to May 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Absolute Return Multi-Strategy Fund of the Columbia Funds Series Trust II at May 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period from March 31, 2011 (commencement of operations) to May 31, 2011, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
July 22, 2011

38  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2011

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  39

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, prior to the Transaction, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve directors/trustees to sixteen for all funds overseen by the Board.

Independent Board Members

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Former Trustee, BofA Funds Series Trust (11 funds)

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	157	None

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); Former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	147	Trustee, BofA Funds Series Trust (11 funds)

40  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 63	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco Corporation (real estate development) and Mickel Investment Group	147	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas

Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

Interested Board Member Not Affiliated with Investment Manager*

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  41

Board Members and Officers (continued)

Interested Board Member Affiliated with Investment Manager*

Name,	Position held		Number of funds in	Other present or past
address,	with funds and	Principal occupation	the Fund Family overseen	directorships/trusteeships
age	length of service	during past five years	by Board member	(within past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	157	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

42  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  43

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Investment Management Services
Agreement

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columbia Absolute Return Multi-Strategy Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management provides investment advice and other services to the Fund and all funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the “Funds”).

At the January 12-13, 2011 in-person meeting of the Fund’s Board of Trustees (the “Board”), the Board, including the independent Board members (the “Independent Trustees”), considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it received at the meeting and at its December 2010 meeting in connection with its evaluation of the services proposed to be provided by Columbia Management. The Board also took into account reports from various committees, including, importantly, the reports from the Contracts Committee with respect to quality of services, profitability and fees and expenses; the Investment Review Committee, with respect to investment performance, client commission and trading practices; and the Compliance Committee, with respect to the overall effectiveness of the compliance program. All of the materials presented were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, the Board’s Chair and the Chair of the Contracts Committee (including materials relating to the Fund’s proposed expense cap), and the final materials were revised to reflect comments provided by these Board representatives. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Services to be Provided by Columbia Management:  The Independent Trustees analyzed various reports and presentations they had received detailing the services to be performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services to be provided by Columbia Management, including, in particular, the investment in and resources dedicated to the Fund’s operations, most notably, the close of the acquisition by Ameriprise Financial of the long-term asset management business of Columbia Management Group, LLC (the “Columbia Transaction”) and the successful execution of various integration and other business initiatives in 2010, including, implementation of complex-wide rationalized fee structures and the rebranding of the retail fund complex. The Independent Trustees noted the information they received concerning Columbia Management’s ability to retain key personnel in certain targeted areas and its expectations in this regard. In that connection, the Independent Trustees took into account their discussion with Columbia Management’s new Chief Investment Officer (the “CIO”) earlier in the meeting (as well as their prior meetings with the CIO) and considered the additional risk and portfolio management oversight now applied to the Funds as a result. Moreover, in connection with the Board’s evaluation of the overall package of services to be provided by Columbia Management, the Board considered the quality of the administrative services proposed to be provided by Columbia Management to the Fund, as well as the quality of the transfer agency services proposed to be provided by Columbia Management’s affiliate. The Board also recalled its review of the financial condition of Columbia Management and its affiliates (at its April 2010 and August 2010 meetings) and each entity’s ability to carry out its respective responsibilities under the applicable service agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). Based on the foregoing, and based on other information received (both oral and written) at the meeting and the December 2010 meeting and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to provide a high quality and level of services to the Fund.

44  COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT

Investment Performance:  Although the consideration of a fund’s investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Fund had no performance history. However, the Board did consider Columbia Management’s overall performance record in employing strategies expected to be utilized by the Fund. The Board also observed the proposed portfolio management team’s experience employing the strategies proposed to be utilized by the Fund.

Comparative Fees, Costs of Services to be Provided and the Profits to be Realized By Columbia Management and its Affiliates from their Relationships with the Fund:  The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the fund family, while assuring that the overall fees for each fund are generally in line with the “pricing philosophy” (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). In this regard, the Board considered that the proposed expense cap for the Fund is below the median expense ratio of the Fund’s peer group. The Board also reviewed fees charged by Columbia Management to Funds and other accounts with somewhat similar strategies to the Fund. The Board found the proposed fees for the Fund to be within the range of the fees charged to such other Funds/accounts.

The Board considered that management affiliates would earn additional revenue for providing transfer agency services and administration services to the Fund. The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management and other services to the Fund. The Board noted that the fees to be paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board recalled its review in April 2010 and August 2010 of Columbia Management’s profitability and its conclusion that the profitability levels were reasonable.

Economies of Scale to be Realized:  The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management service fees were fair and reasonable in light of the extent and quality of services expected to be provided. In reaching this conclusion, no single factor was determinative. On January 13, 2011, the Board, including all of the Independent Trustees, approved the IMS Agreement.

COLUMBIA ABSOLUTE RETURN MULTI-STRATEGY FUND — 2011 ANNUAL REPORT  45

Columbia Absolute Return Multi-Strategy Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Funds’ current prospectus. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved. S-6425 C (8/11)

Annual Report
and Prospectus

Columbia
High Yield Bond Fund

Annual Report for the Period Ended
May 31, 2011
(Prospectus also enclosed)

Columbia High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

This annual report includes a prospectus that describes in detail the Fund’s objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Manager Commentary	5

The Fund’s Long-term Performance	12

Fund Expenses Example	14

Portfolio of Investments	17

Statement of Assets and Liabilities	34

Statement of Operations	36

Statement of Changes in Net Assets	38

Financial Highlights	41

Notes to Financial Statements	51

Report of Independent Registered Public Accounting Firm	71

Federal Income Tax Information	73

Board Members and Officers	74

Proxy Voting	83

Results of Meeting of Shareholders	83

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	Columbia High Yield Bond Fund (the Fund) Class A shares gained 17.61% (excluding sales charge) for the 12 months ended May 31, 2011.

>	The Fund underperformed its benchmark, the JP Morgan Global High Yield Index, which rose 18.04% during the same period.

>	The Fund also underperformed the Lipper High Current Yield Bond Funds Index, representing the Fund’s peer group, which increased 18.09% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2011)

	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund Class A (excluding sales charge)	+17.61%	+10.32%	+8.12%	+7.52%

JP Morgan Global High Yield Index (unmanaged)	+18.04%	+11.95%	+9.47%	+9.26%

Lipper High Current Yield Bond Funds Index (unmanaged)	+18.09%	+8.73%	+7.17%	+6.94%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at May 31, 2011
Since
Without sales charge	1 year	3 years	5 years	10 years	inception*
Class A (inception 12/8/83)	+17.61%	+10.32%	+8.12%	+7.52%	N/A

Class B (inception 3/20/95)	+16.71%	+9.62%	+7.30%	+6.71%	N/A

Class C (inception 6/26/00)	+16.80%	+9.50%	+7.31%	+6.72%	N/A

Class I (inception 3/4/04)	+18.52%	+10.88%	+8.54%	N/A	+8.53%

Class R (inception 12/11/06)	+17.23%	+10.06%	N/A	N/A	+7.31%

Class R3 (inception 12/11/06)	+17.81%	+10.44%	N/A	N/A	+7.66%

Class R4 (inception 3/20/95)	+17.74%	+10.46%	+8.28%	+7.69%	N/A

Class R5 (inception 12/11/06)	+18.02%	+10.69%	N/A	N/A	+7.97%

Class W (inception 12/1/06)	+17.65%	+10.39%	N/A	N/A	+7.56%

Class Z (inception 9/27/10)	N/A	N/A	N/A	N/A	+9.87%**

With sales charge
Class A (inception 12/8/83)	+12.03%	+8.50%	+7.10%	+7.01%	N/A

Class B (inception 3/20/95)	+11.71%	+8.78%	+7.00%	+6.71%	N/A

Class C (inception 6/26/00)	+15.80%	+9.50%	+7.31%	+6.72%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	For classes with less than 10 years performance.
**	Not annualized.

4  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Manager Commentary

Dear Shareholders:

Columbia High Yield Bond Fund (the Fund) Class A shares gained 17.61% (excluding sales charge) for the 12 months ended May 31, 2011. The Fund modestly underperformed its benchmark, the JP Morgan Global High Yield Index (JP Morgan Index), which rose 18.04%. The Fund also trailed the Lipper High Current Yield Bond Funds Index, representing the Fund’s peer group, which increased 18.09% over the same time frame.

Significant performance factors
The U.S. economy expanded at an estimated 2.3% over the past 12 months, as measured by U.S. Gross Domestic Product (GDP). Growth picked up in the third and fourth quarters of 2010, but concerns emerged in the New Year as the housing market continued its four-year slide, fewer-than-expected new jobs were reported in April and inflation edged higher as food and energy prices rose. GDP expanded only 1.8% in the first quarter of 2011. On the positive side, personal income surged in January, as payroll tax cuts kicked in, and continued to edge higher through the end of the period. Consumer spending on cars, clothing and other goods also trended upward. And despite a disappointing April, news on the job front was generally positive for the year. Massive layoffs declined, and 729,000 new jobs were added in the first four months of 2011.

PORTFOLIO BREAKDOWN(1) (at May 31, 2011)

Consumer Discretionary	16.9%

Consumer Staples	2.2

Energy	10.9

Financials	9.5

Health Care	6.3

Industrials	9.3

Materials	14.5

Telecommunication	20.6

Utilities	4.6

Other(2)	5.2

(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  5

Manager Commentary (continued)

High-yield corporate bonds were the best performers in the fixed-income market for the 12-month period ended May 31, 2011. The sector benefited as investors began moving toward higher-risk assets late last summer after the Federal Reserve (the Fed) began hinting it would undertake a second round of large-scale asset purchases, known as quantitative easing (QE2), to help stimulate the economy. Purchases commenced in the fall, giving investors the confidence to take added risk for better returns in an environment where interest rates remained near historical lows. High-yield bonds benefited from this shift in investor sentiment, as well as from positive corporate earnings growth, driven by recent cost cutting efforts at many companies and slowly improving revenues. Default rates on high-yield securities stayed at very low levels during the 12-month period — under 1% according to JP Morgan.

In this environment, retail and institutional investor demand for high-yield securities remained strong, with about $10.8 billion flowing into high yield corporate bond mutual funds in the first five months of 2011, compared to $12.2 billion for the entire calendar year of 2010. Strong investor demand, in turn, contributed to an active calendar for new high-

QUALITY BREAKDOWN(1) (at May 31, 2011)

BBB rating	3.3%

BB rating	32.5

B rating	49.6

CCC rating	13.7

CC rating	0.4

C rating	0.1

Non-rated	0.4

(1)	Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.

6  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

yield issuance, much of which was earmarked to refinance existing debt. From January through May 2011, new high-yield bond issuance totaled $164 billion, setting expectations that 2011 could exceed the $302 billion total seen in 2010.

In the spring of 2011, the sector lost some steam as worldwide events clouded the outlook: a widening sovereign debt crisis in Europe; a global supply-chain disruption that resulted from a devastating earthquake, tsunami and nuclear power disaster in Japan; slowing economic growth in China and other developed markets, including the United States; and the imminent end of QE2. Investors pulled back from higher-risk assets late in the period and shifted toward higher quality assets, leading to a rally in

TOP TEN HOLDINGS(1) (at May 31, 2011)

Ally Financial, Inc.
8.000% 2020	2.1%

Noranda Aluminum Acquisition Corp.
4.417% 2015	1.7

HCA, Inc.
7.875% 2020	1.2

Sprint Nextel Corp.
8.375% 2017	1.1

CIT Group, Inc.
7.000% 2017	1.0

ING Groep NV
5.775% 2049	1.0

Chesapeake Energy Corp.
6.625% 2020	1.0

Hexion U.S. Finance Corp./Nova Scotia ULC
8.875% 2018	0.9

Pokagon Gaming Authority
10.375% 2014	0.9

Gibraltar Industries, Inc.
8.000% 2015	0.8

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  7

Manager Commentary (continued)

U.S. Treasuries. The yield differential between high-yield and U.S. Treasury bonds with the same interest-rate risk narrowed by 177 basis points over the 12-month period. (A basis point is one hundredth of one percent.) For the year, high-yield returns handily beat the 5.77% gain of the 10-year Treasury, but fell behind the 25.95% advance of stocks, as measured by the Standard & Poor’s 500 Stock Index.

Over the past year, the best performers within the JP Morgan Index were the lowest-quality segments, with CCC-rated bonds gaining 22.75% and B-rated issues up 18.94%, compared to 16.64% for higher quality BB-rated securities. Among the industries with the strongest advances were those that received a boost from the improving economic outlook — including technology, broadcasting and financials, all of which posted returns over 20%. Laggards included retail and automotive, where returns were under 14%.

The Fund posted strong absolute gains, driven largely by favorable credit selection, especially within the chemicals, metals and telecommunications industries. We followed a disciplined credit selection process, focusing on investments that we believed offered the best relative risk return potential. Top contributors included securities from specialty chemicals company Chemtura, and bonds issued by Noranda Aluminum, a company in the aluminum industry. Overweights in B rated securities and some top performing industries — including energy, cable & satellite and broadcasting — also helped performance versus the JPMorgan Index.

Despite these gains, the Fund came out marginally behind its benchmark. We believe a modest underweight in bonds rated CCC and below contributed to this underperformance. The Fund also lost ground from having below-average exposure to the financials sector, which was over 10% of the index and posted a 20.63% return for the year as the outlook for the economy improved and investors gained confidence in the industry. The weight of financials in the index was driven sharply higher by the number of downgrades that occurred in the wake of the 2008 financial meltdown. Like many high-yield bond managers, we found it difficult to boost the Fund’s industry weight as quickly as the index while adhering to our disciplined investment criteria. Over the year, we gradually boosted our stake in financials, which was helpful. However, the Fund still ended the period with an underweight relative to the index.

8  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Finally, the Fund held some individual detractors, including securities issued by FairPoint Communications. FairPoint restructured during the period, and performance lagged expectations causing prices on the securities to lag.

Changes to the Fund’s portfolio
The Fund’s credit quality distribution did not change much over the past year. We maintained an overweight in B rated securities, slightly increased BB holdings and trimmed very modestly the allocation to CCC rated bonds. In terms of industries, the portfolio, however, did undergo some changes. Over the period, we reduced the Fund’s weight in merchant (or non-regulated) utilities, homebuilders, gaming and wireline telecommunications. In the case of homebuilders, we downsized as we became less optimistic about industry prospects. We trimmed exposure to merchant utility, gaming and wireline telecom names because we found what we believe are better opportunities elsewhere. Among the places we added, besides financials, were industrials and rental companies. We found what we believe are some good buying opportunities among specific credits in each of the latter industries, which we also thought were positioned to benefit from an improving economy.

Our future outlook
Looking ahead, we remain optimistic about prospects for the high-yield corporate bond market, given our expectations that GDP will expand at a 2.5% to 3.5% annual rate in the coming year, employment will gradually pick up and the Fed will keep interest rates low. We recognize, however, that the lingering effect of earlier challenges could stall these hopes. Despite

We believe high-yield valuations remain attractive relative to other fixed-income sectors and that investors will be fairly compensated for risks in the marketplace.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  9

Manager Commentary (continued)

the presence of global uncertainties, we remain encouraged that strong corporate earnings growth will continue to support the credit markets. We expect future earnings growth to depend, in part, on whether companies can pass rising costs on to end users by increasing prices on end products.

We believe high-yield valuations remain attractive relative to other fixed-income sectors and that investors will be fairly compensated for risks in the marketplace. We also think credit fundamentals, including corporate balance sheets, will likely improve as long as we see broad signs of recovery, including job growth and improved consumer spending. We think the deceleration seen late in the period is most likely temporary and that the U.S. economy will likely stabilize and pickup in the second half of the year. If re-acceleration occurs, it would bode well for higher-risk assets, including high-yield corporate bonds. In addition, the increased access to capital that companies have had over the past two years has allowed for the refinancing or extension of a substantial portion of the high-yield market. This refinancing activity serves to help keep the default outlook low over the next year or two with current projections for 2011 ranging between 1.0% and 2.0%. We will continue to rely on our disciplined credit selection process, which is based on strong fundamental analysis and rigorous risk management, to help us take advantage of opportunities as they become available.

Jennifer Ponce de Leon Portfolio Manager	Brain Lavin, CFA® Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

10  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

This page left blank intentionally

The Fund’s Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia High Yield Bond Fund (the Fund) Class A shares (from 6/1/01 to 5/31/11) as compared to the performance of the JP Morgan Global High Yield Index and the Lipper High Current Yield Bond Funds Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at May 31, 2011
	1 year	3 years	5 years	10 years
Columbia High Yield Bond Fund (includes sales charge)
Class A Cumulative value of $10,000	$11,203	$12,773	$14,093	$19,684

Average annual total return	+12.03%	+8.50%	+7.10%	+7.01%

JP Morgan Global High Yield Index(1)
Cumulative value of $10,000	$11,804	$14,029	$15,724	$24,253

Average annual total return	+18.04%	+11.95%	+9.47%	+9.26%

Lipper High Current Yield Bond Funds Index(2)
Cumulative value of $10,000	$11,809	$12,853	$14,139	$19,565

Average annual total return	+18.09%	+8.73%	+7.17%	+6.94%

Results for other share classes can be found on page 4.

12  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

(1)	The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  13

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio
Class A

Actual(b)	$1,000	$1,078.10	$5.54	1.07%

Hypothetical (5% return before expenses)	$1,000	$1,019.60	$5.39	1.07%

Class B

Actual(b)	$1,000	$1,078.00	$9.48	1.83%

Hypothetical (5% return before expenses)	$1,000	$1,015.81	$9.20	1.83%

Class C

Actual(b)	$1,000	$1,074.40	$9.46	1.83%

Hypothetical (5% return before expenses)	$1,000	$1,015.81	$9.20	1.83%

Class I

Actual(b)	$1,000	$1,084.20	$3.53	.68%

Hypothetical (5% return before expenses)	$1,000	$1,021.54	$3.43	.68%

Class R

Actual(b)	$1,000	$1,080.50	$6.85	1.32%

Hypothetical (5% return before expenses)	$1,000	$1,018.35	$6.64	1.32%

Class R3

Actual(b)	$1,000	$1,081.00	$6.23	1.20%

Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.04	1.20%

Class R4

Actual(b)	$1,000	$1,078.80	$4.98	.96%

Hypothetical (5% return before expenses)	$1,000	$1,020.14	$4.84	.96%

Class R5

Actual(b)	$1,000	$1,084.00	$3.74	.72%

Hypothetical (5% return before expenses)	$1,000	$1,021.34	$3.63	.72%

Class W

Actual(b)	$1,000	$1,078.30	$5.65	1.09%

Hypothetical (5% return before expenses)	$1,000	$1,019.50	$5.49	1.09%

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  15

Fund Expenses Example (continued)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio
Class Z

Actual(b)	$1,000	$1,080.00	$3.79	.73%

Hypothetical (5% return before expenses)	$1,000	$1,021.29	$3.68	.73%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended May 31, 2011: +7.81% for Class A, +7.80% for Class B, +7.44% for Class C, +8.42% for Class I, +8.05% for Class R, +8.10% for Class R3, +7.88% for Class R4, +8.40% for Class R5, +7.83% for Class W and +8.00% for Class Z.

16  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Portfolio of Investments
Columbia High Yield Bond Fund
May 31, 2011
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes 95.2%

Aerospace & Defense 2.9%
ADS Tactical, Inc. Senior Secured(a)
04/01/18	11.000%	$11,620,000	$12,375,300
Huntington Ingalls Industries, Inc.(a)(b)
03/15/18	6.875%	3,837,000	4,000,072
03/15/21	7.125%	3,868,000	4,037,225
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	6,524,000	7,176,400
Kratos Defense & Security Solutions, Inc.(a) Senior Secured
06/01/17	10.000%	8,225,000	9,047,500
Oshkosh Corp.
03/01/17	8.250%	4,161,000	4,535,490
Oshkosh Corp.(b)
03/01/20	8.500%	4,658,000	5,123,800
TransDigm, Inc.(a)
12/15/18	7.750%	5,434,000	5,773,625

Total			52,069,412

Automotive 2.7%
Accuride Corp. Senior Secured
08/01/18	9.500%	1,643,000	1,803,193
Allison Transmission, Inc.(a)
05/15/19	7.125%	3,358,000	3,349,605
Chrysler Group LLC/Co-Issuer, Inc.(a)(b) Senior Secured
06/15/19	8.000%	3,388,000	3,371,060
06/15/21	8.250%	5,765,000	5,750,588
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	9,221,000	9,221,000
Dana Holding Corp.(b) Senior Unsecured
02/15/19	6.500%	1,390,000	1,383,050
Delphi Corp.(a)(b) Senior Notes
05/15/19	5.875%	2,373,000	2,364,101
05/15/21	6.125%	1,582,000	1,585,955
International Automotive Components Group SL Senior Secured(a)(c)(d)
06/01/18	9.125%	1,294,000	1,323,115
Lear Corp.
03/15/18	7.875%	5,313,000	5,831,017
Lear Corp.(b)
03/15/20	8.125%	5,333,000	5,866,300
Visteon Corp. Senior Notes(a)(b)
04/15/19	6.750%	7,587,000	7,359,390

Total			49,208,374

Banking 0.1%
Lloyds Banking Group PLC(a)(d)(e)
11/29/49	6.267%	2,956,000	2,416,530

Brokerage 1.0%
E*Trade Financial Corp. Senior Unsecured
12/01/15	7.875%	4,505,000	4,645,781
Senior Unsecured PIK
11/30/17	12.500%	6,005,000	7,221,013
E*Trade Financial Corp.(b) Senior Notes
06/01/16	6.750%	6,020,000	6,020,000

Total			17,886,794

Building Materials 2.5%
Building Materials Corp. of America Senior Notes(a)
05/01/21	6.750%	12,327,000	12,419,452
Euramax International, Inc. Senior Secured(a)
04/01/16	9.500%	4,995,000	5,119,875
Gibraltar Industries, Inc.
12/01/15	8.000%	12,852,000	13,205,430
Interface, Inc.(b)
12/01/18	7.625%	1,441,000	1,541,870
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,799,000	6,088,950
Nortek, Inc.(a)
04/15/21	8.500%	6,580,000	6,275,675

Total			44,651,252

Chemicals 3.9%
Ashland, Inc.
06/01/17	9.125%	1,940,000	2,211,600

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  17

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (cont.)
CF Industries, Inc.
05/01/18	6.875%	$8,253,000	$9,470,317
05/01/20	7.125%	6,275,000	7,357,437
Chemtura Corp.(a)
09/01/18	7.875%	2,121,000	2,301,285
Hexion U.S. Finance Corp./Nova Scotia ULC(b) Secured
11/15/20	9.000%	2,600,000	2,795,000
Senior Secured
02/01/18	8.875%	14,724,000	15,809,895
Lyondell Chemical Co. Senior Secured(a)(b)
11/01/17	8.000%	4,803,000	5,439,397
MacDermid, Inc. Senior Subordinated Notes(a)
04/15/17	9.500%	4,051,500	4,274,333
Nalco Co.(a)(b)
01/15/19	6.625%	4,285,000	4,451,044
Nova Chemicals Corp. Senior Unsecured(b)(d)
11/01/19	8.625%	4,240,000	4,801,800
Polypore International, Inc.(a)
11/15/17	7.500%	4,965,000	5,275,313
Reichhold Industries, Inc. Senior Notes(a)
08/15/14	9.000%	5,955,000	5,538,150

Total			69,725,571

Construction Machinery 3.1%
Case New Holland, Inc. Senior Notes(a)
12/01/17	7.875%	10,135,000	11,338,531
Columbus McKinnon Corp.(a)
02/01/19	7.875%	1,817,000	1,880,595
Manitowoc Co., Inc. (The)(b)
02/15/18	9.500%	7,088,000	7,832,240
Neff Rental LLC/Finance Corp. Secured(a)
05/15/16	9.625%	6,055,000	6,047,431
RSC Equipment Rental, Inc./Holdings III LLC(b)
02/01/21	8.250%	2,760,000	2,849,700
United Rentals North America, Inc.(b)
12/15/19	9.250%	10,345,000	11,560,538
09/15/20	8.375%	10,125,000	10,530,000
Xerium Technologies, Inc.(a)
06/15/18	8.875%	4,005,000	4,005,000

Total			56,044,035

Consumer Cyclical Services 0.5%
Garda World Security Corp. Senior Unsecured(a)(b)(d)
03/15/17	9.750%	3,543,000	3,835,298
West Corp.(a)(b)
01/15/19	7.875%	5,557,000	5,709,817

Total			9,545,115

Consumer Products 1.5%
Central Garden and Pet Co.
03/01/18	8.250%	8,025,000	8,466,375
Libbey Glass, Inc. Senior Secured
02/15/15	10.000%	4,182,000	4,558,380
Spectrum Brands Holdings, Inc. Senior Secured(a)(b)
06/15/18	9.500%	8,880,000	9,901,200
Visant Corp.(b)
10/01/17	10.000%	4,451,000	4,706,933

Total			27,632,888

Diversified Manufacturing 1.5%
Amsted Industries, Inc. Senior Notes(a)(b)
03/15/18	8.125%	6,202,000	6,589,625
CPM Holdings, Inc. Senior Secured(a)(e)
09/01/14	10.875%	5,568,000	6,069,120
Pinafore LLC/Inc. Secured(a)(b)
10/01/18	9.000%	2,680,000	2,934,600
SPX Corp.(a)
09/01/17	6.875%	5,664,000	6,060,480
WireCo WorldGroup Senior Unsecured(a)
05/15/17	9.500%	5,132,000	5,452,750

Total			27,106,575

Electric 2.3%
Calpine Corp. Senior Secured(a)(b)
02/15/21	7.500%	6,845,000	7,118,800
Edison Mission Energy Senior Unsecured(b)
05/15/17	7.000%	7,970,000	6,595,175
Energy Future Holdings Corp. Senior Secured
01/15/20	10.000%	65,000	70,373

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Electric (cont.)
Energy Future Intermediate Holding Co. LLC/Finance, Inc. Senior Secured(b)
12/01/20	10.000%	$6,490,000	$7,058,900
GenOn Energy, Inc. Senior Unsecured(b)
10/15/18	9.500%	4,207,000	4,427,868
Midwest Generation LLC Pass-Through Certificates
01/02/16	8.560%	5,622,501	5,875,513
NRG Energy, Inc.(a)(b)
05/15/19	7.625%	8,530,000	8,519,337
Texas Competitive Electric Holdings Co. LLC/Finance, Inc. Senior Secured(a)
10/01/20	11.500%	2,250,000	2,278,125

Total			41,944,091

Entertainment 1.6%
AMC Entertainment, Inc.(a)(b) Senior Subordinated Notes
12/01/20	9.750%	5,465,000	5,799,731
AMC Entertainment, Inc.(b)
06/01/19	8.750%	2,424,000	2,602,770
Cinemark U.S.A., Inc. Senior Subordinated Notes(a)(c)
06/15/21	7.375%	1,081,000	1,081,000
Regal Cinemas Corp.
07/15/19	8.625%	5,045,000	5,398,150
Speedway Motorsports, Inc.
06/01/16	8.750%	6,969,000	7,665,900
02/01/19	6.750%	414,000	420,210
United Artists Theatre Circuit, Inc.(f)(g) 1995-A Pass-Through Certificates
07/01/15	9.300%	4,571,940	4,622,689
07/01/15	9.300%	1,469,879	1,486,195

Total			29,076,645

Food and Beverage 0.7%
ARAMARK Holdings Corp. Senior Notes PIK(a)(b)
05/01/16	8.625%	4,133,000	4,225,992
Cott Beverages, Inc.
11/15/17	8.375%	550,000	588,500
09/01/18	8.125%	2,274,000	2,438,865
Cott Beverages, Inc.(a)
09/01/18	8.125%	17,000	18,233
Darling International, Inc.(a)
12/15/18	8.500%	1,050,000	1,144,500
Dean Foods Co.(a)(b) Senior Notes
12/15/18	9.750%	3,094,000	3,333,785
Dean Foods Co.(b)
06/01/16	7.000%	154,000	154,385

Total			11,904,260

Gaming 4.5%
Boyd Gaming Corp. Senior Notes(a)
12/01/18	9.125%	6,838,000	7,120,067
Caesars Entertainment Operating Co., Inc. Secured(b)
12/15/18	10.000%	9,770,000	9,037,250
MGM Resorts International(b)
06/01/16	7.500%	1,916,000	1,877,680
Senior Secured
03/15/20	9.000%	6,410,000	7,147,150
Senior Unsecured
03/01/18	11.375%	9,589,000	11,027,350
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	1,555,000	1,696,894
Pokagon Gaming Authority Senior Notes(a)
06/15/14	10.375%	14,612,000	14,995,565
San Pasqual Casino(a)
09/15/13	8.000%	1,445,000	1,437,775
Seminole Indian Tribe of Florida(a)
10/01/20	7.804%	1,775,000	1,794,667
Senior Secured
10/01/20	6.535%	5,120,000	5,251,072
Seneca Gaming Corp.(a)
12/01/18	8.250%	4,212,000	4,422,600
Shingle Springs Tribal Gaming Authority Senior Notes(a)
06/15/15	9.375%	9,237,000	6,696,825
Tunica-Biloxi Gaming Authority Senior Unsecured(a)
11/15/15	9.000%	8,324,000	8,303,190

Total			80,808,085

Gas Distributors 0.4%
Energy Transfer Equity LP Senior Secured(b)
10/15/20	7.500%	6,118,000	6,638,030

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  19

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 2.0%
El Paso Corp.
01/15/32	7.750%	$66,000	$80,393
Senior Unsecured
06/15/14	6.875%	195,000	221,514
06/01/18	7.250%	335,000	391,950
09/15/20	6.500%	11,811,000	13,198,793
Regency Energy Partners LP/Finance Corp.
06/01/16	9.375%	1,466,000	1,663,910
12/01/18	6.875%	5,867,000	6,160,350
07/15/21	6.500%	7,768,000	7,806,840
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	5,381,000	5,502,073

Total			35,025,823

Health Care 5.2%
AMGH Merger Sub, Inc. Senior Secured(a)(b)
11/01/18	9.250%	4,166,000	4,457,620
American Renal Associates Holdings, Inc. Senior Unsecured PIK(a)
03/01/16	9.750%	1,205,000	1,247,175
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	3,619,000	3,781,855
CDRT Merger Sub, Inc.(a)(b)
06/01/19	8.125%	3,559,000	3,590,141
CHS/Community Health Systems, Inc.
07/15/15	8.875%	3,050,000	3,149,125
ConvaTec Healthcare E SA Senior Unsecured(a)(d)
12/15/18	10.500%	8,703,000	9,399,240
HCA, Inc. Senior Secured
02/15/20	7.875%	18,620,000	20,470,362
HCA, Inc.(b) Senior Secured
04/15/19	8.500%	3,010,000	3,367,438
09/15/20	7.250%	2,660,000	2,899,400
Hanger Orthopedic Group, Inc.
11/15/18	7.125%	3,801,000	3,896,025
Healthsouth Corp.
02/15/20	8.125%	8,897,000	9,797,821
Healthsouth Corp.(b)
09/15/22	7.750%	862,000	920,185
InVentiv Health, Inc.(a)
08/15/18	10.000%	7,892,000	8,207,680
Multiplan, Inc.(a)(b)
09/01/18	9.875%	4,912,000	5,317,240
Radnet Management, Inc.
04/01/18	10.375%	1,050,000	1,092,000
STHI Holding Corp. Secured(a)
03/15/18	8.000%	1,873,000	1,929,190
Vanguard Health Holding Co. II LLC/Inc.(a)(b)
02/01/19	7.750%	3,206,000	3,302,180
Vanguard Health Holding Co. II LLC/Inc.(b)
02/01/18	8.000%	6,630,000	6,911,775

Total			93,736,452

Home Construction 1.0%
Beazer Homes U.S.A., Inc.(b)
06/15/18	9.125%	330,000	310,613
K Hovnanian Enterprises, Inc. Senior Secured
10/15/16	10.625%	4,179,000	4,199,895
K Hovnanian Enterprises, Inc.(b)
10/15/15	11.875%	975,000	792,188
Shea Homes LP/Funding Corp. Senior Secured(a)
05/15/19	8.625%	6,590,000	6,664,137
William Lyon Homes, Inc.
02/15/14	7.500%	11,241,000	6,575,985

Total			18,542,818

Independent Energy 9.3%
Brigham Exploration Co.(a)(b)
06/01/19	6.875%	1,206,000	1,206,000
Brigham Exploration Co.(b)
10/01/18	8.750%	3,905,000	4,285,737
Carrizo Oil & Gas, Inc.(a)
10/15/18	8.625%	8,835,000	9,320,925
Chaparral Energy, Inc.(a)(c)
10/01/20	9.875%	2,097,000	2,332,913
09/01/21	8.250%	5,666,000	5,864,310
Chesapeake Energy Corp.
02/15/21	6.125%	7,240,000	7,366,700
Chesapeake Energy Corp.(b)
08/15/20	6.625%	16,037,000	16,858,896
Comstock Resources, Inc.
10/15/17	8.375%	4,362,000	4,601,910
04/01/19	7.750%	1,495,000	1,517,425
Concho Resources, Inc.
01/15/21	7.000%	4,063,000	4,255,993
Concho Resources, Inc.(b)
10/01/17	8.625%	3,468,000	3,780,120
01/15/22	6.500%	4,231,000	4,252,155

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (cont.)
Continental Resources, Inc.
10/01/20	7.375%	$1,732,000	$1,853,240
04/01/21	7.125%	3,866,000	4,078,630
Denbury Resources, Inc.(b)
03/01/16	9.750%	5,245,000	5,900,625
EXCO Resources, Inc.
09/15/18	7.500%	10,324,000	10,375,620
Goodrich Petroleum Corp.(a)(b)
03/15/19	8.875%	3,817,000	3,845,628
Laredo Petroleum, Inc. Senior Notes(a)
02/15/19	9.500%	10,168,000	10,828,920
Linn Energy LLC/Finance Corp.(a)(b)
05/15/19	6.500%	7,876,000	7,876,000
MEG Energy Corp.(a)(d)
03/15/21	6.500%	5,480,000	5,521,100
Oasis Petroleum, Inc. Senior Notes(a)(b)
02/01/19	7.250%	2,778,000	2,784,945
Petrohawk Energy Corp.(a)(b)
06/01/19	6.250%	4,364,000	4,309,450
Petrohawk Energy Corp.(b)
08/15/18	7.250%	9,201,000	9,649,549
QEP Resources, Inc. Senior Unsecured(b)
03/01/21	6.875%	5,820,000	6,256,500
Range Resources Corp.
05/15/19	8.000%	10,835,000	11,837,237
Southwestern Energy Co.(b)
02/01/18	7.500%	9,135,000	10,448,156
Venoco, Inc.(a)
02/15/19	8.875%	6,673,000	6,756,412

Total			167,965,096

Life Insurance 1.0%
ING Groep NV(d)(e)
12/29/49	5.775%	18,247,000	16,969,710

Media Cable 4.1%
CCO Holdings LLC/Capital Corp.(b)
04/30/18	7.875%	3,390,000	3,601,875
01/15/19	7.000%	7,380,000	7,536,825
04/30/20	8.125%	7,252,000	7,868,420
CSC Holdings LLC Senior Unsecured(b)
02/15/19	8.625%	2,791,000	3,216,628
Cablevision Systems Corp. Senior Unsecured(b)
09/15/17	8.625%	9,480,000	10,688,700
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured(a)
11/15/17	8.625%	7,359,000	7,818,937
DISH DBS Corp.
02/01/16	7.125%	5,424,000	5,790,120
09/01/19	7.875%	3,325,000	3,620,094
DISH DBS Corp.(a)(b)
06/01/21	6.750%	6,298,000	6,360,980
Insight Communications Co., Inc. Senior Notes(a)
07/15/18	9.375%	3,705,000	4,149,600
Kabel BW Erste Beteiligungs GmbH/Co. KG Senior Secured(a)(b)(d)
03/15/19	7.500%	3,160,000	3,321,523
Quebecor Media, Inc.(d) Senior Unsecured
03/15/16	7.750%	2,800,000	2,905,000
03/15/16	7.750%	4,225,000	4,383,438
Videotron Ltee(d)
04/15/18	9.125%	1,700,000	1,899,750

Total			73,161,890

Media Non-Cable 5.9%
Belo Corp. Senior Unsecured(b)
11/15/16	8.000%	45,000	49,556
Clear Channel Communications, Inc.(a)(b)
03/01/21	9.000%	12,365,000	12,395,912
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,333,000	2,542,970
Clear Channel Worldwide Holdings, Inc.(b)
12/15/17	9.250%	8,711,000	9,516,768
Cumulus Media, Inc. Senior Notes(a)(b)
05/01/19	7.750%	2,685,000	2,685,000
Entravision Communications Corp. Senior Secured(b)
08/01/17	8.750%	3,258,000	3,461,625
Intelsat Jackson Holdings SA(a)(b)(d)
04/01/19	7.250%	630,000	634,725
10/15/20	7.250%	6,674,000	6,690,685
04/01/21	7.500%	3,330,000	3,371,625
Intelsat Luxembourg SA(a)(d)(e) PIK
02/04/17	11.500%	4,084,000	4,426,035
Intelsat Luxembourg SA(b)(d) PIK
02/04/17	11.500%	4,085,000	4,427,119

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  21

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Media Non-Cable (cont.)
Nielsen Finance LLC/Co.(a)
10/15/18	7.750%	$11,546,000	$12,440,815
RR Donnelley & Sons Co.(b) Senior Unsecured
06/15/20	7.625%	1,770,000	1,795,824
RR Donnelley & Sons Co.(c) Senior Notes
05/15/18	7.250%	2,566,000	2,597,567
Salem Communications Corp. Secured
12/15/16	9.625%	5,382,000	5,772,195
Sinclair Television Group, Inc. Secured(a)
11/01/17	9.250%	5,687,000	6,355,223
Univision Communications, Inc.(a)(b)
05/15/21	8.500%	12,285,000	12,499,987
Senior Secured
11/01/20	7.875%	6,140,000	6,447,000
XM Satellite Radio, Inc.(a)
11/01/18	7.625%	7,918,000	8,412,875

Total			106,523,506

Metals 5.5%
Alpha Natural Resources, Inc.(c)
06/01/19	6.000%	3,164,000	3,191,685
06/01/21	6.250%	3,164,000	3,227,280
Calcipar SA Senior Secured(a)(b)(d)
05/01/18	6.875%	6,684,000	6,917,940
Consol Energy, Inc.
04/01/20	8.250%	4,443,000	4,931,730
Consol Energy, Inc.(b)
04/01/17	8.000%	6,334,000	6,935,730
FMG Resources August 2006 Proprietary Ltd.(a)(b)(d)
11/01/15	7.000%	9,012,000	9,516,191
02/01/16	6.375%	4,210,000	4,257,363
02/01/18	6.875%	3,989,000	4,168,505
JMC Steel Group Senior Notes(a)
03/15/18	8.250%	2,321,000	2,396,433
Noranda Aluminum Acquisition Corp. PIK
05/15/15	4.417%	31,035,829	29,794,396
Novelis, Inc.(b)(d)
12/15/17	8.375%	1,660,000	1,809,400
12/15/20	8.750%	6,100,000	6,740,500
Rain CII Carbon LLC/Corp. Senior Secured(a)
12/01/18	8.000%	5,981,000	6,414,622
United States Steel Corp. Senior Unsecured(b)
02/01/18	7.000%	8,913,000	9,291,802

Total			99,593,577

Non-Captive Consumer 1.3%
General Motors Financial Co., Inc. Senior Notes(a)(c)
06/01/18	6.750%	1,787,000	1,800,587
SLM Corp. Senior Unsecured
03/25/20	8.000%	7,579,000	8,358,151
SLM Corp.(b) Senior Notes
01/25/16	6.250%	3,538,000	3,705,882
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	9,791,000	9,301,450

Total			23,166,070

Non-Captive Diversified 6.2%
Ally Financial, Inc.
09/15/20	7.500%	2,755,000	2,965,069
Ally Financial, Inc.(b)
12/01/14	6.750%	2,515,000	2,678,475
03/15/20	8.000%	32,385,000	35,744,944
CIT Group, Inc. Secured
05/01/17	7.000%	17,850,000	17,916,937
CIT Group, Inc.(a)(b) Secured
04/01/18	6.625%	6,475,000	6,928,250
Ford Motor Credit Co. LLC Senior Unsecured
02/01/21	5.750%	4,135,000	4,167,137
Ford Motor Credit Co. LLC(b) Senior Unsecured
04/15/15	7.000%	10,025,000	10,951,320
Ford Motor Credit Company LLC Senior Unsecured(b)
05/15/18	5.000%	7,141,000	7,080,701
International Lease Finance Corp. Senior Unsecured
03/15/17	8.750%	5,365,000	6,075,863
05/15/19	6.250%	5,249,000	5,268,757

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Non-Captive Diversified (cont.)
International Lease Finance Corp.(b) Senior Unsecured
09/01/17	8.875%	$6,645,000	$7,558,688
12/15/20	8.250%	4,250,000	4,770,625

Total			112,106,766

Oil Field Services 1.3%
Offshore Group Investments Ltd.(a)(c)(d) Senior Secured
08/01/15	11.500%	2,565,000	2,808,622
Offshore Group Investments Ltd.(d) Senior Secured
08/01/15	11.500%	7,650,000	8,434,125
Oil States International, Inc.(a)(c)
06/01/19	6.500%	7,645,000	7,692,781
Trinidad Drilling Ltd. Senior Unsecured(a)(d)
01/15/19	7.875%	4,186,000	4,488,353

Total			23,423,881

Other Industry 0.9%
Aquilex Holdings LLC/Finance Corp.
12/15/16	11.125%	4,530,000	4,462,050
Chart Industries, Inc.
10/15/15	9.125%	6,575,000	6,887,313
Interline Brands, Inc.
11/15/18	7.000%	2,395,000	2,451,881
Seminole Indian Tribe of Florida(a)
10/01/17	7.750%	2,726,000	2,862,300

Total			16,663,544

Packaging 1.5%
ARD Finance SA Senior Secured(a)(d)
06/01/18	11.125%	1,596,000	1,667,820
Ardagh Packaging Finance PLC(a)(b)(d)
10/15/20	9.125%	3,580,000	3,938,000
Ardagh Packaging Finance PLC(a)(d) Senior Secured
10/15/17	7.375%	1,635,000	1,745,363
Greif, Inc. Senior Unsecured
08/01/19	7.750%	855,000	940,500
Reynolds Group Issuer, Inc./LLC(a)
04/15/19	9.000%	4,740,000	5,030,325
Reynolds Group Issuer, Inc./LLC(a)(b)
02/15/21	8.250%	5,607,000	5,705,122
Senior Secured
04/15/19	7.125%	8,320,000	8,652,800

Total			27,679,930

Paper 1.2%
Cascades, Inc.(b)(d)
01/15/20	7.875%	7,342,000	7,745,810
Cascades, Inc.(d)
12/15/17	7.750%	6,570,000	6,964,200
Verso Paper Holdings LLC/Inc. Secured(a)(b)
02/01/19	8.750%	7,243,000	7,243,000

Total			21,953,010

Pharmaceuticals 1.2%
Grifols, Inc. Senior Secured(a)
02/01/18	8.250%	6,439,000	6,777,048
Mylan, Inc.(a)
11/15/18	6.000%	3,661,000	3,761,678
Valeant Pharmaceuticals International(a)(d)
10/01/17	6.750%	2,195,000	2,173,050
10/01/20	7.000%	1,707,000	1,672,860
Warner Chilcott Co./Finance LLC(a)
09/15/18	7.750%	6,905,000	7,198,462

Total			21,583,098

Refining 0.3%
United Refining Co. Senior Secured(a)
02/28/18	10.500%	6,085,000	6,161,063

Retailers 1.9%
Asbury Automotive Group, Inc. Subordinated Notes(a)
11/15/20	8.375%	800,000	838,000
Ltd Brands, Inc.(b)
04/01/21	6.625%	3,450,000	3,596,625
Needle Merger Sub Corp. Senior Unsecured(a)
03/15/19	8.125%	1,138,000	1,152,225
QVC, Inc.(a) Senior Secured
10/15/20	7.375%	4,287,000	4,597,807
QVC, Inc.(a)(b) Senior Secured
04/15/17	7.125%	4,287,000	4,565,655

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  23

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Retailers (cont.)
Rite Aid Corp.(b)
06/15/17	9.500%	$2,050,000	$1,880,875
Senior Secured
08/15/20	8.000%	5,057,000	5,442,596
Toys R Us - Delaware, Inc. Senior Secured(a)(b)
09/01/16	7.375%	51,000	52,913
Toys R Us Property Co. II LLC Senior Secured
12/01/17	8.500%	6,209,000	6,651,391
Toys R Us, Inc. Senior Unsecured(b)
10/15/18	7.375%	4,604,000	4,604,000

Total			33,382,087

Technology 5.1%
Amkor Technology, Inc.(a)(b) Senior Unsecured
06/01/21	6.625%	7,217,000	7,090,702
Amkor Technology, Inc.(b) Senior Unsecured
05/01/18	7.375%	5,013,000	5,226,053
Avaya, Inc.(b)
11/01/15	9.750%	2,520,000	2,617,650
CDW LLC/Finance Corp(a)(b)
04/01/19	8.500%	6,932,000	7,001,320
Cardtronics, Inc.
09/01/18	8.250%	5,677,000	6,187,930
CommScope, Inc.(a)(b)
01/15/19	8.250%	1,574,000	1,648,765
First Data Corp.
09/24/15	9.875%	543,000	559,290
First Data Corp.(a) Senior Secured
08/15/20	8.875%	6,645,000	7,209,825
First Data Corp.(a)(b)
01/15/21	12.625%	9,438,000	10,263,825
Senior Secured
06/15/19	7.375%	3,730,000	3,785,950
First Data Corp.(b)
09/24/15	9.875%	4,512,000	4,658,640
Freescale Semiconductor, Inc. Senior Secured(a)
04/15/18	9.250%	3,655,000	4,075,325
Interactive Data Corp.(a)(b)
08/01/18	10.250%	7,900,000	8,788,750
NXP BV/Funding LLC Senior Secured(a)(d)
08/01/18	9.750%	9,046,000	10,425,515
SunGard Data Systems, Inc.(b)
11/15/18	7.375%	6,717,000	6,851,340
iGate Corp. Senior Notes(a)(b)
05/01/16	9.000%	4,355,000	4,463,875

Total			90,854,755

Transportation Services 1.2%
Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/18	9.625%	3,835,000	4,208,913
Hertz Corp. (The)(a)
04/15/19	6.750%	4,555,000	4,600,550
Hertz Corp. (The)(a)(b)
10/15/18	7.500%	5,115,000	5,306,812
01/15/21	7.375%	6,299,000	6,519,465

Total			20,635,740

Wireless 5.7%
Clearwire Communications LLC/Finance, Inc.(a)(b) Secured
12/01/17	12.000%	1,604,000	1,750,365
Senior Secured
12/01/15	12.000%	2,965,500	3,243,516
12/01/15	12.000%	276,000	302,565
Cricket Communications, Inc. Senior Secured
05/15/16	7.750%	10,420,000	11,071,250
Cricket Communications, Inc.(a) Senior Notes
10/15/20	7.750%	3,200,000	3,156,000
EH Holding Corp.(a)(c) Senior Unsecured
06/15/19	6.500%	3,873,000	3,916,571
Senior Unsecured
06/15/21	7.625%	11,498,000	11,756,705
MetroPCS Wireless, Inc.(b)
09/01/18	7.875%	8,570,000	9,223,462
11/15/20	6.625%	2,689,000	2,682,277
NII Capital Corp.(b)
04/01/21	7.625%	4,980,000	5,285,025
SBA Telecommunications, Inc.
08/15/16	8.000%	6,955,000	7,554,869
08/15/19	8.250%	4,940,000	5,440,175
Sprint Capital Corp.(b)
11/15/28	6.875%	45,000	43,650
Sprint Nextel Corp. Senior Unsecured
12/01/16	6.000%	737,000	749,898

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Corporate Bonds & Notes (continued)

Wireless (cont.)
Sprint Nextel Corp.(b) Senior Unsecured
08/15/17	8.375%	$16,334,000	$18,416,585
Wind Acquisition Finance SA(a)(b)(d)
07/15/17	11.750%	8,330,000	9,683,625
Senior Secured
02/15/18	7.250%	7,709,000	8,171,540

Total			102,448,078

Wirelines 4.2%
Cincinnati Bell, Inc.
10/15/17	8.250%	3,467,000	3,532,006
10/15/20	8.375%	7,635,000	7,730,437
Frontier Communications Corp.(b) Senior Unsecured
04/15/17	8.250%	2,497,000	2,740,458
03/15/19	7.125%	8,536,000	8,824,090
04/15/20	8.500%	769,000	843,016
ITC Deltacom, Inc. Senior Secured
04/01/16	10.500%	1,018,000	1,099,440
Integra Telecom Holdings, Inc. Senior Secured(a)
04/15/16	10.750%	2,597,000	2,720,358
Level 3 Communications, Inc. Senior Unsecured(a)
02/01/19	11.875%	4,310,000	4,773,325
Level 3 Escrow, Inc. Senior Unsecured(a)(c)
07/01/19	8.125%	5,303,000	5,356,030
Level 3 Financing, Inc.
02/15/17	8.750%	3,364,000	3,464,920
02/01/18	10.000%	3,490,000	3,777,925
Level 3 Financing, Inc.(a)
04/01/19	9.375%	2,205,000	2,331,788
PAETEC Holding Corp. Senior Secured
06/30/17	8.875%	4,845,000	5,256,825
PAETEC Holding Corp.(a)(b)
12/01/18	9.875%	8,065,000	8,649,712
Tw telecom holdings, inc.(b)
03/01/18	8.000%	4,798,000	5,211,827
Windstream Corp.
10/15/20	7.750%	5,450,000	5,858,750
Windstream Corp.(b)
09/01/18	8.125%	935,000	1,020,319
10/01/21	7.750%	2,470,000	2,673,775

Total			75,865,001

Total Corporate Bonds & Notes
(Cost: $1,621,779,251)			$1,714,099,552

	Weighted
	Average	Principal
Borrower	Coupon	Amount	Value

Senior Loans 0.5%

Gaming 0.5%
Caesars Octavius LLC Tranche B Term Loan(h)
04/25/17	9.261%	$7,120,000	$7,173,400
Great Lakes Gaming of Michigan LLC(f)(g)(h) Development Term Loan
08/15/12	9.000%	1,876,221	1,877,722
Non-Gaming Land Acquisition Letter of Credit
08/15/12	9.000%	359,396	359,683

Total			9,410,805

Total Senior Loans
(Cost: $9,273,793)			$9,410,805

Issuer	Shares	Value

Common Stocks 0.1%

CONSUMER DISCRETIONARY 0.1%

Textiles, Apparel & Luxury Goods 0.1%
Arena Brands, Inc.(f)(g)(i)	111,111	$725,555

TOTAL CONSUMER DISCRECTIONARY		725,555

Total Common Stocks
(Cost: $5,888,888)		$725,555

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  25

Portfolio of Investments (continued)

Issuer	Shares	Value

Limited Partnerships — %

FINANCIALS — %

Diversified Financial Services — %
Varde Fund V LP(f)(g)(j)	25,000,000	$481,925

TOTAL FINANCIALS		481,925

Total Limited Partnerships
(Cost: $—)		$481,925

	Shares	Value

Money Market Fund 5.2%

Columbia Short-Term Cash Fund, 0.166%(k)(l)	94,250,631	$94,250,631

Total Money Market Fund
(Cost: $94,250,631)		$94,250,631

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan 22.9%

Asset-Backed Commercial Paper 1.1%
Antalis US Funding Corp.
06/10/11	0.320%	$1,998,951	$1,998,951
08/23/11	0.275%	7,994,378	7,994,378
Atlantis One
06/20/11	0.160%	1,999,787	1,999,787
Cancara Asset Securitisation LLC
07/19/11	0.250%	2,998,125	2,998,125
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			19,983,574

Certificates of Deposit 15.3%
Australia and New Zealand Bank Group, Ltd.
06/30/11	0.400%	5,000,000	5,000,000
Bank of America, National Association
10/03/11	0.350%	7,000,000	7,000,000
Barclays Bank PLC
08/19/11	0.330%	15,000,000	15,000,000
Clydesdale Bank PLC
07/21/11	0.280%	12,990,805	12,990,805
08/03/11	0.275%	10,000,000	10,000,000
Credit Agricole
08/23/11	0.230%	4,997,063	4,997,063
Credit Industrial et Commercial
06/13/11	0.400%	10,000,000	10,000,000
11/21/11	0.410%	10,000,000	10,000,000
Credit Suisse
10/25/11	0.244%	10,000,000	10,000,000
DZ Bank AG
07/12/11	0.200%	5,000,000	5,000,000
Den Danske Bank
07/13/11	0.210%	4,998,222	4,998,222
07/26/11	0.230%	4,998,052	4,998,052
Deutsche Bank AG
07/08/11	0.280%	15,000,000	15,000,000
Erste Bank der Oesterreichischen Sparkassen AG
06/06/11	0.250%	10,000,000	10,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
06/27/11	0.380%	5,000,000	5,000,000
07/21/11	0.300%	10,000,000	10,000,000
08/12/11	0.300%	5,000,000	5,000,000
KBC Bank NV
06/23/11	0.280%	5,000,000	5,000,000
Lloyds Bank PLC
09/02/11	0.260%	12,000,000	12,000,000
N.V. Bank Nederlandse Gemeenten
07/07/11	0.320%	10,000,000	10,000,000
07/27/11	0.270%	10,000,000	10,000,000
National Bank of Canada
10/07/11	0.256%	10,000,000	10,000,000
11/18/11	0.237%	7,000,000	7,000,000
Natixis
07/07/11	0.544%	7,000,000	7,000,000
Pohjola Bank PLC
08/15/11	0.340%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
08/04/11	0.295%	10,000,000	10,000,000
Societe Generale
08/31/11	0.411%	15,000,000	15,000,000
Swedbank AB
08/05/11	0.240%	15,000,000	15,000,000
Union Bank of Switzerland
08/15/11	0.298%	5,000,000	5,000,000
11/14/11	0.234%	9,000,000	9,000,000
United Overseas Bank Ltd.
08/26/11	0.300%	10,000,000	10,000,000

Total			274,984,142

Commercial Paper 1.8%
Macquarie Bank Ltd.
07/26/11	0.380%	4,995,197	4,995,197
11/10/11	0.461%	6,983,632	6,983,632

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Commercial Paper (cont.)
PB Capital Corp.
08/12/11	0.491%	$4,994,011	$4,994,011
State Development Bank of NorthRhine-Westphalia
06/30/11	0.160%	9,998,178	9,998,178
Suncorp Metway Ltd.
06/09/11	0.220%	4,999,053	4,999,053

Total			31,970,071

Other Short-Term Obligations 1.2%
Goldman Sachs Group, Inc. (The)
07/19/11	0.300%	10,000,000	10,000,000
08/08/11	0.300%	6,000,000	6,000,000
Natixis Financial Products LLC
06/01/11	0.460%	5,000,000	5,000,000

Total			21,000,000

Repurchase Agreements 3.5%
Cantor Fitzgerald & Co. dated 05/31/11, matures 06/01/11 repurchase price $20,000,083(m)
	0.150%	20,000,000	20,000,000
Citibank NA dated 05/31/11, matures 06/01/11 repurchase price $5,000,019(m)
	0.140%	5,000,000	5,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11 repurchase price $6,776,767(m)
	0.110%	6,776,746	6,776,746
MF Global Holdings Ltd. dated 05/31/11, matures 06/01/11 repurchase price $12,000,057(m)
	0.170%	12,000,000	12,000,000
Societe Generale dated 05/31/11, matures 06/01/11 repurchase price $20,000,072(m)
	0.130%	20,000,000	20,000,000

Total			63,776,746

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $411,714,533)			$411,714,533

Total Investments
(Cost: $2,142,907,096)			$2,230,683,001
Other Assets & Liabilities, Net			(430,043,656)

Net Assets			$1,800,639,345

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $750,164,346 or 41.66% of net assets.

(b)	At May 31, 2011, security was partially or fully on loan.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.

(d)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 9.98% of net assets.

(e)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  27

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2011 was $9,553,769, representing 0.53% of net assets. Information concerning such security holdings at May 31, 2011 was as follows:

	Acquisition
Security Description	Dates	Cost
Arena Brands, Inc.	09-03-92		$5,888,888
Great Lakes Gaming of Michigan LLC Development Term Loan 9.000% 2012	03-02-07 thru 09-15-07		1,867,377
Great Lake Gaming of Michigan LLC Non-Gaming Land Acquisition Letter of Credit 9.000% 2012	03-02-07 thru 09-15-07		357,616
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	08-12-96 thru 04-03-02		4,426,995
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	12-06-01		1,283,298
Varde Fund V LP	04-27-00 thru 06-19-00	—*

* The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2011, the value of these securities amounted to $9,553,769, which represents 0.53% of net assets.

(h)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i)	Non-income producing.

(j)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At May 31, 2011, there was no capital committed to the LLC or LP for future investment.

(k)	Investments in affiliates during the year ended May 31, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$57,135,679	$832,605,308	$(795,490,356)	$—	$94,250,631	$129,755	$94,250,631

(l)	The rate shown is the seven-day current annualized yield at May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(m)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Cantor Fitzgerald & Co. (0.150%)
Security Description	Value
Fannie Mae Pool	$13,890,668
Fannie Mae REMICS	409,949
Freddie Mac Non Gold Pool	4,525,115
Freddie Mac REMICS	944,472
Government National Mortgage Association	629,796

Total Market Value of Collateral Securities	$20,400,000

Citibank NA (0.140%)
Security Description	Value
Fannie Mae Pool	$3,268,570
Freddie Mac Gold Pool	1,831,430

Total Market Value of Collateral Securities	$5,100,000

Credit Suisse Securities (USA) LLC (0.110%)
Security Description	Value
United States Treasury Note/Bond	$6,912,288

Total Market Value of Collateral Securities	$6,912,288

MF Global Holdings Ltd. (0.170%)
Security Description	Value
Fannie Mae Pool	$6,158,577
Fannie Mae REMICS	422,711
Federal National Mortgage Association	2,971
Freddie Mac Gold Pool	1,820,855
Freddie Mac Non Gold Pool	135,358
Freddie Mac REMICS	197,031
Ginnie Mae I Pool	1,320,976
Ginnie Mae II Pool	1,927,881
Government National Mortgage Association	253,690

Total Market Value of Collateral Securities	$12,240,050

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  29

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Societe Generale (0.130%)
Security Description	Value
Fannie Mae REMICS	$4,502,616
FHLMC-GNMA	9,880
Freddie Mac REMICS	7,478,568
Freddie Mac Strips	168,209
Government National Mortgage Association	8,240,727

Total Market Value of Collateral Securities	$20,400,000

Abbreviation Legend

PIK	Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  31

Portfolio of Investments (continued)

Fair Value Measurements (continued)

include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Corporate Bonds & Notes
Entertainment	$—	$22,967,761	$6,108,884	$29,076,645
All Other Industries	—	1,685,022,907	—	1,685,022,907

Total Bonds	—	1,707,990,668	6,108,884	1,714,099,552

Equity Securities
Common Stocks
Consumer Discretionary	—	—	725,555	725,555

Total Equity Securities	—	—	725,555	725,555

Other
Senior Loans Gaming	—	7,173,400	2,237,405	9,410,805
Limited Partnerships Financials	—	—	481,925	481,925
Affiliated Money Market Fund(c)	94,250,631	—	—	94,250,631
Investments of Cash Collateral Received for Securities on Loan	—	411,714,533	—	411,714,533

Total Other	94,250,631	418,887,933	2,719,330	515,857,894

Total	$94,250,631	$2,126,878,601	$9,553,769	$2,230,683,001

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate
	Bonds &	Common	Senior	Limited
	Notes	Stocks	Loans	Partnerships	Total
Balance as of May 31, 2010	$7,160,912	$—	$5,094,505	$648,825	$12,904,242
Accrued discounts/premiums	63,509	—	14,839	—	78,348
Realized gain (loss)	58,935	—	18,936	246,178	324,049
Change in unrealized appreciation (depreciation)*	(150,765)	725,555	139,691	(166,900)	547,581
Sales	(1,023,707)	—	(3,030,566)	(246,178)	(4,300,451)
Purchases	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of May 31, 2011	$6,108,884	$725,555	$2,237,405	$481,925	$9,553,769

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $527,342, which is comprised of Corporate Bonds & Notes of $(150,765), Common Stocks of $725,555, Senior Loans $119,452 and Limited Partnerships of $(166,900).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  33

Statement of Assets and Liabilities
May 31, 2011

Assets
Investments, at value*
Unaffiliated issuers (identified cost $1,636,941,932)	$1,724,717,837
Affiliated issuers (identified cost $94,250,631)	94,250,631
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $347,937,787)	347,937,787
Repurchase agreements (identified cost $63,776,746)	63,776,746

Total investments (identified cost $2,142,907,096)	2,230,683,001
Receivable for:
Capital shares sold	8,330,462
Investments sold	15,364,244
Dividends	8,911
Interest	33,326,878
Reclaims	1,282

Total assets	2,287,714,778

Liabilities
Due upon return of securities on loan	411,714,533
Payable for:
Investments purchased	9,601,721
Investments purchased on a delayed delivery basis	52,346,463
Capital shares purchased	2,162,584
Dividend distributions to shareholders	10,525,478
Investment management fees	113,769
Distribution fees	54,786
Transfer agent fees	104,530
Administration fees	12,613
Plan administration fees	15,521
Other expenses	423,435

Total liabilities	487,075,433

Net assets applicable to outstanding capital stock	$1,800,639,345

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Represented by
Paid-in capital	$1,955,333,079
Excess of distributions over net investment income	(14,355,469)
Accumulated net realized loss	(228,114,170)
Unrealized appreciation (depreciation) on:
Investments	87,775,905

Total — representing net assets applicable to outstanding capital stock	$1,800,639,345

*Value of securities on loan	$401,439,499

Net assets applicable to outstanding shares
Class A	$1,339,627,507
Class B	$62,819,748
Class C	$76,236,907
Class I	$132,683,809
Class R	$7,156,135
Class R3	$7,418,139
Class R4	$61,281,643
Class R5	$11,383,753
Class W	$89,505,982
Class Z	$12,525,722
Shares outstanding
Class A	468,078,955
Class B	21,964,271
Class C	26,816,405
Class I	46,456,604
Class R	2,493,387
Class R3	2,578,590
Class R4	21,394,600
Class R5	3,984,577
Class W	31,513,808
Class Z	4,389,298
Net asset value per share
Class A(a)	$2.86
Class B	$2.86
Class C	$2.84
Class I	$2.86
Class R	$2.87
Class R3	$2.88
Class R4	$2.86
Class R5	$2.86
Class W	$2.84
Class Z	$2.85

(a)	The maximum offering price per share for Class A is $3.00. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  35

Statement of Operations
Year ended May 31, 2011

Net investment income
Income:
Dividends	$434
Interest	145,940,425
Dividends from affiliates	129,755
Income from securities lending — net	1,037,586

Total income	147,108,200

Expenses:
Investment management fees	10,353,350
Distribution fees
Class A	3,228,856
Class B	708,228
Class C	739,382
Class R	34,387
Class R3	15,308
Class W	264,499
Transfer agent fees
Class A	1,975,372
Class B	116,446
Class C	115,312
Class R	8,362
Class R3	2,108
Class R4	19,673
Class R5	6,416
Class W	178,985
Class Z	2,637
Administration fees	1,148,320
Plan administration fees
Class R	4,125
Class R3	15,308
Class R4	139,469
Compensation of board members	39,642
Custodian fees	36,999
Printing and postage fees	182,452
Registration fees	206,337
Professional fees	60,828
Other	114,782

Total expenses	19,717,583
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(286,506)

Total net expenses	19,431,077

Net investment income	127,677,123

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$102,686,005
Swap contracts	164,444

Net realized gain	102,850,449
Net change in unrealized appreciation (depreciation) on:
Investments	56,329,425

Net change in unrealized appreciation	56,329,425

Net realized and unrealized gain	159,179,874

Net increase in net assets resulting from operations	$286,856,997

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  37

Statement of Changes in Net Assets

Year ended May 31,	2011	2010
Operations
Net investment income	$127,677,123	$131,827,124
Net realized gain	102,850,449	26,580,303
Net change in unrealized appreciation	56,329,425	158,696,241

Net increase in net assets resulting from operations	286,856,997	317,103,668

Distributions to shareholders from:
Net investment income
Class A	(90,917,280)	(99,879,585)
Class B	(4,469,624)	(7,412,062)
Class C	(4,657,740)	(4,499,692)
Class I	(11,700,206)	(10,298,007)
Class R	(463,539)	(315,207)
Class R3	(420,391)	(181,156)
Class R4	(3,984,816)	(1,639,817)
Class R5	(1,137,533)	(168,442)
Class W	(7,470,641)	(7,962,736)
Class Z	(261,629)	—

Total distributions to shareholders	(125,483,399)	(132,356,704)

Increase (decrease) in net assets from share transactions	(20,448,379)	255,740,693

Proceeds from regulatory settlement (Note 6)	—	93,099

Total increase in net assets	140,925,219	440,580,756
Net assets at beginning of year	1,659,714,126	1,219,133,370

Net assets at end of year	$1,800,639,345	$1,659,714,126

Excess of distributions over net investment income	$(14,355,469)	$(2,060,297)

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	2011		2010
Year ended May 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	94,856,081	262,119,846	117,039,524	301,552,616
Fund merger	—	—	45,648,144	113,287,340
Conversions from Class B	9,473,748	25,514,293	10,359,627	25,684,845
Distributions reinvested	21,745,616	60,248,228	25,658,242	66,030,300
Redemptions	(115,043,383)	(317,311,123)	(178,470,602)	(462,521,364)

Net increase	11,032,062	30,571,244	20,234,935	44,033,737

Class B shares
Subscriptions	1,848,125	5,056,098	4,258,100	10,688,392
Fund merger	—	—	3,227,197	8,002,554
Distributions reinvested	1,306,638	3,602,392	2,255,297	5,765,577
Conversions to Class A	(9,474,183)	(25,514,293)	(10,360,378)	(25,684,845)
Redemptions	(6,658,618)	(18,330,713)	(12,151,532)	(31,258,765)

Net decrease	(12,978,038)	(35,186,516)	(12,771,316)	(32,487,087)

Class C shares
Subscriptions	4,631,176	12,817,398	6,294,848	15,961,594
Fund merger	—	—	17,187,448	42,378,925
Distributions reinvested	1,109,589	3,051,784	1,026,013	2,651,298
Redemptions	(6,117,903)	(16,795,742)	(6,769,416)	(17,416,941)

Net increase (decrease)	(377,138)	(926,560)	17,738,893	43,574,876

Class I shares
Subscriptions	14,882,771	41,376,336	28,999,677	73,158,420
Distributions reinvested	4,298,915	11,897,906	3,914,420	10,116,548
Redemptions	(28,096,288)	(79,033,588)	(9,942,200)	(25,422,848)

Net increase (decrease)	(8,914,602)	(25,759,346)	22,971,897	57,852,120

Class R shares
Subscriptions	1,475,382	4,106,343	902,956	2,385,224
Fund merger	—	—	1,831,558	4,558,622
Distributions reinvested	58,129	161,966	25,917	68,599
Redemptions	(1,214,328)	(3,420,132)	(592,355)	(1,563,175)

Net increase	319,183	848,177	2,168,076	5,449,270

Class R3 shares
Subscriptions	1,664,300	4,566,602	1,211,598	3,194,353
Distributions reinvested	152,510	426,379	67,173	175,522
Redemptions	(764,352)	(2,101,842)	(290,787)	(763,809)

Net increase	1,052,458	2,891,139	987,984	2,606,066

Class R4 shares
Subscriptions	11,607,397	31,608,848	16,368,401	42,615,555
Distributions reinvested	1,458,513	4,048,371	590,997	1,558,294
Redemptions	(8,293,216)	(22,571,716)	(1,377,969)	(3,604,930)

Net increase	4,772,694	13,085,503	15,581,429	40,568,919

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  39

Statement of Changes in Net Assets (continued)

	2011		2010
Year ended May 31,	Shares	Dollars ($)	Shares	Dollars ($)
Class R5 shares
Subscriptions	3,016,866	7,879,509	3,169,125	8,350,378
Fund merger	—	—	89,123	221,399
Distributions reinvested	416,365	1,150,645	56,367	149,976
Redemptions	(2,502,954)	(7,056,599)	(262,010)	(696,011)

Net increase	930,277	1,973,555	3,052,605	8,025,742

Class W shares
Subscriptions	12,807,770	34,412,756	69,839,002	175,304,939
Distributions reinvested	2,779,623	7,632,566	3,000,899	7,805,404
Redemptions	(22,780,180)	(62,422,756)	(36,957,615)	(96,993,293)

Net increase (decrease)	(7,192,787)	(20,377,434)	35,882,286	86,117,050

Class Z shares
Subscriptions	6,325,242	17,768,113	—	—
Distributions reinvested	90,048	255,670	—	—
Redemptions	(2,025,992)	(5,591,924)	—	—

Net increase	4,389,298	12,431,859	—	—

Total net increase (decrease)	(6,966,593)	(20,448,379)	105,846,789	255,740,693

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Year ended May 31,
	2011	2010		2009	2008		2007
Class A
Per share data
Net asset value, beginning of period	$2.61	$2.30		$2.74	$3.02		$2.89

Income from investment operations:
Net investment income	0.20	0.20		0.22	0.22		0.20
Net realized and unrealized gain (loss) on investments	0.25	0.31		(0.44)	(0.29)		0.15

Total from investment operations	0.45	0.51		(0.22)	(0.07)		0.35

Less distributions to shareholders from:
Net investment income	(0.20)	(0.20)		(0.22)	(0.21)		(0.22)
Tax return of capital	—	—		—	(0.00	)(a)	—

Total distributions to shareholders	(0.20)	(0.20)		(0.22)	(0.21)		(0.22)

Proceeds from regulatory settlement	—	0.00	(a)	—	—		—

Net asset value, end of period	$2.86	$2.61		$2.30	$2.74		$3.02

Total return	17.61%	22.80%	(b)	(7.04% )	(2.40%	)	12.77% (c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.08%	1.09%		1.14%	1.13%		1.08%

Net expenses after fees waived or expenses reimbursed(e)	1.06%	1.03%		1.02%	1.10%		1.08%

Net investment income	7.16%	7.95%		9.85%	7.71%		6.94%

Supplemental data
Net assets, end of period (in thousands)	$1,339,628	$1,192,636		$1,003,576	$1,133,625		$1,462,715

Portfolio turnover	96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  41

Financial Highlights (continued)

	Year ended May 31,
	2011	2010		2009	2008		2007
Class B
Per share data
Net asset value, beginning of period	$2.61	$2.30		$2.74	$3.02		$2.89

Income from investment operations:
Net investment income	0.18	0.18		0.20	0.19		0.18
Net realized and unrealized gain (loss) on investments	0.25	0.31		(0.44)	(0.29)		0.15

Total from investment operations	0.43	0.49		(0.24)	(0.10)		0.33

Less distributions to shareholders from:
Net investment income	(0.18)	(0.18)		(0.20)	(0.18)		(0.20)
Tax return of capital	—	—		—	(0.00	)(a)	—

Total distributions to shareholders	(0.18)	(0.18)		(0.20)	(0.18)		(0.20)

Proceeds from regulatory settlement	—	0.00	(a)	—	—		—

Net asset value, end of period	$2.86	$2.61		$2.30	$2.74		$3.02

Total return	16.71%	21.88%	(b)	(7.77% )	(3.17%	)	11.91% (c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.84%	1.85%		1.90%	1.89%		1.84%

Net expenses after fees waived or expenses reimbursed(e)	1.82%	1.79%		1.78%	1.86%		1.84%

Net investment income	6.45%	7.19%		8.98%	6.92%		6.18%

Supplemental data
Net assets, end of period (in thousands)	$62,820	$91,104		$109,559	$173,555		$320,767

Portfolio turnover	96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011	2010		2009	2008		2007
Class C
Per share data
Net asset value, beginning of period	$2.59	$2.28		$2.72	$3.00		$2.87

Income from investment operations:
Net investment income	0.18	0.18		0.20	0.19		0.18
Net realized and unrealized gain (loss) on investments	0.25	0.31		(0.44)	(0.29)		0.15

Total from investment operations	0.43	0.49		(0.24)	(0.10)		0.33

Less distributions to shareholders from:
Net investment income	(0.18)	(0.18)		(0.20)	(0.18)		(0.20)
Tax return of capital	—	—		—	(0.00	)(a)	—

Total distributions to shareholders	(0.18)	(0.18)		(0.20)	(0.18)		(0.20)

Proceeds from regulatory settlement	—	0.00	(a)	—	—		—

Net asset value, end of period	$2.84	$2.59		$2.28	$2.72		$3.00

Total return	16.80%	22.01%	(b)	(7.86% )	(3.21%	)	11.95% (c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.84%	1.85%		1.89%	1.88%		1.83%

Net expenses after fees waived or expenses reimbursed(e)	1.82%	1.79%		1.77%	1.86%		1.83%

Net investment income	6.42%	7.14%		9.11%	6.95%		6.18%

Supplemental data
Net assets, end of period (in thousands)	$76,237	$70,489		$21,579	$18,644		$25,659

Portfolio turnover	96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  43

Financial Highlights (continued)

	Year ended May 31,
	2011	2010		2009	2008		2007
Class I
Per share data
Net asset value, beginning of period	$2.60	$2.29		$2.73	$3.02		$2.89

Income from investment operations:
Net investment income	0.21	0.21		0.23	0.23		0.21
Net realized and unrealized gain (loss) on investments	0.26	0.31		(0.44)	(0.30)		0.16

Total from investment operations	0.47	0.52		(0.21)	(0.07)		0.37

Less distributions to shareholders from:
Net investment income	(0.21)	(0.21)		(0.23)	(0.22)		(0.24)
Tax return of capital	—	—		—	(0.00	)(a)	—

Total distributions to shareholders	(0.21)	(0.21)		(0.23)	(0.22)		(0.24)

Proceeds from regulatory settlement	—	0.00	(a)	—	—		—

Net asset value, end of period	$2.86	$2.60		$2.29	$2.73		$3.02

Total return	18.52%	23.35%	(b)	(6.75% )	(2.36%	)	13.21% (c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.68%	0.68%		0.70%	0.72%		0.67%

Net expenses after fees waived or expenses reimbursed(e)	0.68%	0.63%		0.65%	0.69%		0.67%

Net investment income	7.53%	8.36%		10.34%	8.13%		7.37%

Supplemental data
Net assets, end of period (in thousands)	$132,684	$144,203		$74,333	$72,462		$97,100

Portfolio turnover	96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011	2010		2009	2008	2007(f)
Class R
Per share data
Net asset value, beginning of period	$2.62	$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	0.19	0.20		0.21	0.21	0.11
Net realized and unrealized gain (loss) on investments	0.25	0.31		(0.44)	(0.29)	0.05

Total from investment operations	0.44	0.51		(0.23)	(0.08)	0.16

Less distributions to shareholders from:
Net investment income	(0.19)	(0.19)		(0.21)	(0.20)	(0.09)

Total distributions to shareholders	(0.19)	(0.19)		(0.21)	(0.20)	(0.09)

Proceeds from regulatory settlement	—	0.00	(a)	—	—	—

Net asset value, end of period	$2.87	$2.62		$2.30	$2.74	$3.02

Total return	17.23%	22.79%	(b)	(7.38% )	(2.75% )	5.72%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.36%	1.48%		1.52%	1.51%	1.45%	(g)

Net expenses after fees waived or expenses reimbursed(e)	1.35%	1.43%		1.39%	1.25%	1.45%	(g)

Net investment income	6.86%	7.46%		9.46%	7.63%	6.58%	(g)

Supplemental data
Net assets, end of period (in thousands)	$7,156	$5,690		$14	$9	$5

Portfolio turnover	96%	94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  45

Financial Highlights (continued)

	Year ended May 31,
	2011	2010		2009	2008	2007(f)
Class R3
Per share data
Net asset value, beginning of period	$2.62	$2.31		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	0.20	0.20		0.22	0.22	0.11
Net realized and unrealized gain (loss) on investments	0.26	0.31		(0.43)	(0.29)	0.06

Total from investment operations	0.46	0.51		(0.21)	(0.07)	0.17

Less distributions to shareholders from:
Net investment income	(0.20)	(0.20)		(0.22)	(0.21)	(0.10)

Total distributions to shareholders	(0.20)	(0.20)		(0.22)	(0.21)	(0.10)

Proceeds from regulatory settlement	—	0.00	(a)	—	—	—

Net asset value, end of period	$2.88	$2.62		$2.31	$2.74	$3.02

Total return	17.81%	22.56%	(b)	(6.70% )	(2.47% )	5.85%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.21%	1.23%		1.25%	1.26%	1.20%	(g)

Net expenses after fees waived or expenses reimbursed(e)	1.21%	1.18%		1.20%	0.99%	1.20%	(g)

Net investment income	6.99%	7.81%		11.09%	7.82%	6.84%	(g)

Supplemental data
Net assets, end of period (in thousands)	$7,418	$4,003		$1,243	$5	$5

Portfolio turnover	96%	94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011	2010		2009	2008		2007
Class R4
Per share data
Net asset value, beginning of period	$2.61	$2.30		$2.74	$3.01		$2.89

Income from investment operations:
Net investment income	0.20	0.21		0.22	0.23		0.21
Net realized and unrealized gain (loss) on investments	0.25	0.30		(0.43)	(0.29)		0.14

Total from investment operations	0.45	0.51		(0.21)	(0.06)		0.35

Less distributions to shareholders from:
Net investment income	(0.20)	(0.20)		(0.23)	(0.21)		(0.23)
Tax return of capital	—	—		—	(0.00	)(a)	—

Total distributions to shareholders	(0.20)	(0.20)		(0.23)	(0.21)		(0.23)

Proceeds from regulatory settlement	—	0.00	(a)	—	—		—

Net asset value, end of period	$2.86	$2.61		$2.30	$2.74		$3.01

Total return	17.74%	22.92%	(b)	(6.86% )	(1.87%	)	12.56% (c)

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.96%	0.99%		1.00%	1.02%		0.94%

Net expenses after fees waived or expenses reimbursed(e)	0.96%	0.93%		0.87%	0.76%	(h)	0.93%

Net investment income	7.27%	8.05%		10.46%	8.07%		7.10%

Supplemental data
Net assets, end of period (in thousands)	$61,282	$43,406		$2,391	$919		$1,252

Portfolio turnover	96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  47

Financial Highlights (continued)

	Year ended May 31,
	2011	2010		2009	2008	2007(f)
Class R5
Per share data
Net asset value, beginning of period	$2.61	$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	0.21	0.21		0.23	0.22	0.12
Net realized and unrealized gain (loss) on investments	0.25	0.31		(0.44)	(0.28)	0.05

Total from investment operations	0.46	0.52		(0.21)	(0.06)	0.17

Less distributions to shareholders from:
Net investment income	(0.21)	(0.21)		(0.23)	(0.22)	(0.10)

Total distributions to shareholders	(0.21)	(0.21)		(0.23)	(0.22)	(0.10)

Proceeds from regulatory settlement	—	0.00	(a)	—	—	—

Net asset value, end of period	$2.86	$2.61		$2.30	$2.74	$3.02

Total return	18.02%	23.22%	(b)	(6.73% )	(2.06% )	6.09%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.73%	0.73%		0.75%	0.78%	0.71%	(g)

Net expenses after fees waived or expenses reimbursed(e)	0.72%	0.68%		0.70%	0.75%	0.71%	(g)

Net investment income	7.48%	8.18%		10.19%	8.06%	7.33%	(g)

Supplemental data
Net assets, end of period (in thousands)	$11,384	$7,958		$4	$5	$5

Portfolio turnover	96%	94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

48  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011	2010		2009	2008		2007(i)
Class W
Per share data
Net asset value, beginning of period	$2.59	$2.28		$2.71	$3.00		$2.94

Income from investment operations:
Net investment income	0.20	0.20		0.22	0.21		0.11
Net realized and unrealized gain on investments	0.25	0.31		(0.43)	(0.30)		0.07

Total from investment operations	0.45	0.51		(0.21)	(0.09)		0.18

Less distributions to shareholders from:
Net investment income	(0.20)	(0.20)		(0.22)	(0.20)		(0.12)
Tax return of capital	—	—		—	(0.00	)(a)	—

Total distributions to shareholders	(0.20)	(0.20)		(0.22)	(0.20)		(0.12)

Proceeds from regulatory settlement	—	0.00	(a)	—	—		—

Net asset value, end of period	$2.84	$2.59		$2.28	$2.71		$3.00

Total return	17.65%	22.82%	(b)	(6.91% )	(2.87%	)	6.20%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.10%	1.12%		1.16%	1.17%		1.06%	(g)

Net expenses after fees waived or expenses reimbursed(e)	1.09%	1.08%		1.10%	1.14%	(h)	1.06%	(g)

Net investment income	7.16%	7.68%		9.51%	7.59%		6.05%	(g)

Supplemental data
Net assets, end of period (in thousands)	$89,506	$100,227		$6,435	$22,510		$30,060

Portfolio turnover	96%	94%		83%	64%		95%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  49

Financial Highlights (continued)

	Year ended
	May 31,
	2011(j)
Class Z
Per share data
Net asset value, beginning of period	$2.72

Income from investment operations:
Net investment income	0.14
Net realized and unrealized gain on investments	0.12

Total from investment operations	0.26

Less distributions to shareholders from:
Net investment income	(0.13)

Total distributions to shareholders	(0.13)

Net asset value, end of period	$2.85

Total return	9.87%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.73%	(g)

Net expenses after fees waived or expenses reimbursed(e)	0.73%	(g)

Net investment income	7.37%	(g)

Supplemental data
Net assets, end of period (in thousands)	$12,526

Portfolio turnover	96%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(f)	For the period from December 11, 2006 (when shares became available) to May 31, 2007.
(g)	Annualized.
(h)	Expense ratio is before the reduction of earnings/bank fee credits on cash balances. For the year ended May 31, 2008, earnings/bank fee credits lowered the expense ratio by 0.01% of average daily net assets.
(i)	For the period from December 1, 2006 (when shares became available) to May 31, 2007.
(j)	For the period from September 27, 2010 (when shares became available) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

50  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Notes to Financial Statements
May 31, 2011

Note 1.	Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  51

Notes to Financial Statements (continued)

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2.	Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the

52  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  53

Notes to Financial Statements (continued)

from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Credit Default Swap Contracts
Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap transactions to increase or decrease its credit exposure to an index, and to manage a large cash inflow to invest in the high yield index.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver

54  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  55

Notes to Financial Statements (continued)

liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at May 31, 2011
At May 31, 2011, the Fund had no outstanding derivatives.

Effect of Derivative Instruments in the Statement of Operations
for the Year Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Swaps
Credit contracts	$164,444

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Swaps
Credit contracts	$—

Volume of Derivative Instruments for the Year Ended May 31, 2011

Aggregate
Notional Opened
Credit Default Swaps — Sell Protection	$65,000,000

56  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Investments in Loans
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Company (FDIC) receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market”

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  57

Notes to Financial Statements (continued)

daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be

58  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3.	Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.36% as the Fund’s net assets increase. The management fee for the year ended May 31, 2011 was 0.58% of the Fund’s average daily net assets. In September 2010, the Board approved a new IMSA that includes a decrease to the management fee rate payable to the Investment

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  59

Notes to Financial Statements (continued)

Manager at certain asset levels. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011 and the fee changes became effective July 1, 2011.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the year ended May 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2011, other expenses paid to this company were $2,751.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R3, Class R4, Class R5, Class W and Class Z shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

60  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the year ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.16
Class C	0.16
Class R	0.12
Class R3	0.03
Class R4	0.04
Class R5	0.04
Class W	0.17
Class Z	0.07

The Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At May 31, 2011, the Fund’s total potential future obligation over the life of the Guaranty is $210,103. The liability remaining at May 31, 2011 for non-recurring charges associated with the lease amounted to $137,571 and is included within other accrued expenses in the Statement of Assets and Liabilities.

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  61

Notes to Financial Statements (continued)

attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,970,000 and $8,905,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $900,725 for Class A, $31,154 for Class B and $9,579 for Class C for the year ended May 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective August 1, 2010 the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2011, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance

62  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.07%
Class B	1.83
Class C	1.83
Class I	0.70
Class R	1.50
Class R3	1.25
Class R4	1.00
Class R5	0.75
Class W	1.15
Class Z	0.82

Prior to August 1, 2010, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.03%
Class B	1.79
Class C	1.79
Class I	0.63
Class R	1.43
Class R3	1.18
Class R4	0.93
Class R5	0.68
Class W	1.08

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  63

Notes to Financial Statements (continued)

credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.03%
Class B	1.78
Class C	1.78
Class I	0.69
Class R	1.28
Class R3	1.24
Class R4	0.99
Class R5	0.74
Class W	1.03
Class Z	0.78

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2011, permanent and timing book to tax differences resulting primarily from differing treatments for recognition of unrealized appreciation (depreciation) for certain derivative investments, investments in partnerships, market discount and losses deferred due to wash sales were identified and permanent differences reclassed among the components of the Fund’s net assets in the Statement of Assets and Liabilities as follows:

Excess of distributions over net investment income	$(14,488,896)
Accumulated net realized loss	472,694,913
Paid-in capital	(458,206,017)

64  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year ended May 31,	2011	2010
Ordinary income	$125,483,399	$132,356,704

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,600,214
Undistributed accumulated long-term gain	—
Accumulated realized loss	(243,501,558)
Unrealized appreciation	86,733,088

At May 31, 2011, the cost of investments for federal income tax purposes was $2,143,893,271 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$98,738,609
Unrealized depreciation	(11,948,879)

Net unrealized appreciation	$86,789,730

The following capital loss carryforward, determined at May 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2014	$19,078,058
2016	6,050,907
2017	163,240,346
2018	55,132,247

Total	$243,501,558

For the year ended May 31, 2011, $114,191,219 of capital loss carryforward was utilized and $458,189,938 expired unused.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  65

Notes to Financial Statements (continued)

based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5.	Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $1,640,800,637 and $1,679,221,145, respectively, for the year ended May 31, 2011.

Note 6.	Regulatory Settlements

During the year ended May 31, 2010, the Fund received $93,099 as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds which represented the Fund’s portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

Note 7.	Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At May 31, 2011, securities valued at $401,439,499 were on loan, secured by cash collateral of $411,714,533 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the

66  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended May 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 8.	Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 9.	Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class I shares.

Note 10.	Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  67

Notes to Financial Statements (continued)

borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2011.

Note 11.	Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12.	Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of

68  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  69

Notes to Financial Statements (continued)

legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

70  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Columbia High Yield Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia High Yield Bond Fund (formerly RiverSource High Yield Bond Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  71

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia High Yield Bond Fund of the Columbia Funds Series Trust II at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
July 22, 2011

72  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	0.00%
Dividends Received Deduction for corporations	0.00%
U.S. Government Obligations	0.00%

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  73

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, prior to the Transaction, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve directors/trustees to sixteen for all funds overseen by the Board.

Independent Board Members

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Former Trustee, BofA Funds Series Trust (11 funds)

74  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	157	None

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008- August 2010	147	Trustee, BofA Funds Series Trust (11 funds)

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  75

Board Members and Officers (continued)

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial Group, Inc. (insurance)

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None

76  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 63	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco Corporation (real estate development) and Mickel Investment Group	147	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas

Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  77

Board Members and Officers (continued)

Independent Board Members (continued)

Interested Board Member Not Affiliated with Investment Manager*

Number of
funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

78  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Interested Board Member Affiliated with Investment Manager*

Number of
funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	157	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  79

Board Members and Officers (continued)

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

80  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  81

Board Members and Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010

82  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1
To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01	Kathleen Blatz	1,405,829,980.082	35,612,411.985	0.000	0.000
02	Edward J. Boudreau, Jr.	1,407,945,517.214	33,496,874.853	0.000	0.000
03	Pamela G. Carlton	1,406,683,983.567	34,758,408.500	0.000	0.000
04	William P. Carmichael	1,407,342,939.417	34,099,452.651	0.000	0.000
05	Patricia M. Flynn	1,408,287,880.510	33,154,511.557	0.000	0.000
06	William A. Hawkins	1,407,550,048.185	33,892,343.882	0.000	0.000
07	R. Glenn Hilliard	1,407,349,360.525	34,093,031.542	0.000	0.000
08	Stephen R. Lewis, Jr.	1,407,193,000.804	34,249,391.263	0.000	0.000
09	John F. Maher	1,408,352,166.312	33,090,225.755	0.000	0.000
10	John J. Nagorniak	1,407,543,962.214	33,898,429.853	0.000	0.000
11	Catherine James Paglia	1,408,094,636.845	33,347,755.222	0.000	0.000
12	Leroy C. Richie	1,408,125,649.157	33,316,742.910	0.000	0.000
13	Anthony M. Santomero	1,407,809,696.506	33,632,695.561	0.000	0.000
14	Minor M. Shaw	1,408,021,613.905	33,420,778.162	0.000	0.000
15	Alison Taunton-Rigby	1,407,652,569.727	33,789,822.340	0.000	0.000
16	William F. Truscott	1,407,757,743.380	33,684,648.687	0.000	0.000

COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT  83

Results of Meeting of Shareholders (continued)

Proposal 2
To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,378,001,389.634	31,006,507.061	32,434,443.052	52.320

*	All dollars of RiverSource High Yield Income Series, Inc. are voted together as a single class for election of directors and for the amendment to the Articles of Incorporation.

Proposal 3
To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,031,009,233.512	32,781,287.036	36,958,803.798	340,693,067.720

Proposal 4
To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,033,737,257.463	32,921,484.451	34,090,590.693	340,693,059.460

Proposal 5
To approve a proposal to authorize Columbia Management Investment Advisers, LLC to enter into and materially amend subadvisory agreements in the future, with the approval of the Fund’s Board, but without obtaining shareholder approval.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
1,005,451,048.302	60,519,481.075	34,778,764.670	340,693,098.020

84  COLUMBIA HIGH YIELD BOND FUND — 2011 ANNUAL REPORT

Columbia High Yield Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6370 AG (8/11)

Annual Report
and Prospectus

Columbia
Multi-Advisor Small Cap Value Fund

Annual Report for the Period Ended
May 31, 2011
(Prospectus also enclosed)

Columbia Multi-Advisor Small Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

This annual report includes a prospectus that describes in detail the Fund’s objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Manager Commentary	6

The Fund’s Long-term Performance	16

Fund Expenses Example	18

Portfolio of Investments	21

Statement of Assets and Liabilities	33

Statement of Operations	35

Statement of Changes in Net Assets	37

Financial Highlights	39

Notes to Financial Statements	48

Report of Independent Registered Public Accounting Firm	63

Federal Income Tax Information	65

Board Members and Officers	66

Proxy Voting	75

Approval of Subadvisory Agreements	75

Results of Meeting of Shareholders	77

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares rose 25.87% (excluding sales charge) for the 12-month period ended May 31, 2011.

>	The Fund outperformed its benchmark, the Russell 2000® Value Index, which rose 22.91% during the 12-month period.

>	The Fund also outperformed its peer group, as represented by the Lipper Small-Cap Value Funds Index, which gained 24.94% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2011)

Since
inception
	1 year	3 years	5 years	6/18/01
Columbia Multi-Advisor Small Cap Value Fund Class A (excluding sales charge)	+25.87%	+9.32%	+5.86%	+9.16%

Russell 2000 Value Index (unmanaged)	+22.91%	+4.41%	+3.00%	+8.22%

Lipper Small-Cap Value Funds Index (unmanaged)	+24.94%	+5.84%	+4.35%	+9.10%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at May 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 6/18/01)	+25.87%	+9.32%	+5.86%	+9.16%

Class B (inception 6/18/01)	+25.11%	+8.56%	+5.12%	+8.50%

Class C (inception 6/18/01)	+25.05%	+8.54%	+5.08%	+8.51%

Class I (inception 3/4/04)	+26.47%	+9.82%	+6.37%	+7.99%

Class R (inception 12/11/06)	+25.51%	+8.92%	N/A	+4.27%

Class R3 (inception 12/11/06)	+25.70%	+9.26%	N/A	+4.67%

Class R4 (inception 6/18/01)	+26.10%	+9.59%	+6.17%	+9.37%

Class R5 (inception 12/11/06)	+26.39%	+9.74%	N/A	+5.06%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+26.33%*

With sales charge
Class A (inception 6/18/01)	+18.62%	+7.18%	+4.61%	+8.51%

Class B (inception 6/18/01)	+20.11%	+7.70%	+4.83%	+8.50%

Class C (inception 6/18/01)	+24.05%	+8.54%	+5.08%	+8.51%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

4  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  5

Manager Commentary

Columbia Multi-Advisor Small Cap Value Fund is managed by four independent money management firms and each invests a portion of the portfolio’s assets. As of May 31, 2011, Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Donald Smith & Co. Inc. (Donald Smith), Metropolitan West Capital Management, LLC (MetWest Capital) and Turner Investment Partners, Inc. (Turner) managed approximately 27%, 27%, 26% and 20% of the portfolio, respectively.

Dear Shareholders,

Columbia Multi-Advisor Small Cap Value Fund Class A shares gained 25.87% (excluding sales charge) for the annual period ended May 31, 2011, outperforming the Fund’s benchmark, the Russell 2000® Value Index (Russell Index), which gained 22.91% for the period. The Fund also outperformed its peer group, represented by the Lipper Small-Cap Value Funds Index, which increased 24.94% for the period.

SECTOR BREAKDOWN(1) (at May 31, 2011)

Consumer Discretionary	15.2%

Consumer Staples	2.0

Energy	4.2

Financials	19.8

Health Care	5.8

Industrials	19.9

Information Technology	17.3

Materials	3.6

Telecommunication Services	0.2

Utilities	3.3

Other(2)	8.7

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

6  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Significant performance factors
Barrow Hanley:  Our portion of the Fund outperformed the Russell Index for the 12 months ended May 31, 2011. This outperformance was primarily the result of stock selections within the information technology sector as individual holdings Vishay Intertechnology, Cognex, Littelfuse and Mentor Graphics posted large gains for the year period. Our portion of the Fund’s large overweighting within this sector further enhanced the significant contribution to relative return. Another area of significant benefit was stock selection within consumer staples where our sole holding during the period, NBTY, significantly outperformed the Russell Index. Our underweight in financials positively impacted the performance during the period though stock selections tempered the impact somewhat.

The largest area of detraction was relative underweighting and stock selection within the energy sector, the top performing sector within the Russell Index for the twelve month period. Stock selection within industrials was another area of detraction hurt by mild losses sustained by Oshkosh, Gibralter Industries and Simpson Manufacturing. The largest individual detractors during the period were Whirlpool and Valassis Communications.

TOP TEN HOLDINGS(1) (at May 31, 2011)

MI Developments, Inc., Class A	2.4%

JetBlue Airways Corp.	1.8

Dillard’s, Inc., Class A	1.7

Montpelier Re Holdings Ltd.	1.2

Air France-KLM, ADR	1.2

Vishay Intertechnology, Inc.	1.2

Men’s Wearhouse, Inc. (The)	1.1

PolyOne Corp.	1.1

RSC Holdings, Inc.	1.1

Prosperity Bancshares, Inc.	1.0

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  7

Manager Commentary (continued)

Donald Smith:  Our portion of the Fund outperformed the Russell Index for the 12 months ended May 31, 2011. Three of the larger holdings, MI Developments, Tesoro and Dillard’s, had significant returns. MI Developments came to a favorable settlement with their contentious founder, which will remove him from the company and allow for shareholder friendly actions to be taken. Tesoro, a refiner, had new management and better margins. Dillard’s results were better than expected and the company aggressively repurchased stock at attractive prices. Other large holdings that did well include Dana Holding, Air France-KLM and several of our utilities positions, including PNM Resources, NV Energy and Pinnacle West Capital. The most significant negative contributions to performance came from American National Insurance and Overseas Shipholding Group.

MetWest Capital:  For the 12 months ended May 31, 2011, our portion of the Fund performed well on both an absolute basis and a relative basis compared to its primary benchmark, the Russell Index. During the year, stock selection in our portion of the Fund was strongest in the information technology, financials and consumer discretionary sectors. While sector allocations are a result of our bottom-up stock decisions, for the period a significant underweight in the worst-performing financials sector and a significant overweight in the outperforming health care sector also added value. Detractors from relative return in our portion of the Fund were stock selection in the health care (which more than offset the positive impact of our overweight) and industrials sectors, as well as underweights in the energy and materials sectors, both of which significantly outperformed the market during the period. We are typically underweight in the energy and materials sectors, as it is challenging to identify high-quality companies with sustainable competitive advantages in commodity-driven businesses.

Within information technology, Entegris was the top contributor to relative return. A supplier of critical products used in the manufacture of semiconductors, Entegris continues to generate healthy margins and returns on capital. In consumer discretionary, Gymboree was the top contributor to relative return. In the fourth quarter of 2010, private equity firm Bain Capital Partners LLC made an offer to acquire the children’s clothing retailer, whose stores include value-priced Crazy 8 and upscale Janie and

8  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Jack in addition to its namesake. Within financials, Cathay General Bancorp was the top contributor to relative return. Shares of the regional bank continued to rebound from a valuation that exaggerated its credit issues.

Within health care, Amedisys was the primary detractor from relative performance. Shares of Amedisys were punished as the SEC and the Senate Finance Committee launched an investigation into the home health care industry, a business in which Amedisys is the largest and best run of four major players. Nevertheless, we added to our position in this market leader on short-term weakness, as longer term we believe that the home health care business provides a vital service and that Amedisys stands to benefit the most from secular growth in the industry. Within industrials, FTI Consulting was the most significant detractor from relative performance. Shares of corporate restructuring and litigation consulting firm FTI Consulting, Inc. declined as restructuring slowed slightly from last year’s record levels and management lowered guidance twice this year. However, we expect that longer term, the company’s recent acquisition in Asia will be accretive to earnings and help expand its market.

Turner:  Our portion of the Fund generated strong absolute and relative returns during the period and outpaced the Russell Index. Our stock selection model was broadly predictive during the period as eight out of nine sectors outperformed the index on a relative basis while all nine generated positive returns on an absolute basis. Along with the notable outperformance over the period, there was a significant discrepancy between the performance of growth and value stocks. For the one-year period ended May 31, 2011 the Russell 2000 Growth Index outperformed the Russell 2000 Value Index by over 13%. This translated into growth factors offering the largest source of outperformance within the value index. Our stock selection model, which emphasizes attractive valuations, balance sheet strength, growth characteristics, and positive profitability measures, was especially predictive.

Over the last 12 months the sectors which generated the best relative returns were the financials and producer durables sectors. The only sector which detracted from relative performance was the materials/processing sector. The financial sector, which accounts for approximately 38% of the weight of the index, was the best relative performing sector, adding 2.2%

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  9

Manager Commentary (continued)

to relative results. From a thematic standpoint within the financial sector, our portfolio benefited from timing and strong stock selection among companies with below median forward price-to-earnings ratios. Among these companies, noteworthy performers included real estate investment trusts (REITs) and regional banks. Within the producer durables sector our portion of the Fund benefited from superior stock selection in both telecommunications equipment and industrial machinery.

Conversely, the single sector where our portion of the Fund underperformed on a relative basis was the materials/processing sector. Notable detractors included the precious metals and container/packing industries. Partially offsetting these detractors were positive returns generated among holdings in pulp & paper stocks.

Changes to the Fund’s portfolio
Barrow Hanley:  Given our methodology, portfolio change significantly depends on our finding companies with the potential for high fundamental improvement. Alterations to the portfolio are thus evolutionary in nature. New to the portfolio were Federated Investors, Forward Air, Herman Miller, Janus Capital Group, Proassurance, Prosperity Bancshares, RSC Holdings, Trex and Vishay Precision Group (spinoff of Vishay Intertechnology).

During the last twelve months, the following stocks were eliminated: Ameristar Casinos, EXCO Resources, NBTY and United Community Banks.

Donald Smith:  A number of names were eliminated from our portion of the Fund over the last year, most after achieving substantial appreciation: AirTran Holdings (acquired by Southwest), Cooper Tire & Rubber, Dynegy, Sycamore Networks, Stone Energy, Superior Industries, Stillwater Mining and Validus. New names added to the portfolio include: AbitibiBowater, Alliance One International, Axcelis Technologies, Banner Corporation, Diamondrock Hospitality, Flagstone Reinsurance, Ingram Micro, Overseas Shipholding, Parker Drilling, Photronics, Sanmina-SCI, and Southwest Airlines. Many of these stocks were purchased at discounts to tangible book value. There is a mixture of companies in industries that would benefit from an improving economy, such as paper, shipping, hospitality and technology, coupled with companies in industries that are

10  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

less economically sensitive, such as reinsurance and tobacco leaf processing. As is typical, we have sought to sell those stocks that have done well and appreciated to large premiums to tangible book value, and looked to purchase the less expensively valued underperformers.

MetWest Capital:  Adhering to our rigorous sell discipline, we divested several positions during the period, as stock prices approached our estimate of the companies’ intrinsic value. These sales included laser manufacturer and solutions provider Coherent, automobile claims software developer Solera Holdings, advanced materials supplier Hexcel, medical device developer The Cooper Companies, electronic payments leader Verifone Systems, electric utility El Paso Electric and electronics company Ametek. During late 2010, Burger King Holdings, Gymboree, and engineering outsourcer and drive train remanufacturer ATC Technology were sold at significant gains due to announced acquisitions by private equity firms. Sterling Bancshares was also sold in late 2010 at a large gain after the announced strategic acquisition by Comerica. More recently, we sold our investment in toymaker RC2, pending its strategic acquisition by Japanese toy maker Tomy Company. In addition, we sold the portfolio’s position in Huttig Building Products in favor of more compelling investment opportunities. We also divested the position in book retailer Borders Group during the period, as we began to see evidence of liquidity constraints and fundamental deterioration.

Some of the companies we added to our portion of the Fund include: children’s apparel provider Carter’s, teen clothing retailer Aeropostale, regional banks First Midwest Bancorp and Glacier Bancorp, and railcar manufacturer Trinity Industries. We also repurchased shares of Watts Water Technologies, which we had previously sold in the Fund, as we identified new catalysts and valuation had become attractive again.

During the period we also made a new investment in men’s clothier Jos. A. Bank Clothiers. We believe the company maintains a solid balance sheet and generates strong free cash flows. However, weak short-term results caused investors pause, providing us with an opportunity to invest in this high-quality firm at what we believe is an attractive valuation. Jos. A. Bank possesses several catalysts we expect to narrow the valuation gap over our investment horizon, including enhanced online penetration resulting in improved margins; expanding into the tuxedo rental business

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  11

Manager Commentary (continued)

by partnering with a service firm; and share buybacks, stock dividends or special dividends.

We also made an investment during the period in CEC Entertainment, which owns and franchises approximately 500 restaurants/entertainment centers under the Chuck E. Cheese’s trade name, primarily in the United States and Canada. The company has an established brand name, is more than five times larger than its next competitor and, in our view, possesses a very attractive economic model due to high entertainment margins as well as high food and beverage margins. The slowdown in consumer discretionary spending provided us an opportunity to invest in this well-established franchise at an attractive valuation.

Turner:  Our portion of the Fund is managed sector neutral to the Russell Index so our sector weights will roughly be in line with the sector weights of the index. We did, however, make some adjustments over the period to industry weights. For example, within the financials sector we reduced our exposure to regional banks and increased our exposure to insurance companies, both property/causality and specialty. Within consumer discretionary we reduced our exposure to automotive stocks, both aftermarket (secondary market of the automotive industry) and auto parts: OEM, and increased our exposure to department stores and casino/gaming stocks.

Our future outlook
Barrow Hanley:  Regardless of the economic or stock market outlook, we manage the portfolio the same way — stock by stock, seeking the highest returns and lowest coincident risk with no preconceived sector or industry preferences. Usually these company-specific opportunities come our way because we are willing to look through temporary difficulties and toward the long-term value of businesses in much the same way good business people do.

If we do our jobs correctly, the portfolio should always be composed of stocks, at any stage of their holding period, which are selling at significant discounts to what we believe is their fundamental long-term value. We do not look to trade stocks — our typical holding period approximates four years. We seek to minimize the role of commodity prices in the portfolio believing that over time they are largely

12  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

unpredictable and that high or low prices carry within them the seeds of the inevitable — a difficult forecast in terms of timing reversal.

The current portfolio reflects the cumulative total of these individual opportunities over the last three or four years and, as such, is heavily weighted by beneficiaries of the expanding economy. We expect continued economic improvement and, for the individual companies, further progress toward the attainment of improved fundamentals and of market values which reflect their prospects. On the margin, however, new selections will generally be even more influenced by company-specific factors and progressively less by the general level of economic activity.

The current, past and future construction of the portfolio should remain grounded in the discovery and exploitation of individual stock values more or less independent of sector or industry conditions. Those conditions may, as they have in the case of our industrials stocks currently, add to our performance (or subtract from it) over time. The primary value added should continue to come from securities analysis — one stock at a time.

Donald Smith:  Our portion of the Fund remains attractively valued on the key valuation metrics we monitor such as price-to-book value, price-to-revenues and price-to-earnings on normalized earnings. Our portion of the Fund’s price-to-tangible book value, for example, is about one-third that of the Russell Index and one-fifth that of the S&P 500 Index. Large industry weightings include technology, airlines and insurance.

MetWest Capital:  We believe investing in high-quality companies whose stock sells at a significant discount to intrinsic value and which possess sustainable catalysts will produce strong and consistent returns over time. We seek to minimize risk through our quality focus, a broad and diverse portfolio and a disciplined sell process. Our philosophy and process remains constant, and we have great conviction for all of the investments in our portion of the Fund.

As of May 31, 2011, we believe our portion of the Fund to be well positioned, given the current macro-economic environment. Furthermore, we believe the small cap value opportunity is compelling and its appreciation potential exceeds that of other asset classes. First, improving credit conditions typically favor small cap companies, which are more

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  13

Manager Commentary (continued)

dependent on credit, relative to large cap companies, which often fund expansion internally. Additionally, as cash balances build within corporations, increased mergers and acquisition (M&A) activity, especially acquisitions of small cap companies, is a likely use of this cash. Our portion of the Fund has experienced the beginnings of the trend and we anticipate the trend will continue. Finally, we have identified several secular trends that should benefit many of the companies in our portion of the Fund, including: aging America’s expanding and changing health care requirements; retailing’s deployment of technology to build online stores and target customers, thereby improving efficiency; and the global expansion of American branded products and services.

Turner:  Our model has recently shifted to a more defensive posture than during the previous 12 months. Our model highlights companies with lower valuation metrics, such as low price-to-book value, as well as lower price-to-earnings (P/E) to price-to-earnings growth (PEG) ratios. As a result, our exposure to companies which have lower sensitivity to changes in the economic cycle has increased.

Barrow Hanley Mewhinney & Strauss, LLC	Donald Smith & Co. Inc.

Metropolitan West Capital Management, LLC	Turner Investment Partners, Inc.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

14  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

This page left blank intentionally

The Fund’s Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares (from 6/18/01 to 5/31/11) as compared to the performance of the Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at May 31, 2011
				Since
				inception
	1 year	3 years	5 years	6/18/01
Columbia Multi-Advisor Small Cap Value Fund (includes sales charge)
Class A Cumulative value of $10,000	$11,862	$12,311	$12,526	$22,542

Average annual total return	+18.62%	+7.18%	+4.61%	+8.51%

Russell 2000 Value Index(1)
Cumulative value of $10,000	$12,291	$11,383	$11,592	$21,941

Average annual total return	+22.91%	+4.41%	+3.00%	+8.22%

Lipper Small-Cap Value Funds Index(2)
Cumulative value of $10,000	$12,494	$11,857	$12,372	$23,800

Average annual total return	+24.94%	+5.84%	+4.35%	+9.10%

Results for other share classes can be found on page 4.

16  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

(1)	The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  17

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio
Class A

Actual(b)	$1,000	$1,163.80	$8.09	1.50%

Hypothetical (5% return before expenses)	$1,000	$1,017.45	$7.54	1.50%

Class B

Actual(b)	$1,000	$1,161.60	$12.23	2.27%

Hypothetical (5% return before expenses)	$1,000	$1,013.61	$11.40	2.27%

Class C

Actual(b)	$1,000	$1,161.20	$12.18	2.26%

Hypothetical (5% return before expenses)	$1,000	$1,013.66	$11.35	2.26%

Class I

Actual(b)	$1,000	$1,168.50	$5.68	1.05%

Hypothetical (5% return before expenses)	$1,000	$1,019.70	$5.29	1.05%

Class R

Actual(b)	$1,000	$1,162.60	$9.49	1.76%

Hypothetical (5% return before expenses)	$1,000	$1,016.16	$8.85	1.76%

Class R3

Actual(b)	$1,000	$1,165.70	$8.42	1.56%

Hypothetical (5% return before expenses)	$1,000	$1,017.15	$7.85	1.56%

Class R4

Actual(b)	$1,000	$1,167.90	$7.08	1.31%

Hypothetical (5% return before expenses)	$1,000	$1,018.40	$6.59	1.31%

Class R5

Actual(b)	$1,000	$1,168.80	$5.84	1.08%

Hypothetical (5% return before expenses)	$1,000	$1,019.55	$5.44	1.08%

Class Z

Actual(b)	$1,000	$1,164.90	$6.48	1.20%

Hypothetical (5% return before expenses)	$1,000	$1,018.95	$6.04	1.20%

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  19

Fund Expenses Example (continued)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended May 31, 2011: +16.38% for Class A, +16.16% for Class B, +16.12% for Class C, +16.85% for Class I, +16.26% for Class R, +16.57% for Class R3, +16.79% for Class R4, +16.88% for Class R5 and +16.49% for Class Z.

20  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Portfolio of Investments
Columbia Multi-Advisor Small Cap Value Fund
May 31, 2011
(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.2%

CONSUMER DISCRETIONARY 15.2%

Auto Components 2.4%
American Axle & Manufacturing Holdings, Inc.(a)	293,100	$3,388,236
Dana Holding Corp.(a)	217,619	3,943,256
Gentex Corp.	114,100	3,348,835

Total		10,680,327

Automobiles 0.4%
Thor Industries, Inc.(b)	54,890	1,772,947

Distributors 0.1%
Audiovox Corp., Class A(a)(b)	62,200	473,342

Hotels, Restaurants & Leisure 1.5%
CEC Entertainment, Inc.(b)	37,270	1,516,516
Papa John’s International, Inc.(a)(b)	57,500	1,904,975
PF Chang’s China Bistro, Inc.(b)	42,000	1,696,380
Pinnacle Entertainment, Inc.(a)	37,350	542,696
Ruby Tuesday, Inc.(a)	48,000	508,800
Vail Resorts, Inc.(a)(b)	9,740	473,851

Total		6,643,218

Household Durables 1.7%
American Greetings Corp., Class A(b)	24,370	584,880
Ethan Allen Interiors, Inc.(b)	64,500	1,500,915
MDC Holdings, Inc.(b)	72,500	1,953,875
Whirlpool Corp.(b)	42,100	3,527,980

Total		7,567,650

Leisure Equipment & Products 0.7%
Brunswick Corp.(b)	127,600	2,766,368
Head NV(a)(c)	727,870	469,476

Total		3,235,844

Media 1.0%
John Wiley & Sons, Inc., Class A(b)	29,900	1,584,700
Valassis Communications, Inc.(a)(b)	103,800	3,013,314

Total		4,598,014

Multiline Retail 1.8%
Dillard’s, Inc., Class A(b)	122,379	6,876,476
Fred’s, Inc., Class A(b)	45,830	666,827
Saks, Inc.(a)	46,730	528,516

Total		8,071,819

Specialty Retail 4.4%
Aaron’s, Inc.	66,500	1,875,965
Aeropostale, Inc.(a)	98,000	1,852,200
Cabela’s, Inc.(a)(b)	149,000	3,659,440
Collective Brands, Inc.(a)(b)	25,080	391,248
Group 1 Automotive, Inc.(b)	30,000	1,161,900
JOS A Bank Clothiers, Inc.(a)(b)	40,811	2,330,308
Men’s Wearhouse, Inc. (The)(b)	129,900	4,472,457
OfficeMax, Inc.(a)(b)	229,500	1,918,620
PEP Boys — Manny, Moe & Jack(b)	35,400	502,680
Rent-A-Center, Inc.(b)	14,960	485,602
Select Comfort Corp.(a)	30,590	499,841
Stage Stores, Inc.	25,010	451,180

Total		19,601,441

Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.(a)(b)	55,000	1,743,500
Jones Group, Inc. (The)(b)	127,000	1,560,830
Volcom, Inc.	97,000	2,373,590

Total		5,677,920

TOTAL CONSUMER DISCRECTIONARY		68,322,522

CONSUMER STAPLES 2.0%

Food & Staples Retailing —%
Susser Holdings Corp.(a)	9,740	139,671

Food Products 1.7%
Flowers Foods, Inc.(b)	54,000	1,799,820
Fresh Del Monte Produce, Inc.(c)	19,750	542,927
Hain Celestial Group, Inc. (The)(a)	16,614	594,117
J&J Snack Foods Corp.(b)	22,500	1,159,200
Ralcorp Holdings, Inc.(a)	37,000	3,253,780

Total		7,349,844

Personal Products 0.1%
Elizabeth Arden, Inc.(a)	17,900	550,067

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  21

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (cont.)
Tobacco 0.2%
Alliance One International, Inc.(a)(b)	58,023	$225,129
Universal Corp.	13,285	560,229

Total		785,358

TOTAL CONSUMER STAPLES		8,824,940

ENERGY 4.1%

Energy Equipment & Services 1.5%
Bristow Group, Inc.(b)	11,400	523,830
Complete Production Services, Inc.(a)	18,480	613,351
Helix Energy Solutions Group, Inc.(a)	33,410	585,343
Matrix Service Co.(a)	36,940	493,888
Oceaneering International, Inc.(a)	19,000	1,548,500
Parker Drilling Co.(a)	273,500	1,744,930
Tetra Technologies, Inc.(a)	106,500	1,452,660

Total		6,962,502

Oil, Gas & Consumable Fuels 2.6%
Berry Petroleum Co., Class A	10,360	542,968
Bill Barrett Corp.(a)	11,300	503,641
Contango Oil & Gas Co.(a)	7,410	459,124
Energy Partners Ltd.(a)(b)	72,800	1,167,712
Goodrich Petroleum Corp.(a)	20,220	413,499
Overseas Shipholding Group, Inc.	118,740	3,242,789
Rosetta Resources, Inc.(a)	11,540	567,191
Stone Energy Corp.(a)	14,940	481,964
Tesoro Corp.(a)(b)	126,313	3,082,037
USEC, Inc.(a)(b)	158,881	664,123
W&T Offshore, Inc.	21,650	560,735

Total		11,685,783

TOTAL ENERGY		18,648,285

FINANCIALS 19.7%

Capital Markets 0.8%
American Capital Ltd.(a)	38,420	380,358
Federated Investors, Inc., Class B(b)	45,700	1,171,291
Janus Capital Group, Inc.	173,400	1,791,222

Total		3,342,871

Commercial Banks 6.6%
Associated Banc-Corp.(b)	137,500	1,937,375
Bank of the Ozarks, Inc.(b)	8,089	393,206
Banner Corp.	397,100	1,111,880
Cathay General Bancorp(b)	176,750	2,881,025
Community Bank System, Inc.(b)	21,803	546,819
CVB Financial Corp.(b)	288,600	2,588,742
First Busey Corp.	84,600	430,614
First Financial Bancorp(b)	25,240	403,840
First Midwest Bancorp, Inc.(b)	141,000	1,725,840
FirstMerit Corp.	27,680	450,907
Glacier Bancorp, Inc.(b)	118,500	1,685,070
Iberiabank Corp.	7,420	435,925
Independent Bank Corp.(b)	17,140	508,030
International Bancshares Corp.	26,750	456,623
National Penn Bancshares, Inc.	44,430	335,447
NBT Bancorp, Inc.(b)	22,070	485,319
Park National Corp.(b)	7,210	486,170
PrivateBancorp, Inc.	32,330	529,242
Prosperity Bancshares, Inc.(b)	97,910	4,283,563
Southside Bancshares, Inc.	12,820	258,451
Susquehanna Bancshares, Inc.(b)	58,450	509,684
SVB Financial Group(a)	8,880	527,294
Synovus Financial Corp.(b)	1,206,600	2,871,708
Trustmark Corp.(b)	21,160	504,454
Webster Financial Corp.	24,340	507,732
Wintrust Financial Corp.	17,010	552,315
Zions Bancorporation(b)	94,000	2,240,020

Total		29,647,295

Consumer Finance 0.2%
Cash America International, Inc.(b)	12,383	644,659
Dollar Financial Corp.(a)	15,180	344,738

Total		989,397

Diversified Financial Services 0.1%
Portfolio Recovery Associates, Inc.(a)	5,150	446,093

Insurance 6.8%
American Equity Investment Life Holding Co.	37,200	483,228
American National Insurance Co.	27,300	2,194,920
Amtrust Financial Services, Inc.	24,940	566,886
Argo Group International Holdings Ltd.(c)	13,140	388,287

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (cont.)

Insurance (cont.)
Delphi Financial Group, Inc., Class A	19,098	$557,089
Enstar Group Ltd.(a)(b)(c)	4,310	438,456
Flagstone Reinsurance Holdings SA(c)	247,550	2,163,587
Horace Mann Educators Corp.	127,900	2,087,328
Infinity Property & Casualty Corp.(b)	8,315	442,025
Montpelier Re Holdings Ltd.(b)(c)	260,355	4,897,278
National Financial Partners Corp.(a)(b)	34,380	449,347
Platinum Underwriters Holdings Ltd.(c)	112,490	3,840,409
ProAssurance Corp.(a)	47,210	3,319,335
RLI Corp.(b)	8,710	524,777
Selective Insurance Group, Inc.(b)	155,870	2,582,766
StanCorp Financial Group, Inc.(b)	48,900	2,111,502
Torchmark Corp.(b)	46,600	3,089,580
Tower Group, Inc.	19,160	465,588

Total		30,602,388

Real Estate Investment Trusts (REITs) 2.5%
Brandywine Realty Trust	36,030	459,743
CBL & Associates Properties, Inc.	31,740	610,678
DCT Industrial Trust, Inc.(b)	93,193	527,472
DiamondRock Hospitality Co.	75,000	862,500
Entertainment Properties Trust	8,790	427,018
Extra Space Storage, Inc.	30,390	661,287
First Industrial Realty Trust, Inc.(a)(b)	35,600	447,848
Getty Realty Corp.	17,380	451,011
Glimcher Realty Trust	65,280	668,467
Healthcare Realty Trust, Inc.	18,830	414,637
Hersha Hospitality Trust	84,160	506,643
Highwoods Properties, Inc.(b)	13,870	500,430
Home Properties, Inc.	7,380	456,822
Medical Properties Trust, Inc.(b)	38,800	479,568
MFA Financial, Inc.	64,630	532,551
Omega Healthcare Investors, Inc.	22,580	480,728
Resource Capital Corp.	55,110	373,646
Sovran Self Storage, Inc.(b)	9,190	385,612
Strategic Hotels & Resorts, Inc.(a)	71,830	480,543
Sunstone Hotel Investors, Inc.(a)	43,590	443,310
Two Harbors Investment Corp.	33,130	355,816
U-Store-It Trust	47,820	538,931

Total		11,065,261

Real Estate Management & Development 2.2%
MI Developments, Inc., Class A(c)	323,500	9,947,625

Thrifts & Mortgage Finance 0.5%
Astoria Financial Corp.(b)	31,030	450,556
Northwest Bancshares, Inc.	38,820	487,191
Ocwen Financial Corp.(a)	29,700	356,994
Provident Financial Services, Inc.(b)	34,420	491,862
Radian Group, Inc.	77,580	386,348

Total		2,172,951

TOTAL FINANCIALS		88,213,881

HEALTH CARE 5.8%

Health Care Equipment & Supplies 0.8%
ICU Medical, Inc.(a)(b)	4,960	215,066
Invacare Corp.(b)	18,770	630,297
STERIS Corp.(b)	81,450	2,939,530

Total		3,784,893

Health Care Providers & Services 3.1%
Amedisys, Inc.(a)	71,000	2,222,300
AMERIGROUP Corp.(a)	9,100	645,281
AMN Healthcare Services, Inc.(a)(b)	198,550	1,717,457
Centene Corp.(a)	16,770	583,596
Chemed Corp.	29,010	1,960,206
Healthsouth Corp.(a)(b)	138,900	3,898,923
Healthspring, Inc.(a)	14,126	619,425
Magellan Health Services, Inc.(a)	9,840	520,929
Owens & Minor, Inc.(b)	15,410	533,186
PSS World Medical, Inc.(a)	17,280	504,922
Skilled Healthcare Group, Inc., Class A(a)	39,840	451,786

Total		13,658,011

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  23

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (cont.)
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A(a)	18,000	$2,239,740
Charles River Laboratories International, Inc.(a)(b)	59,000	2,282,120

Total		4,521,860

Pharmaceuticals 0.9%
Covance, Inc.(a)(b)	56,000	3,296,160
Medicis Pharmaceutical Corp., Class A(b)	10,690	400,554
Par Pharmaceutical Companies, Inc.(a)	12,960	445,306

Total		4,142,020

TOTAL HEALTH CARE		26,106,784

INDUSTRIALS 19.9%

Aerospace & Defense 0.5%
Ceradyne, Inc.(a)	11,960	535,329
Curtiss-Wright Corp.	17,270	589,080
Moog, Inc., Class A(a)	11,525	473,101
Teledyne Technologies, Inc.(a)	8,520	418,332

Total		2,015,842

Air Freight & Logistics 0.8%
Forward Air Corp.(b)	104,900	3,681,990

Airlines 3.4%
Air France-KLM, ADR(a)(c)	286,770	4,801,964
Alaska Air Group, Inc.(a)	8,100	547,074
Hawaiian Holdings, Inc.(a)	74,360	411,954
JetBlue Airways Corp.(a)(b)	1,217,629	7,391,008
Southwest Airlines Co.(b)	191,357	2,263,758

Total		15,415,758

Building Products 1.3%
Ameron International Corp.	6,840	459,511
Gibraltar Industries, Inc.(a)(b)	108,926	1,422,574
Simpson Manufacturing Co., Inc.(b)	93,700	2,625,474
Trex Co., Inc.(a)(b)	45,400	1,387,424

Total		5,894,983

Commercial Services & Supplies 4.0%
Brink’s Co. (The)	16,770	498,908
Copart, Inc.(a)(b)	41,000	1,927,000
Geo Group, Inc. (The)(a)	19,510	479,751
Herman Miller, Inc.	114,800	2,881,480
KAR Auction Services, Inc.(a)(b)	84,200	1,760,622
McGrath Rentcorp	17,310	485,372
Metalico, Inc.(a)	76,510	452,939
Mine Safety Appliances Co.	14,130	531,005
Mobile Mini, Inc.(a)(b)	156,000	3,510,000
Schawk, Inc.(b)	86,500	1,503,370
Steelcase, Inc., Class A	40,040	435,235
SYKES Enterprises, Inc.(a)	20,210	437,142
Tetra Tech, Inc.(a)	22,550	548,642
Unifirst Corp.(b)	7,930	425,207
United Stationers, Inc.(b)	29,900	2,213,198

Total		18,089,871

Construction & Engineering 1.4%
Comfort Systems U.S.A., Inc.(b)	139,810	1,449,830
Insituform Technologies, Inc., Class A(a)(b)	109,000	2,813,290
MasTec, Inc.(a)	17,210	362,271
Pike Electric Corp.(a)(b)	159,000	1,416,690
Sterling Construction Co., Inc.(a)	19,220	256,010

Total		6,298,091

Electrical Equipment 1.0%
Brady Corp., Class A	15,839	545,970
EnerSys(a)	15,957	571,261
Regal-Beloit Corp.(b)	46,500	3,208,500

Total		4,325,731

Machinery 3.1%
Astec Industries, Inc.(a)(b)	13,300	499,016
Mueller Industries, Inc.	14,440	536,879
Oshkosh Corp.(a)	72,000	1,994,400
Robbins & Myers, Inc.	11,830	521,230
Tecumseh Products Co., Class B(a)	10,948	111,560
Terex Corp.(a)	131,200	3,890,080
Trimas Corp.(a)	27,160	554,064
Trinity Industries, Inc.(b)	64,000	2,200,960
Wabash National Corp.(a)	40,640	392,989
Wabtec Corp.	24,500	1,655,955
Watts Water Technologies, Inc., Class A(b)	44,600	1,560,554

Total		13,917,687

Professional Services 2.7%
FTI Consulting, Inc.(a)(b)	30,000	1,145,100
Heidrick & Struggles International, Inc.(b)	48,000	1,005,600
Insperity, Inc.(b)	54,800	1,724,008

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (cont.)

Professional Services (cont.)
Kelly Services, Inc., Class A(a)	22,800	$401,964
Korn/Ferry International(a)(b)	175,929	3,757,843
Resources Connection, Inc.(b)	145,000	2,045,950
School Specialty, Inc.(a)	133,000	2,045,540

Total		12,126,005

Road & Rail 0.6%
Landstar System, Inc.	54,000	2,555,280

Trading Companies & Distributors 1.1%
RSC Holdings, Inc.(a)	324,790	4,342,442
TAL International Group, Inc.	13,870	467,835

Total		4,810,277

TOTAL INDUSTRIALS		89,131,515

INFORMATION TECHNOLOGY 17.3%

Communications Equipment 1.0%
Arris Group, Inc.(a)	39,359	444,363
Brocade Communications Systems, Inc.(a)	355,000	2,367,850
Plantronics, Inc.	47,860	1,750,719

Total		4,562,932

Computers & Peripherals 1.2%
Avid Technology, Inc.(a)(b)	103,740	1,812,338
Diebold, Inc.(b)	9,100	300,755
Electronics for Imaging, Inc.(a)(b)	144,500	2,608,225
Synaptics, Inc.(a)	18,680	523,974

Total		5,245,292

Electronic Equipment, Instruments & Components 8.3%
Celestica, Inc.(a)(c)	361,229	3,706,210
Cognex Corp.(b)	104,500	3,687,805
FARO Technologies, Inc.(a)(b)	41,700	1,866,492
Ingenico, ADR(c)	58,800	544,976
Ingram Micro, Inc., Class A(a)	155,400	2,954,154
Jabil Circuit, Inc.	121,500	2,621,970
Littelfuse, Inc.(b)	49,800	2,988,000
Mercury Computer Systems, Inc.(a)(b)	100,900	1,929,208
Park Electrochemical Corp.(b)	81,400	2,450,954
Plexus Corp.(a)	107,300	4,000,144
Rofin-Sinar Technologies, Inc.(a)	11,699	422,802
Sanmina-SCI Corp.(a)	347,608	3,715,929
Scansource, Inc.(a)	14,830	525,427
SYNNEX Corp.(a)(b)	12,980	424,965
Vishay Intertechnology, Inc.(a)(b)	302,300	4,797,501
Vishay Precision Group, Inc.(a)(b)	28,114	512,518

Total		37,149,055

Internet Software & Services 0.4%
DealerTrack Holdings, Inc.(a)(b)	55,500	1,285,935
Internap Network Services Corp.(a)	61,520	507,540

Total		1,793,475

IT Services 1.4%
CACI International, Inc., Class A(a)	9,720	620,427
Cardtronics, Inc.(a)	25,440	563,242
Mantech International Corp., Class A	9,730	438,045
MAXIMUS, Inc.	45,600	3,821,280
SRA International, Inc., Class A(a)	17,420	539,149
Wright Express Corp.(a)	9,280	500,749

Total		6,482,892

Semiconductors & Semiconductor Equipment 4.0%
ATMI, Inc.(a)(b)	70,000	1,343,300
Axcelis Technologies, Inc.(a)	200,000	360,000
Brooks Automation, Inc.(a)(b)	304,000	3,447,360
Ceva, Inc.(a)	14,550	499,501
Entegris, Inc.(a)	416,000	3,818,880
Kopin Corp.(a)(b)	78,060	406,693
Micron Technology, Inc.(a)	250,000	2,550,000
Photronics, Inc.(a)	50,700	509,028
Semiconductor Manufacturing International Corp., ADR(a)(b)(c)	671,850	2,862,081
Suntech Power Holdings Co., Ltd., ADR(a)(c)	44,170	358,660
Varian Semiconductor Equipment Associates, Inc.(a)	28,000	1,719,620

Total		17,875,123

Software 1.0%
Mentor Graphics Corp.(a)(b)	297,200	3,985,452
Verint Systems, Inc.(a)	14,480	491,451

Total		4,476,903

TOTAL INFORMATION TECHNOLOGY		77,585,672

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  25

Portfolio of Investments (continued)

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.6%

Chemicals 1.7%
Arch Chemicals, Inc.	12,420	$448,983
Georgia Gulf Corp.(a)	13,280	376,355
H.B. Fuller Co.	24,345	542,650
Innophos Holdings, Inc.	10,192	457,519
Minerals Technologies, Inc.	9,260	629,680
PolyOne Corp.(b)	289,910	4,415,330
Sensient Technologies Corp.(b)	17,320	659,026

Total		7,529,543

Containers & Packaging 0.2%
Boise, Inc.	64,006	540,211
Rock-Tenn Co., Class A	3,580	275,051

Total		815,262

Metals & Mining 0.1%
Hecla Mining Co.(a)	54,780	465,082

Paper & Forest Products 1.6%
AbitibiBowater, Inc.(a)(b)	111,100	2,755,280
Buckeye Technologies, Inc.	16,680	424,839
Louisiana-Pacific Corp.(a)	293,923	2,463,075
PH Glatfelter Co.(b)	100,500	1,548,705

Total		7,191,899

TOTAL MATERIALS		16,001,786

TELECOMMUNICATION SERVICES 0.3%

Diversified Telecommunication Services 0.3%
General Communication, Inc., Class A(a)(b)	99,750	1,231,913

TOTAL TELECOMMUNICATION SERVICES		1,231,913

UTILITIES 3.3%

Electric Utilities 1.9%
Cleco Corp.	11,320	397,219
El Paso Electric Co.(a)	18,193	566,530
NV Energy, Inc.	356	5,614
Pinnacle West Capital Corp.	23,413	1,059,672
PNM Resources, Inc.	174,300	2,881,179
Portland General Electric Co.	25,290	656,781
UIL Holdings Corp.	19,157	634,672
Unisource Energy Corp.	15,520	588,053
Westar Energy, Inc.(b)	64,000	1,740,160

Total		8,529,880

Gas Utilities 0.5%
Laclede Group, Inc. (The)	17,695	665,509
Nicor, Inc.	9,860	541,905
South Jersey Industries, Inc.	9,510	532,275
WGL Holdings, Inc.	9,240	362,670

Total		2,102,359

Independent Power Producers & Energy Traders 0.5%
GenOn Energy, Inc.(a)(b)	625,000	2,493,750

Multi-Utilities 0.4%
Avista Corp.	23,370	582,614
Black Hills Corp.(b)	17,032	528,333
NorthWestern Corp.	21,922	724,960

Total		1,835,907

TOTAL UTILITIES		14,961,896

Total Common Stocks
(Cost: $326,766,020)		$409,029,194

Limited Partnerships 0.1%

FINANCIALS 0.1%

Diversified Financial Services 0.1%
KKR Financial Holdings LLC(d)	44,680	$448,140

TOTAL FINANCIALS		448,140

Total Limited Partnerships
(Cost: $447,162)		$448,140

Money Market Fund 8.7%

Columbia Short-Term Cash Fund, 0.166%(e)(f)	38,922,566	$38,922,566

Total Money Market Fund
(Cost: $38,922,566)		$38,922,566

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan 21.1%

Asset-Backed Commercial Paper 1.8%
Antalis US Funding Corp.
08/23/11	0.275%	$2,997,892	$2,997,892
Royal Park Investments Funding Corp.
06/17/11	0.601%	4,992,333	4,992,333

Total			7,990,225

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

	Effective	Par/
Issuer	Yield	Principal	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit 7.0%
Bank of America, National Association
10/03/11	0.350%	$5,000,000	$5,000,000
Barclays Bank PLC
06/15/11	0.400%	5,000,000	5,000,000
Credit Industrial et Commercial
06/07/11	0.400%	3,000,000	3,000,000
Credit Suisse
10/25/11	0.244%	2,000,000	2,000,000
Lloyds Bank PLC
09/02/11	0.260%	2,000,000	2,000,000
N.V. Bank Nederlandse Gemeenten
07/07/11	0.320%	2,500,000	2,500,000
National Bank of Canada
10/07/11	0.256%	4,000,000	4,000,000
Natixis
07/07/11	0.544%	2,000,000	2,000,000
Societe Generale
08/31/11	0.410%	3,000,000	3,000,000
Union Bank of Switzerland
08/15/11	0.298%	3,000,000	3,000,000

Total			31,500,000

Commercial Paper 0.7%
Westpac Securities NZ Ltd.
09/02/11	0.290%	3,000,000	3,000,000

Other Short-Term Obligations 0.4%
Goldman Sachs Group, Inc. (The)
08/08/11	0.300%	2,000,000	2,000,000

Repurchase Agreements 11.2%
Citibank NA dated 05/31/11, matures 06/01/11, repurchase price $15,000,058(g)
	0.140%	15,000,000	15,000,000
Credit Suisse Securities (USA) LLC dated 05/31/11, matures 06/01/11, repurchase price $14,287,987(g)
	0.110%	14,287,943	14,287,943
MF Global Holdings Ltd. dated 05/31/11, matures 06/01/11, repurchase price $3,000,014(g)
	0.170%	3,000,000	3,000,000
Mizuho Securities USA, Inc. dated 05/31/11, matures 06/01/11, repurchase price $15,000,067(g)
	0.160%	15,000,000	15,000,000
Pershing LLC dated 05/31/11, matures 06/01/11, repurchase price $3,000,018(g)
	0.210%	3,000,000	3,000,000

Total			50,287,943

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $94,778,168)			$94,778,168

Total Investments
(Cost: $460,913,916)			$543,178,068
Other Assets & Liabilities, Net			(94,555,108)

Net Assets			$448,622,960

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	At May 31, 2011, security was partially or fully on loan.

(c)	Represents a foreign security. At May 31, 2011, the value of foreign securities, excluding short-term securities, represented 7.79% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  27

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

(d)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions. At May 31, 2011, there was no capital committed to the LLC or LP for future investment.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(f)	Investments in affiliates during the year ended May 31, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$35,442,630	$143,132,561	$(139,652,625)	$—	$38,922,566	$100,675	$38,922,566

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Citibank NA (0.140%)
Security Description	Value
Fannie Mae Pool	$9,805,709
Freddie Mac Gold Pool	5,494,291

Total Market Value of Collateral Securities	$15,300,000

Credit Suisse Securities (USA) LLC (0.110%)
Security Description	Value
United States Treasury Note/Bond	$14,573,717

Total Market Value of Collateral Securities	$14,573,717

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

MF Global Holdings Ltd. (0.170%)
Security Description	Value
Fannie Mae Pool	$1,539,644
Fannie Mae REMICS	105,678
Federal National Mortgage Association	743
Freddie Mac Gold Pool	455,214
Freddie Mac Non Gold Pool	33,839
Freddie Mac REMICS	49,258
Ginnie Mae I Pool	330,244
Ginnie Mae II Pool	481,970
Government National Mortgage Association	63,422

Total Market Value of Collateral Securities	$3,060,012

Mizuho Securities USA, Inc. (0.160%)
Security Description	Value
Fannie Mae Pool	$6,060,216
Freddie Mac Gold Pool	286,678
Freddie Mac Non Gold Pool	767,581
Ginnie Mae I Pool	8,164,329
Ginnie Mae II Pool	21,196

Total Market Value of Collateral Securities	$15,300,000

Pershing LLC (0.210%)
Security Description	Value
Fannie Mae Benchmark REMIC	$1,421
Fannie Mae REMICS	597,876
Fannie Mae Whole Loan	5,235
Freddie Mac Gold Pool	218,090
Freddie Mac Non Gold Pool	235,570
Freddie Mac Reference REMIC	104,185
Freddie Mac REMICS	1,479,574
Government National Mortgage Association	418,049

Total Market Value of Collateral Securities	$3,060,000

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  29

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$68,322,522	$—	$—	$68,322,522
Consumer Staples	8,824,940	—	—	8,824,940
Energy	18,648,285	—	—	18,648,285
Financials	88,213,881	—	—	88,213,881
Health Care	26,106,784	—	—	26,106,784
Industrials	89,131,515	—	—	89,131,515
Information Technology	77,040,696	544,976	—	77,585,672
Materials	16,001,786	—	—	16,001,786
Telecommunication Services	1,231,913	—	—	1,231,913
Utilities	14,961,896	—	—	14,961,896

Total Equity Securities	408,484,218	544,976	—	409,029,194

Other
Limited Partnerships	448,140	—	—	448,140
Affiliated Money Market Fund(c)	38,922,566	—	—	38,922,566
Investments of Cash Collateral Received for Securities on Loan	—	94,778,168	—	94,778,168

Total Other	39,370,706	94,778,168	—	134,148,874

Total	$447,854,924	$95,323,144	$—	$543,178,068

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  31

Portfolio of Investments (continued)

Fair Value Measurements (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities
May 31, 2011

Assets
Investments, at value*
Unaffiliated issuers (identified cost $327,213,182)	$409,477,334
Affiliated issuers (identified cost $38,922,566)	38,922,566
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $44,490,225)	44,490,225
Repurchase agreements (identified cost $50,287,943)	50,287,943

Total investments (identified cost $460,913,916)	543,178,068
Receivable for:
Capital shares sold	132,367
Investments sold	1,848,278
Dividends	291,138
Interest	16,200
Reclaims	3,819
Expense reimbursement due from Investment Manager	4,019

Total assets	545,473,889

Liabilities
Disbursements in excess of cash	8
Due upon return of securities on loan	94,778,168
Payable for:
Investments purchased	1,248,821
Capital shares purchased	600,475
Investment management fees	46,673
Distribution fees	14,157
Transfer agent fees	39,612
Administration fees	3,893
Plan administration fees	1,157
Other expenses	117,965

Total liabilities	96,850,929

Net assets applicable to outstanding capital stock	$448,622,960

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  33

Statement of Assets and Liabilities (continued)
May 31, 2011

Represented by
Paid-in capital	$401,873,581
Excess of distributions over net investment income	(4,873)
Accumulated net realized loss	(35,509,900)
Unrealized appreciation (depreciation) on:
Investments	82,264,152

Total — representing net assets applicable to outstanding capital stock	$448,622,960

*Value of securities on loan	$93,334,989

Net assets applicable to outstanding shares
Class A	$323,548,067
Class B	$37,803,996
Class C	$10,054,855
Class I	$48,387,053
Class R	$1,950,733
Class R3	$2,946,485
Class R4	$2,249,999
Class R5	$17,343,670
Class Z	$4,338,102
Shares outstanding
Class A	52,312,599
Class B	6,660,841
Class C	1,767,449
Class I	7,499,137
Class R	317,036
Class R3	470,434
Class R4	355,578
Class R5	2,721,739
Class Z	674,170
Net asset value per share
Class A(a)	$6.18
Class B	$5.68
Class C	$5.69
Class I	$6.45
Class R	$6.15
Class R3	$6.26
Class R4	$6.33
Class R5	$6.37
Class Z	$6.43

(a)	The maximum offering price per share for Class A is $6.56. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Statement of Operations
Year ended May 31, 2011

Net investment income
Income:
Dividends	$3,629,428
Dividends from affiliates	100,675
Income from securities lending — net	287,206
Foreign taxes withheld	(20,286)

Total income	3,997,023

Expenses:
Investment management fees	4,151,219
Distribution fees
Class A	752,848
Class B	411,090
Class C	87,555
Class R	6,145
Class R3	4,586
Transfer agent fees
Class A	858,411
Class B	124,686
Class C	24,705
Class R	2,481
Class R3	362
Class R4	332
Class R5	5,912
Class Z	664
Administration fees	332,878
Plan administration fees
Class R	449
Class R3	4,586
Class R4	3,555
Compensation of board members	9,163
Custodian fees	41,903
Printing and postage fees	108,200
Registration fees	144,100
Professional fees	28,618
Other	16,753

Total expenses	7,121,201
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(649,521)

Total net expenses	6,471,680

Net investment loss	(2,474,657)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  35

Statement of Operations (continued)
Year ended May 31, 2011

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$41,023,685

Net realized gain	41,023,685
Net change in unrealized appreciation (depreciation) on:
Investments	56,070,466

Net change in unrealized appreciation	56,070,466

Net realized and unrealized gain	97,094,151

Net increase in net assets resulting from operations	$94,619,494

The accompanying Notes to Financial Statements are an integral part of this statement.

36  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Statement of Changes in Net Assets

Year ended May 31,	2011	2010
Operations
Net investment loss	$(2,474,657)	$(2,324,185)
Net realized gain	41,023,685	30,817,229
Net change in unrealized appreciation	56,070,466	107,931,214

Net increase in net assets resulting from operations	94,619,494	136,424,258

Decrease in net assets from share transactions	(49,931,707)	(41,941,482)

Total increase in net assets	44,687,787	94,482,776
Net assets at beginning of year	403,935,173	309,452,397

Net assets at end of year	$448,622,960	$403,935,173

Undistributed (excess of distributions over) net investment income	$(4,873)	$661

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  37

Statement of Changes in Net Assets (continued)

	2011(a)		2010
Year ended May 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	8,270,552	44,557,753	12,784,447	58,650,744
Conversions from Class B	5,012,320	24,011,580	2,358,753	8,963,951
Redemptions	(17,415,862)	(92,140,342)	(16,753,077)	(74,769,875)

Net decrease	(4,132,990)	(23,571,009)	(1,609,877)	(7,155,180)

Class B shares
Subscriptions	243,664	1,174,567	809,349	3,280,643
Conversions to Class A	(5,431,915)	(24,011,580)	(2,539,167)	(8,963,951)
Redemptions	(1,886,976)	(9,138,191)	(4,202,258)	(16,971,542)

Net decrease	(7,075,227)	(31,975,204)	(5,932,076)	(22,654,850)

Class C shares
Subscriptions	377,310	1,933,432	265,247	1,129,301
Redemptions	(314,761)	(1,602,626)	(418,608)	(1,724,673)

Net increase (decrease)	62,549	330,806	(153,361)	(595,372)

Class I shares
Subscriptions	336,524	1,963,216	547,450	2,463,343
Redemptions	(1,422,498)	(8,536,913)	(3,662,336)	(15,248,175)

Net decrease	(1,085,974)	(6,573,697)	(3,114,886)	(12,784,832)

Class R shares
Subscriptions	278,007	1,535,266	56,227	254,189
Redemptions	(99,507)	(545,371)	(19,744)	(93,907)

Net increase	178,500	989,895	36,483	160,282

Class R3 shares
Subscriptions	463,922	2,387,732	88,068	410,702
Redemptions	(81,808)	(430,862)	(7,702)	(38,463)

Net increase	382,114	1,956,870	80,366	372,239

Class R4 shares
Subscriptions	394,091	2,193,730	52,053	260,951
Redemptions	(112,302)	(661,029)	(23,293)	(113,346)

Net increase	281,789	1,532,701	28,760	147,605

Class R5 shares
Subscriptions	1,161,292	6,615,906	555,133	2,522,501
Redemptions	(636,760)	(3,585,206)	(430,309)	(1,953,875)

Net increase	524,532	3,030,700	124,824	568,626

Class Z shares
Subscriptions	682,812	4,402,318	—	—
Redemptions	(8,642)	(55,087)	—	—

Net increase	674,170	4,347,231	—	—

Total net decrease	(10,190,537)	(49,931,707)	(10,539,767)	(41,941,482)

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

38  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Year ended May 31,
	2011		2010		2009		2008	2007
Class A
Per share data
Net asset value, beginning of period	$4.91		$3.35		$4.73		$6.56	$6.67

Income from investment operations:
Net investment income (loss)	(0.03)		(0.02)		.00	(a)	0.03	—
Net realized and unrealized gain (loss) on investments	1.30		1.58		(1.38)		(1.02)	1.17

Total from investment operations	1.27		1.56		(1.38)		(0.99)	1.17

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.83)	(1.28)
Tax return of capital	—		—		—		(0.01)	—

Total distributions to shareholders	—		—		—		(0.84)	(1.28)

Net asset value, end of period	$6.18		$4.91		$3.35		$4.73	$6.56

Total return	25.87%		46.57%		(29.18%	)	(15.03% )	19.76%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.70%		1.79%		1.79%		1.56%	1.58%

Net expenses after fees waived or expenses reimbursed(c)	1.53%		1.52%		1.35%		1.37%	1.42%

Net investment income (loss)	(0.56%	)	(0.54%	)	0.04%		0.51%	(0.08% )

Supplemental data
Net assets, end of period (in thousands)	$323,548		$277,384		$194,256		$365,496	$682,267

Portfolio turnover	54%		80%		120%		45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  39

Financial Highlights (continued)

	Year ended May 31,
	2011		2010		2009	2008	2007
Class B
Per share data
Net asset value, beginning of period	$4.54		$3.12		$4.44	$6.26	$6.46

Income from investment operations:
Net investment loss	(0.07)		(0.05)		(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	1.21		1.47		(1.30)	(0.97)	1.13

Total from investment operations	1.14		1.42		(1.32)	(0.98)	1.08

Less distributions to shareholders from:
Net realized gains	—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—	(0.01)	—

Total distributions to shareholders	—		—		—	(0.84)	(1.28)

Net asset value, end of period	$5.68		$4.54		$3.12	$4.44	$6.26

Total return	25.11%		45.51%		(29.73% )	(15.64% )	18.93%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.47%		2.56%		2.56%	2.33%	2.34%

Net expenses after fees waived or expenses reimbursed(c)	2.30%		2.30%		2.12%	2.13%	2.18%

Net investment loss	(1.34%	)	(1.31%	)	(0.73% )	(0.26% )	(0.84% )

Supplemental data
Net assets, end of period (in thousands)	$37,804		$62,404		$61,304	$128,473	$260,475

Portfolio turnover	54%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

40  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011		2010		2009	2008	2007
Class C
Per share data
Net asset value, beginning of period	$4.55		$3.12		$4.45	$6.27	$6.48

Income from investment operations:
Net investment loss	(0.07)		(0.05)		(0.02)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	1.21		1.48		(1.31)	(0.97)	1.12

Total from investment operations	1.14		1.43		(1.33)	(0.98)	1.07

Less distributions to shareholders from:
Net realized gains	—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—	(0.01)	—

Total distributions to shareholders	—		—		—	(0.84)	(1.28)

Net asset value, end of period	$5.69		$4.55		$3.12	$4.45	$6.27

Total return	25.05%		45.83%		(29.89% )	(15.61% )	18.71%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	2.44%		2.55%		2.55%	2.33%	2.34%

Net expenses after fees waived or expenses reimbursed(c)	2.29%		2.28%		2.11%	2.13%	2.18%

Net investment loss	(1.33%	)	(1.29%	)	(0.72% )	(0.24% )	(0.80% )

Supplemental data
Net assets, end of period (in thousands)	$10,055		$7,765		$5,807	$10,463	$18,231

Portfolio turnover	54%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  41

Financial Highlights (continued)

	Year ended May 31,
	2011		2010		2009	2008	2007
Class I
Per share data
Net asset value, beginning of period	$5.10		$3.46		$4.87	$6.69	$6.75

Income from investment operations:
Net investment income (loss)	(0.01)		.00	(a)	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.36		1.64		(1.43)	(1.03)	1.20

Total from investment operations	1.35		1.64		(1.41)	(0.98)	1.22

Less distributions to shareholders from:
Net realized gains	—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—	(0.01)	—

Total distributions to shareholders	—		—		—	(0.84)	(1.28)

Net asset value, end of period	$6.45		$5.10		$3.46	$4.87	$6.69

Total return	26.47%		47.40%		(28.95% )	(14.54% )	20.29%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.16%		1.20%		1.18%	1.05%	1.10%

Net expenses after fees waived or expenses reimbursed(c)	1.08%		1.07%		0.93%	0.96%	1.05%

Net investment income (loss)	(0.12%	)	(0.08%	)	0.50%	0.92%	0.31%

Supplemental data
Net assets, end of period (in thousands)	$48,387		$43,815		$40,476	$15,385	$26,530

Portfolio turnover	54%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

42  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011		2010		2009	2008	2007(d)
Class R
Per share data
Net asset value, beginning of period	$4.90		$3.35		$4.76	$6.61	$7.30

Income from investment operations:
Net investment income (loss)	(0.05)		(0.04)		(0.01)	0.02	—
Net realized and unrealized gain (loss) on investments	1.30		1.59		(1.40)	(1.03)	0.59

Total from investment operations	1.25		1.55		(1.41)	(1.01)	0.59

Less distributions to shareholders from:
Net realized gains	—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—	(0.01)	—

Total distributions to shareholders	—		—		—	(0.84)	(1.28)

Net asset value, end of period	$6.15		$4.90		$3.35	$4.76	$6.61

Total return	25.51%		46.27%		(29.62% )	(15.22% )	10.06%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.89%		2.00%		1.92%	1.84%	1.90%	(e)

Net expenses after fees waived or expenses reimbursed(c)	1.80%		1.87%		1.71%	1.74%	1.78%	(e)

Net investment income (loss)	(0.86%	)	(0.89%	)	(0.30% )	0.36%	(0.42%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$1,951		$679		$342	$234	$5

Portfolio turnover	54%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  43

Financial Highlights (continued)

	Year ended May 31,
	2011		2010		2009		2008	2007(d)
Class R3
Per share data
Net asset value, beginning of period	$4.98		$3.39		$4.80		$6.62	$7.30

Income from investment operations:
Net investment income (loss)	(0.04)		(0.03)		.00	(a)	0.04	0.01
Net realized and unrealized gain (loss) on investments	1.32		1.62		(1.41)		(1.02)	0.59

Total from investment operations	1.28		1.59		(1.41)		(0.98)	0.60

Less distributions to shareholders from:
Net realized gains	—		—		—		(0.83)	(1.28)
Tax return of capital	—		—		—		(0.01)	—

Total distributions to shareholders	—		—		—		(0.84)	(1.28)

Net asset value, end of period	$6.26		$4.98		$3.39		$4.80	$6.62

Total return	25.70%		46.90%		(29.38%	)	(14.72% )	10.22%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.67%		1.76%		1.76%		1.63%	1.68%	(e)

Net expenses after fees waived or expenses reimbursed(c)	1.58%		1.62%		1.45%		1.26%	1.53%	(e)

Net investment income (loss)	(0.62%	)	(0.65%	)	0.08%		0.69%	(0.17%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$2,946		$440		$27		$6	$5

Portfolio turnover	54%		80%		120%		45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

44  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011		2010		2009	2008	2007
Class R4
Per share data
Net asset value, beginning of period	$5.02		$3.41		$4.81	$6.62	$6.71

Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		0.01	0.05	0.01
Net realized and unrealized gain (loss) on investments	1.33		1.63		(1.41)	(1.02)	1.18

Total from investment operations	1.31		1.61		(1.40)	(0.97)	1.19

Less distributions to shareholders from:
Net realized gains	—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—	(0.01)	—

Total distributions to shareholders	—		—		—	(0.84)	(1.28)

Net asset value, end of period	$6.33		$5.02		$3.41	$4.81	$6.62

Total return	26.10%		47.21%		(29.11% )	(14.56% )	19.95%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.41%		1.50%		1.42%	1.35%	1.39%

Net expenses after fees waived or expenses reimbursed(c)	1.33%		1.37%		1.01%	0.99%	1.25%

Net investment income (loss)	(0.42%	)	(0.37%	)	0.39%	0.94%	0.10%

Supplemental data
Net assets, end of period (in thousands)	$2,250		$370		$154	$249	$349

Portfolio turnover	54%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  45

Financial Highlights (continued)

	Year ended May 31,
	2011		2010		2009	2008	2007(d)
Class R5
Per share data
Net asset value, beginning of period	$5.04		$3.42		$4.82	$6.63	$7.30

Income from investment operations:
Net investment income (loss)	(0.01)		(0.01)		0.02	0.06	0.02
Net realized and unrealized gain (loss) on investments	1.34		1.63		(1.42)	(1.03)	0.59

Total from investment operations	1.33		1.62		(1.40)	(0.97)	0.61

Less distributions to shareholders from:
Net realized gains	—		—		—	(0.83)	(1.28)
Tax return of capital	—		—		—	(0.01)	—

Total distributions to shareholders	—		—		—	(0.84)	(1.28)

Net asset value, end of period	$6.37		$5.04		$3.42	$4.82	$6.63

Total return	26.39%		47.37%		(29.05% )	(14.54% )	10.39%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.20%		1.25%		1.18%	1.08%	1.15%	(e)

Net expenses after fees waived or expenses reimbursed(c)	1.11%		1.12%		0.96%	0.99%	1.03%	(e)

Net investment income (loss)	(0.16%	)	(0.14%	)	0.45%	1.16%	0.33%	(e)

Supplemental data
Net assets, end of period (in thousands)	$17,344		$11,079		$7,087	$9,192	$5

Portfolio turnover	54%		80%		120%	45%	58%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

46  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

	Year ended
	May 31,
	2011(f)
Class Z
Per share data
Net asset value, beginning of period	$5.09

Income from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain on investments	1.35

Total from investment operations	1.34

Net asset value, end of period	$6.43

Total return	26.33%

Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.32%	(e)

Net expenses after fees waived or expenses reimbursed(c)	1.20%	(e)

Net investment income (loss)	(0.22%	)(e)

Supplemental data
Net assets, end of period (in thousands)	$4,338

Portfolio turnover	54%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(d)	For the period from December 11, 2006 (when shares became available) to May 31, 2007.
(e)	Annualized.
(f)	For the period from September 27, 2010 (when shares became available) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  47

Notes to Financial Statements
May 31, 2011

Note 1. Organization

Columbia Multi-Advisor Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Managers Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3, Class R4 and Class R5 shares are not subject to sales charges; however, these classes were closed to new investors effective December 31, 2010.

48  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  49

Notes to Financial Statements (continued)

exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Foreign Currency Transactions and Translation
The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including

50  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes
The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  51

Notes to Financial Statements (continued)

recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders
Distributions from net investment income are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the management of the Fund. Day-to-day portfolio management of the Fund is provided by the Fund’s subadvisers. See Subadvisory Agreements below. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.970% to 0.870% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $156,082, for the year ended May 31, 2011. The management fee for the year ended May 31, 2011 was 1.00%

52  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

In September 2010, the Board approved a new IMSA that includes an elimination of the PIA. The new IMSA was approved by the Fund’s shareholders at a meeting held on February 15, 2011, and the elimination of the PIA became effective on July 1, 2011.

Subadvisory Agreements
The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board, of the allocation that is in the best interests of the shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund’s assets.

Administration Fees
Under an Administrative Services Agreement, Columbia Management Investment Advisers, LLC serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the year ended May 31, 2011 was 0.08% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2011, other expenses paid to this company were $568.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  53

Notes to Financial Statements (continued)

market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R, Class R3, Class R4 and Class R5 shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

54  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

For the year ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.29%
Class B	0.30
Class C	0.28
Class R	0.20
Class R3	0.02
Class R4	0.02
Class R5	0.04
Class Z	0.15

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services. Prior to September 7, 2010, the Fund also paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for such services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,657,000 and $171,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $259,352 for Class A, $22,673 for Class B and $609 for Class C for the year ended May 31, 2011.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  55

Notes to Financial Statements (continued)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective August 1, 2010 the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through July 31, 2011, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, do not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	1.50%
Class B	2.27
Class C	2.26
Class I	1.05
Class R	1.85
Class R3	1.60
Class R4	1.35
Class R5	1.10
Class Z	1.25

Prior to August 1, 2010, the Investment Manager and certain of its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving effect to any performance incentive adjustment, did not exceed the annual rates as a percentage of the class’ average daily net assets:

Class A	1.43%
Class B	2.21
Class C	2.19
Class I	0.98
Class R	1.78
Class R3	1.53
Class R4	1.28
Class R5	1.03

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses,

56  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2011, permanent and timing book to tax differences resulting primarily from differing treatments for re-characterization of real estate investment trust (REIT) distributions, investments in partnerships, and losses deferred due to wash sales were identified and permanent differences reclassed among the components of the Fund’s net assets in the Statement of Assets and Liabilities as follows:

Excess of distributions over net investment income	$2,469,123
Accumulated net realized loss	2,833
Paid-in capital	(2,471,956)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

For the years ended May 31, 2011 and 2010, there were no distributions.

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed accumulated long-term gain	—
Accumulated realized loss	(28,689,036)
Unrealized appreciation	75,438,415

At May 31, 2011, the cost of investments for federal income tax purposes was $467,727,631 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$89,860,542
Unrealized depreciation	(14,410,105)

Net unrealized appreciation	$75,450,437

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  57

Notes to Financial Statements (continued)

The following capital loss carryforward, determined at May 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$28,689,036

For the year ended May 31, 2011, $37,631,758 of capital loss carryforward was utilized.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $201,051,466 and $254,826,470, respectively, for the year ended May 31, 2011.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the

58  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

collateral upon the return of the securities loaned. At May 31, 2011, securities valued at $93,334,989 were on loan, secured by U.S. government securities valued at $37,081 and by cash collateral of $94,778,168 partially or fully invested in short-term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the year ended May 31, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class I shares.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  59

Notes to Financial Statements (continued)

October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2011.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies

60  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  61

Notes to Financial Statements (continued)

have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

62  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Columbia Multi-Advisor Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Multi-Advisor Small Cap Value Fund (formerly RiverSource Partners Small Cap Value Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  63

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia Multi-Advisor Small Cap Value Fund of the Columbia Funds Series Trust II at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
July 22, 2011

64  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

Fiscal year ended May 31, 2011

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  65

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, prior to the Transaction, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve directors/trustees to sixteen for all funds overseen by the Board.

Independent Board Members

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Former Trustee BofA Funds Series Trust (11 funds)

66  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	157	None

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008- August 2010	147	Trustee BofA Funds Series Trust (11 funds)

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  67

Board Members and Officers (continued)

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Chairman, BofA Fund Series Trust (11 funds); former Director, Financial Group, Inc. (insurance)

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None

68  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 63	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco Corporation (real estate development) and Mickel Investment Group	147	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas

Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  69

Board Members and Officers (continued)

Interested Board Member Not Affiliated with Investment Manager*

Number of
funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

70  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Interested Board Member Affiliated with Investment Manager*

Number of
funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	157	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  71

Board Members and Officers (continued)

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

72  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  73

Board Members and Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010

74  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Approval of Subadvisory Agreements

Columbia Management Investment Advisers, LLC (“Columbia Management” or the “investment manager”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), serves as the investment manager to Columbia Multi-Advisor Small Cap Value Fund (the “Fund”). Under an investment management services agreement (the “IMS Agreement”), Columbia Management is responsible for the provision of investment advice and other services to the Fund. In addition, under subadvisory agreements (the “Subadvisory Agreements”) between Columbia Management and each of Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Turner Investment Partners, Inc. (collectively, the “Subadvisers”), the Subadvisers, with respect to that portion of the Fund’s assets allocated to it by Columbia Management, provide portfolio management and related services for the Fund.

At an in-person meeting of the Fund’s Board of Trustees (the “Board”) held on April 12-14, 2011 (the “April Meeting”), independent legal counsel reviewed with the independent Board members (the “Independent Trustees”) various factors relevant to the Board’s consideration of the Subadvisory Agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved renewal of each of the Subadvisory Agreements.

Nature, Extent and Quality of Services Provided by the Subadvisers:  The Board considered its analysis of various reports and presentations received by it or one or more of its committees detailing the services performed by the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel. The Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, the Chief Compliance Officer of the Fund continues to monitor each code and each program, and that no material issues have been reported. The Board also considered each Subadviser’s investment strategy/style as well as the experience of the personnel that manage the

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  75

Fund. The Board also considered the financial condition of each Subadviser and its capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. The Board also discussed the acceptability of the terms of the Subadvisory Agreements, including the relatively broad scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the investment manager. It was observed that no changes were recommended to the Subadvisory Agreements. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below) as well as the investment manager’s recommendation that the Board approve renewal of the Subadvisory Agreement with each Subadviser, which is unaffiliated with the investment manager, the Board concluded that the services being performed under each Subadvisory Agreement were of a reasonably high quality.

Investment Performance:  For purposes of evaluating the nature, extent and quality of services provided under each Subadvisory Agreement, the Board reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.

Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Management’s process for selecting and monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the retention of each Subadviser.

Costs of Services Provided:  The Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the investment manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for each Subadviser was comparable to those charged by other subadvisers to similar funds managed by the investment manager.

Profitability and Economies of Scale to be Realized:  The Board recognized that, because each Subadviser’s fees are paid by Columbia Management and not the Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Board’s consideration of the IMS Agreement, which was separately considered and approved at the Board’s meeting in September 2010.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each Subadvisory Agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. At the April Meeting, the Board, including all of the Independent Trustees, approved the renewal of each Subadvisory Agreement.

76  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT

Results of Meeting of Shareholders

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)
A brief description of the proposals voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal are set forth below. A vote is based on total dollar interest in the Fund.

Proposal 1. To elect directors to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01 Kathleen Blatz	845,720,007.505	21,551,113.370	0.000	0.000
02 Edward J. Boudreau, Jr.	844,386,896.353	22,884,224.522	0.000	0.000
03 Pamela G. Carlton	845,616,023.631	21,655,097.244	0.000	0.000
04 William P. Carmichael	844,926,790.977	22,344,329.898	0.000	0.000
05 Patricia M. Flynn	846,691,054.832	20,580,066.043	0.000	0.000
06 William A. Hawkins	844,484,265.241	22,786,855.634	0.000	0.000
07 R. Glenn Hilliard	845,247,780.394	22,023,340.481	0.000	0.000
08 Stephen R. Lewis, Jr.	845,141,393.850	22,129,727.025	0.000	0.000
09 John F. Maher	845,923,969.612	21,347,151.263	0.000	0.000
10 John J. Nagorniak	845,639,591.216	21,631,529.659	0.000	0.000
11 Catherine James Paglia	846,667,388.141	20,603,732.734	0.000	0.000
12 Leroy C. Richie	844,766,450.106	22,504,670.769	0.000	0.000
13 Anthony M. Santomero	845,232,569.625	22,038,551.250	0.000	0.000
14 Minor M. Shaw	845,013,925.217	22,257,195.658	0.000	0.000
15 Alison Taunton-Rigby	845,269,041.566	22,002,079.309	0.000	0.000
16 William F. Truscott	845,274,100.858	21,997,020.017	0.000	0.000

*	All dollars of RiverSource Managers Series, Inc. are voted together as a single class for the election of directors.

Proposal 2. To approve a proposed amendment to the Articles of Incorporation.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
821,114,603.396	30,903,072.180	15,253,429.599	15.700

*	All dollars of RiverSource Managers Series, Inc. are voted together as a single class for the amendment to the Articles of Incorporation.

Proposal 3. To approve a proposed Agreement and Plan of Redomiciling.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
292,012,346.716	8,143,451.714	8,143,204.831	74,271,623.860

Proposal 4. To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
291,493,623.589	8,966,573.529	7,838,800.423	74,271,629.580

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND — 2011 ANNUAL REPORT  77

Columbia Multi-Advisor Small Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6239 P (8/11)

Annual Report
and Prospectus

Columbia
U.S. Government Mortgage Fund

Annual Report for the Period Ended
May 31, 2011
(Prospectus also enclosed)

Columbia U. S. Government Mortgage Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

This annual report includes a prospectus that describes in detail the Fund’s objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Manager Commentary	5

The Fund’s Long-term Performance	10

Fund Expenses Example	12

Portfolio of Investments	14

Statement of Assets and Liabilities	23

Statement of Operations	25

Statement of Changes in Net Assets	26

Financial Highlights	28

Notes to Financial Statements	34

Report of Independent Registered Public Accounting Firm	53

Federal Income Tax Information	55

Board Members and Officers	56

Proxy Voting	64

Results of Meeting of Shareholders	64

See the Fund’s prospectus for risks associated with investing in the Fund.

2  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Your Fund at a Glance

FUND SUMMARY

>	Columbia U.S. Government Mortgage Fund (the Fund) Class A shares rose 10.10% (excluding sales charge) for the 12 months ended May 31, 2011.

>	The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities Index, which gained 4.84%.

>	The Fund also outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund’s peer group, which advanced 5.56% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended May 31, 2011)

Since
inception
	1 year	3 years	5 years	2/14/02
Columbia U.S. Government Mortgage Fund Class A (excluding sales charge)	+10.10%	+7.94%	+6.88%	+5.38%

Barclays Capital U.S. Mortgage-Backed Securities Index (unmanaged)	+4.84%	+6.80%	+6.98%	+5.59%

Lipper U.S. Mortgage Funds Index (unmanaged)	+5.56%	+6.66%	+6.13%	+4.87%

(See “The Fund’s Long-term Performance” for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  3

Your Fund at a Glance (continued)

AVERAGE ANNUAL TOTAL RETURNS

at May 31, 2011
Since
Without sales charge	1 year	3 years	5 years	inception
Class A (inception 2/14/02)	+10.10%	+7.94%	+6.88%	+5.38%

Class B (inception 2/14/02)	+9.45%	+7.18%	+6.06%	+4.61%

Class C (inception 2/14/02)	+9.46%	+7.19%	+6.07%	+4.61%

Class I (inception 3/4/04)	+10.76%	+8.38%	+7.30%	+5.71%

Class R4 (inception 2/14/02)	+10.44%	+8.75%	+7.43%	+5.76%

Class Z (inception 9/27/10)	N/A	N/A	N/A	+6.59%*

With sales charge
Class A (inception 2/14/02)	+4.82%	+6.19%	+5.82%	+4.83%

Class B (inception 2/14/02)	+4.45%	+6.30%	+5.75%	+4.61%

Class C (inception 2/14/02)	+8.46%	+7.19%	+6.07%	+4.61%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 4.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

4  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Manager Commentary

Effective October 1, 2010, Jason Callan and Tom Heuer became the sole Portfolio Managers of Columbia U.S. Government Mortgage Fund, as Colin Lundgren became head of fixed income at Columbia Management Investment Advisers, LLC, responsible for investment oversight of managed and owned fixed income portfolios.

Dear Shareholders,

Columbia U.S. Government Mortgage Fund (the Fund) Class A shares rose 10.10% (excluding sales charge) for the 12 months ended May 31, 2011. The Fund outperformed the Barclays Capital U.S. Mortgage-Backed Securities Index (Barclays Capital Index), which gained 4.84% during the same period. The Fund also outperformed the Lipper U.S. Mortgage Funds Index, representing the Fund’s peer group, which advanced 5.56% during the same 12-month period.

Significant performance factors
Despite continued headwinds from high unemployment and weakness in the housing market, the U.S. economy expanded during the annual period ended May 31, 2011, supported by several factors. Perhaps most dominant was the Federal Reserve Board’s (the Fed’s) formal announcement in November 2010 of a second round of quantitative easing (QE2), designed to spur economic growth. QE2 entailed

PORTFOLIO BREAKDOWN(1) (at May 31, 2011)

Asset-Backed Securities	2.2%

Commercial Mortgage-Backed Securities	1.7

Commercial Mortgage-Backed Securities — Agency	2.5

Residential Mortgage-Backed Securities — Agency	79.0

Residential Mortgage-Backed Securities — Non-Agency	8.3

Options Purchased	0.0	*

Other(2)	6.3

*	Rounds to less than 0.1%.
(1)	Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments. The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  5

Manager Commentary (continued)

purchasing $600 billion of U.S. Treasury securities and re-investing proceeds from the sale of agency mortgage-backed securities into additional U.S. Treasury securities. In total, it was widely anticipated that the Fed could purchase $850 to $900 billion of U.S. Treasury securities by the scheduled expiration of QE2 at the end of June 2011. Toward the end of the annual period, optimism regarding sustainable economic growth was replaced with diminishing investor confidence as sparked by weak economic data. For example, U.S. Gross Domestic Product (GDP) slowed to 1.8% in the first quarter of 2011 from 3.1% in the fourth quarter of 2010. In addition, improvement in the labor market began to soften, with the unemployment rate ticking up to 9.1% from a recent low of 8.8%. The housing market continued to languish amidst a combination of tepid demand and an oversupply of distressed properties. New and existing home sales remained near historical low levels, and the S&P/Case-Schiller Home Price Index hit a new cyclical low, reaching levels not seen since 2002.

Against this economic backdrop, mortgages outperformed U.S. Treasuries for the annual period overall, but performance was differentiated depending on the coupon, or the interest rate the holder of a mortgage-backed security is paid, and volatility was high.

QUALITY BREAKDOWN(1) (at May 31, 2011)

AAA rating	95.1%

AA rating	0.5

A rating	1.1

BBB rating	1.6

Non-investment grade	0.1

Non-rated	1.6

(1)	Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor’s rating is used to determine the credit quality of a security. Standard and Poor’s rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor’s doesn’t rate a security, then Moody’s rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody’s doesn’t provide a rating.

6  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Credit standards tightened during the annual period, as mortgage delinquencies grew and property values continued to decline. Therefore, less of the outstanding mortgage universe was able to refinance. In all, this led to a benign prepayment environment in which borrowers became less sensitive to the level of interest rates and more sensitive to the level of credit standards.

As tighter credit standards led to muted prepayment speeds relative to the borrower’s interest rate incentive, higher coupon agency-issued mortgage-backed securities produced the greatest returns during the annual period. High quality non-agency mortgage-backed securities also performed well, as sponsorship for the sector improved. Demand remained robust while outstanding supply shrunk. While yields on mortgage-backed securities moved lower overall, volatility during the annual period often tested the resolve of investors.

The Fund’s strong relative performance can be attributed primarily to having a significant weighting in higher coupon agency-issued mortgage-backed securities and, correspondingly, having only a modest allocation to agency-issued lower coupon mortgage-backed securities. As indicated earlier, higher coupon mortgage-backed securities outperformed lower coupon mortgage-backed securities during the annual period. The securities the Fund owned generally pre-paid at a materially slower pace than the outstanding mortgage universe overall, which served as a strong driver of performance given the premium prices of agency-issued mortgage-backed securities. Also contributing positively to the Fund’s strong results relative to the Barclays

The Fund’s strong relative performance can be attributed primarily to having a significant weighting in higher coupon agency-issued mortgage-backed securities and, correspondingly, having only a modest allocation to lower coupon agency-issued mortgage-backed securities.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  7

Manager Commentary (continued)

Capital Index was its sizable exposures to non-agency mortgage-backed securities and commercial mortgage-backed securities, as both of these sectors outpaced the Barclays Capital Index during the annual period. Within the non-agency mortgage-backed securities sector, the Fund was positioned primarily in seasoned, prime non-agency mortgage-backed securities that have a superior credit profile and that we believed offered an attractive risk-adjusted return profile.

The most significant detractor from the Fund’s results during the annual period was having only a modest exposure to Ginnie Mae mortgage-backed securities, as these securities outperformed the Barclays Capital Index during the annual period.

The Fund maintained a duration position that was rather neutral to that of the Barclays Capital Index. As such, the Fund’s duration positioning did not have a material impact on the Fund’s results during the annual period. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

Changes to the Fund’s portfolio
Within the agency-issued mortgage-backed securities sector, we increased the Fund’s positions in higher-coupon mortgage-backed securities and reduced its exposure to lower-coupon securities during the annual period. Beyond that, we made several tactical trades as we sought to take advantage of temporary pricing inefficiencies and distortions within the mortgage-backed securities universe. The Fund’s portfolio turnover rate for the 12-month period was 465%. A significant portion of the turnover was the result of rolling-maturity mortgage securities, processing of prepayments and opportunistic changes we made at the margin in response to valuations or market developments.

Our future strategy
Looking ahead, we believe the U.S. economy will likely continue to expand but may well also continue to sputter along the way given the significant headwinds that remain. If this scenario indeed materializes, then it is our view that the Fed should remain accommodative in its monetary policy through at least the remainder of the calendar year, and credit availability may remain tight.

8  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Given these conditions, we believe higher coupon agency-issued mortgage-backed securities should continue to outperform lower coupon agency-issued mortgage-backed securities. As such, we intend to maintain the Fund’s focus on the purchase of mortgage-backed securities issued by U.S. government agencies, with an emphasis on higher coupon agency mortgage-backed securities. In addition, we believe commercial mortgage-backed securities and seasoned, prime non-agency mortgage-backed securities should continue to perform well within the economic environment we anticipate. We currently intend to maintain the Fund’s duration relatively neutral to that of the Barclays Capital Index until we feel the economic recovery has strengthened and becomes self sustaining. As always, our strategy is to look to provide added portfolio value with a moderate amount of risk. Quality issues and security selection remain a priority as we continue to seek attractive buying opportunities.

Jason Callan Portfolio Manager	Tom Heuer, CPA, CFA Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  9

The Fund’s Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in Columbia U.S. Government Mortgage Fund Class A shares (from 2/14/02 to 5/31/11) as compared to the performance of the Barclays Capital U.S. Mortgage-Backed Securities Index and the Lipper U.S. Mortgage Funds Index. In comparing the Fund’s Class A shares to these indices, you should take into account the fact that the Fund’s performance reflects the maximum initial sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting columbiamanagement.com. Also see “Past Performance” in the Fund’s current prospectus.

COMPARATIVE RESULTS

Results at May 31, 2011
				Since
				inception
	1 year	3 years	5 years	2/14/2002
Columbia U.S. Government Mortgage Fund (includes sales charge)
Class A Cumulative value of $10,000	$10,482	$11,975	$13,270	$15,498

Average annual total return	+4.82%	+6.19%	+5.82%	+4.83%

Barclays Capital U.S. Mortgage-Backed Securities Index(1)
Cumulative value of $10,000	$10,484	$12,182	$14,012	$16,576

Average annual total return	+4.84%	+6.80%	+6.98%	+5.59%

Lipper U.S. Mortgage Funds Index(2)
Cumulative value of $10,000	$10,556	$12,134	$13,462	$15,546

Average annual total return	+5.56%	+6.66%	+6.13%	+4.87%

Results for other share classes can be found on page 4.

10  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

(1)	The Barclays Capital U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA). The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper U.S. Mortgage Funds Index includes the 10 largest U.S. mortgage funds tracked by Lipper Inc. The index’s returns include net reinvested dividends.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  11

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur, depending on the share class, two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until May 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	Dec. 1, 2010	May 31, 2011	the Period(a)	Expense Ratio
Class A

Actual(b)	$1,000	$1,050.50	$4.40	.86%

Hypothetical (5% return before expenses)	$1,000	$1,020.64	$4.33	.86%

Class B

Actual(b)	$1,000	$1,048.40	$8.43	1.65%

Hypothetical (5% return before expenses)	$1,000	$1,016.70	$8.30	1.65%

Class C

Actual(b)	$1,000	$1,048.40	$8.38	1.64%

Hypothetical (5% return before expenses)	$1,000	$1,016.75	$8.25	1.64%

Class I

Actual(b)	$1,000	$1,054.50	$2.46	.48%

Hypothetical (5% return before expenses)	$1,000	$1,022.54	$2.42	.48%

Class R4

Actual(b)	$1,000	$1,053.10	$3.99	.78%

Hypothetical (5% return before expenses)	$1,000	$1,021.04	$3.93	.78%

Class Z

Actual(b)	$1,000	$1,054.00	$2.97	.58%

Hypothetical (5% return before expenses)	$1,000	$1,022.04	$2.92	.58%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b)	Based on the actual return for the six months ended May 31, 2011: +5.05% for Class A, +4.84% for Class B, +4.84% for Class C, +5.45% for Class I, +5.31% for Class R4 and +5.40% for Class Z.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  13

Portfolio of Investments
Columbia U.S. Government Mortgage Fund
May 31, 2011
(Percentages represent value of investments compared to net assets)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency(a) 96.3%

Federal Home Loan Mortgage Corp.(b)(c) CMO IO Series 2136 Class S
03/15/29	1.170%	$2,517,694	$434,733
CMO IO Series 2471 Class SI
03/15/32	20.000%	146,316	31,184
CMO IO Series 2936 Class AS
02/15/35	17.550%	6,120,057	905,412
CMO IO Series 2950 Class SM
03/15/35	11.710%	3,637,941	478,367
CMO IO Series 3453 Class W
12/15/32	8.890%	21,838,620	4,044,962
CMO IO Series 3588 Class WI
10/15/12	5.565%	8,576,043	484,411
CMO IO Series 3600 Class DI
01/15/13	0.000%	6,388,607	124,398
CMO IO Series 3630 Class AI
03/15/17	0.000%	2,070,848	85,483
Federal Home Loan Mortgage Corp.(c)
03/01/41-04/01/41	4.000%	11,919,055	12,011,325
05/01/40- 07/01/40	4.500%	13,277,231	13,825,177
11/01/17- 04/01/40	5.000%	22,496,576	24,060,011
01/01/30- 06/01/33	5.500%	1,915,101	2,086,811
04/01/33- 03/01/38	6.000%	27,434,653	30,284,671
12/01/16- 08/01/34	6.500%	2,683,114	3,014,399
04/01/17- 08/01/29	7.000%	240,408	264,307
06/01/15	7.500%	251,846	273,416
10/01/17- 06/01/31	8.000%	293,145	341,991
01/01/20	10.500%	20,199	20,342
CMO IO Series 2639 Class UI
03/15/22	0.000%	461,567	35,592
CMO IO Series 2795 Class IY
07/15/17	506.578%	20,235	87
CMO IO Series 3759 Class LI
11/15/34	5.040%	13,721,186	1,747,340
CMO IO Series 3786 Class PI
12/15/37	2.160%	12,796,905	2,336,120
CMO IO Series 3800 Class HI
01/15/40	3.330%	9,920,214	1,889,994
Federal Home Loan Mortgage Corp.(c)(d)
06/01/26	3.500%	14,500,000	14,792,262
06/01/41	4.500%	10,300,000	10,686,250
06/01/41	6.500%	800,000	901,250
Federal National Mortgage Association(b)(c) CMO IO Series 2002-60 Class SA
02/25/31	10.930%	5,059,508	907,047
CMO IO Series 2003-32 Class VS
01/25/33	16.490%	7,096,269	759,129
CMO IO Series 2004-31 Class SM
05/25/34	12.980%	2,771,176	458,097
CMO IO Series 2004-46 Class SI
05/25/34	22.780%	12,510,143	1,514,942
CMO IO Series 2004-54 Class SW
06/25/33	15.240%	10,886,863	1,140,331
CMO IO Series 2005-57 Class NI
07/25/35	13.980%	6,255,788	1,017,708
CMO IO Series 2006-5 Class N1
08/25/34	37.041%	11,337,878	414,781
CMO IO Series 2006-60 Class UI
07/25/36	12.670%	5,190,924	1,030,149
07/25/36	12.850%	2,197,856	436,254
CMO IO Series 2008-7 Class SA
02/25/38	4.410%	4,869,449	774,762
CMO IO Series 2010-3 Class DI
04/25/34	22.690%	73,507,003	3,186,161
Federal National Mortgage Association(c)
10/01/14	3.380%	2,448,976	2,555,995
11/01/40-02/01/41	4.000%	45,870,938	46,353,587
06/01/25- 05/01/41	4.500%	125,346,806	131,484,691
11/01/17- 04/01/41	5.000%	93,166,687	99,779,352
03/01/23- 04/01/41	5.500%	80,453,688	87,920,050
03/01/17- 09/01/38	6.000%	28,012,964	31,054,699
08/01/16- 10/01/38	6.500%	34,680,680	39,279,388
10/01/12- 07/01/36	7.000%	5,924,753	6,898,985

The accompanying Notes to Financial Statements are an integral part of this statement.

14  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Agency(a) (continued)
11/01/11- 09/01/28	7.500%	$505,206	$581,287
03/01/13- 04/01/25	8.000%	339,752	392,120
11/01/37	8.500%	80,952	94,360
10/01/31	9.500%	96,662	114,413
CMO IO Series 2003-119 Class GI
12/25/33	7.440%	496,941	95,207
CMO IO Series 2003-63 Class IP
07/25/33	0.000%	1,035,324	227,937
CMO IO Series 2003-71 Class IM
12/25/31	20.000%	241,121	24,292
CMO IO Series 2004-84 Class GI
12/25/22	0.000%	57,200	2,876
CMO IO Series 2005-70 Class YJ
08/25/35	165.593%	502,692	6,336
CMO IO Series 2007-30 Class MI
04/25/37	1.000%	8,488,274	1,578,330
CMO IO Series 2009-7 Class LI
02/25/39	7.071%	11,176,438	2,194,100
Federal National Mortgage Association(c)(d)
06/01/41	3.500%	6,000,000	5,802,888
06/01/26	4.000%	44,000,000	45,849,364
06/01/26	4.500%	10,000,000	10,601,560
06/01/41	5.500%	19,000,000	20,597,178
06/01/41	6.000%	17,495,000	19,241,771
06/01/41	6.500%	6,000,000	6,775,314
Federal National Mortgage Association(c)(e)
08/01/40	4.500%	3,885,787	4,066,074
01/01/33	5.500%	256,266	279,463
01/01/33-09/01/36	6.000%	7,144,840	7,920,134
05/01/32	6.500%	138,217	156,909
Government National Mortgage Association(b)(c) CMO IO Series 2002-66 Class SA
12/16/25	22.190%	7,804,125	1,410,098
CMO IO Series 2003-11 Class S
02/16/33	18.680%	3,383,538	563,628
CMO IO Series 2009-106 Class CM
01/16/34	22.870%	3,540,300	493,913
Government National Mortgage Association(c)
09/15/33-05/15/40	5.000%	19,292,044	20,983,239
12/15/32	6.000%	213,881	239,563
12/15/31- 02/15/32	6.500%	681,861	776,902
02/15/30- 03/15/30	7.000%	166,062	193,303
11/15/14	8.000%	4,324	4,672
CMO IO Series 2007-17 Class CI
04/16/37	8.520%	2,416,070	676,590
CMO IO Series 2010-116 Class IL
06/20/38	2.580%	10,101,381	1,669,071
CMO IO Series 2010-133 Class QI
09/16/34	12.790%	32,117,982	5,641,206
CMO IO Series 2010-165 Class IL
08/20/36	0.440%	12,243,182	2,343,723
CMO IO Series 2010-167 Class GI
02/20/38	1.690%	8,335,569	1,355,566
Government National Mortgage Association(c)(d)
06/01/41	4.000%	8,000,000	8,198,752
06/01/41	4.500%	35,450,000	37,410,512
06/01/41	5.000%	2,000,000	2,165,624
Vendee Mortgage Trust CMO IO Series 1998-1 Class 2IO(b)(c)
03/15/28	6.820%	3,923,025	44,316

Total Residential Mortgage-Backed Securities – Agency
(Cost: $773,600,580)			$792,898,994

Residential Mortgage-Backed Securities – Non-Agency 10.1%

ASG Resecuritization Trust CMO Series 2010-3 Class 1A87(c)(f)
07/28/37	3.500%	$2,078,265	$2,079,416
BCAP LLC Trust(b)(c)(f)
CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	1,156,710	1,161,491
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	2,876,352	2,893,293
Banc of America Funding Corp.(b)(c)(f) CMO Series 2009-R7A Class 4A2
08/26/35	5.363%	5,410,975	2,751,302
Banc of America Funding Corp.(c) CMO Series 2005-1 Class 1A7
02/25/35	5.500%	1,850,062	1,849,466
Banc of America Mortgage Securities, Inc. CMO Series 2005-E Class 2A5(b)(c)
06/25/35	2.865%	338,345	335,606
Cendant Mortgage Corp. CMO Series 2003-9 Class 2A1(b)(c)
11/25/18	4.815%	2,731,850	2,775,278

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  15

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Residential Mortgage-Backed Securities – Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc.(b)(c)(f) CMO Series 2009-7 Class 4A2
09/25/35	2.717%	$5,600,980	$2,912,510
CMO Series 2009-10 Class 1A2
09/25/33	2.715%	1,191,958	572,140
CMO Series 2009-11 Class 1A2
02/25/37	2.830%	710,201	396,761
CMO Series 2009-3 Class 4A3
10/25/33	2.623%	1,445,000	1,148,775
CMO Series 2009-9 Class 1A3
04/25/34	4.917%	2,489,441	1,320,400
CMO Series 2010-7 Class 3A4
12/25/35	7.954%	3,000,000	2,961,050
Citigroup Mortgage Loan Trust, Inc.(c)(f) CMO Series 2010-6 Class 1A1
05/25/35	4.750%	3,837,001	3,917,129
Countrywide Home Loan Mortgage Pass-Through Trust(c) CMO Series 2002-31 Class A1
01/25/33	5.750%	3,370,706	3,502,358
Countrywide Home Loan Mortgage Pass-Through Trust(c)(f) CMO Series 2005-R2 Class 2A1
06/25/35	7.000%	278,219	288,660
Credit Suisse Mortgage Capital Certificates(b)(c)(f) CMO Series 2009-12R Class 30A1
12/27/36	5.300%	129,938	131,863
CMO Series 2009-2R Class 1A16
09/26/34	2.871%	20,000,000	10,495,306
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	1,620,011	1,633,679
Credit Suisse Mortgage Capital Certificates(c)(f) CMO Series 2009-12R Class 14A1
11/27/35	5.500%	1,139,315	1,187,161
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	1,037,310	1,045,720
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(c)
04/25/33	5.500%	1,626,360	1,648,537
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3(c)
06/25/35	5.500%	355,640	356,763
Indymac Index Mortgage Loan Trust CMO IO Series 2006-AR25 Class 3A3(c)
09/25/36	20.000%	7,414,857	117,523
JP Morgan Reremic(b)(c)(f) CMO Series 2009-13 Class 2A2
09/26/35	2.717%	2,843,299	1,968,248
CMO Series 2009-3 Class 1A2
02/26/35	2.737%	1,449,242	792,226
Jefferies & Co., Inc.(b)(c)(f) CMO Series 2009-R6 Class 4A2
04/26/35	4.882%	5,125,699	4,215,686
Jefferies & Co., Inc.(c)(f) CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	3,841,585	3,859,170
Prime Mortgage Trust(b)(c) CMO Series 2004-CL1 Class 3A1
02/25/34	6.901%	5,264,322	5,705,046
Prime Mortgage Trust(c)(f) CMO Series 2005-1 Class 2A1
09/25/34	5.000%	694,812	699,758
RBSSP Resecuritization Trust(b)(c)(f) CMO Series 2009-12 Class 9A1
03/25/36	5.819%	5,572,666	5,599,019
RBSSP Resecuritization Trust(c)(f) CMO Series 2009-1 Class 4A1
10/26/35	5.500%	2,927,999	2,976,724
Thornburg Mortgage Securities Trust CMO IO Series 2006-5 Class AX(b)(c)
10/25/46	61.860%	5,452,857	46,055
Tryon Mortgage Funding, Inc. CMO Series 1997-1 Class B2(c)
02/20/27	7.500%	16,562	14,240
Vendee Mortgage Trust CMO IO Series 1998-3 Class IO(b)(c)
03/15/29	15.860%	4,896,617	38,436
Wells Fargo Mortgage-Backed Securities Trust(b)(c) CMO Series 2003-O Class 1A11
01/25/34	4.696%	1,526,078	1,515,221
CMO Series 2004-G Class A1
06/25/34	4.732%	1,753,766	1,770,702
CMO Series 2004-G Class A3
06/25/34	4.732%	1,565,000	1,605,039
CMO Series 2004-Q Class 1A2
09/25/34	4.884%	3,135,568	3,080,028
CMO Series 2005-AR16 Class 4A6
10/25/35	2.824%	575,123	570,955
Wells Fargo Mortgage-Backed Securities Trust(c) CMO Series 2005-14 Class 2A1
12/25/35	5.500%	345,181	351,524
CMO Series 2007-8 Class 2A7
07/25/37	6.000%	588,112	589,206

Total Residential Mortgage-Backed Securities – Non-Agency
(Cost: $66,789,788)			$82,879,470

The accompanying Notes to Financial Statements are an integral part of this statement.

16  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	Coupon	Principal
Issuer	Rate	Amount	Value

Commercial Mortgage-Backed Securities 2.1%

Bear Stearns Commercial Mortgage Securities Series 2005-T18 Class A4(b)(c)
02/13/42	4.933%	$1,260,000	$1,362,299
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2011-C3 Class A4(c)(f)
02/15/46	4.717%	1,250,000	1,304,614
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO(b)(c)
12/15/30	0.000%	2,223,121	26,945
Morgan Stanley Capital I Series 2003-IQ6 Class A4(c)
12/15/41	4.970%	2,660,000	2,839,450
Morgan Stanley Reremic Trust(b)(c)(f) Series 2009-GG10 Class A4A
08/12/45	5.807%	8,800,000	9,702,474
Series 2010-GG10 Class A4A
08/15/45	5.807%	1,800,000	1,984,597

Total Commercial Mortgage-Backed Securities
(Cost: $16,420,983)			$17,220,379

Commercial Mortgage-Backed Securities – Agency 3.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2(b)(c)
04/25/16	5.651%	$1,269,339	$1,373,434
Federal National Mortgage Association(c)
07/01/16	6.565%	4,288,091	4,702,076
10/01/19	4.420%	4,326,374	4,613,605
10/01/19	4.430%	4,903,832	5,231,788
01/01/20	4.570%	1,105,643	1,186,524
01/01/20	4.600%	1,817,329	1,952,634
05/01/24	5.030%	3,545,000	3,765,233
CMO Series 2010-M4 Class A1(c)
06/25/20	2.520%	2,344,725	2,371,707

Total Commercial Mortgage-Backed Securities – Agency
(Cost: $23,637,126)			$25,197,001

Asset-Backed Securities 2.6%

Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1(b)
11/25/36	0.244%	$178,658	$174,921
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2(b)
05/25/36	0.294%	630,742	612,882
Citigroup Mortgage Loan Trust, Inc.(b) Series 2006-WFH4 Class A2
11/25/36	0.294%	242,462	238,599
Citigroup Mortgage Loan Trust, Inc.(b)(f) CMO Series 2009-6 Class 13A1
01/25/37	0.274%	4,522,007	4,483,772
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C(b)(f)
05/25/35	0.584%	353,707	340,700
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1(b)(f)
04/26/37	0.343%	1,335,131	1,315,978
HSBC Home Equity Loan Trust Series 2007-2 Class M1(b)
07/20/36	0.506%	3,805,000	2,641,210
Home Equity Asset Trust Series 2005-5 Class 1A2(b)
11/25/35	0.474%	3,500,349	3,444,463
Mastr Asset-Backed Securities Trust Series 2005-FRE1 Class A4(b)
10/25/35	0.444%	269,845	258,808
Morgan Stanley ABS Capital I(b) Series 2005-HE3 Class M1
07/25/35	0.684%	1,852,890	1,834,692
Series 2006-WMC1 Class A2B
12/25/35	0.394%	777,494	748,705
Novastar Home Equity Loan Series 2006-2 Class A2B(b)
06/25/36	0.304%	959,187	954,800
Renaissance Home Equity Loan Trust Series 2005-2 Class AF3(b)
08/25/35	4.499%	926,542	924,007
Residential Asset Mortgage Products, Inc. Series 2005-RZ3 Class A2(b)
09/25/35	0.464%	1,672,723	1,611,729
Sierra Receivables Funding Co. LLC Series 2010-2A Class A(f)
11/20/25	3.840%	1,451,289	1,461,201
Structured Asset Investment Loan Trust Series 2005-9 Class A5(b)
11/25/35	0.424%	348,472	343,083
Structured Asset Securities Corp.(b) CMO Series 2006-NC1 Class A6
05/25/36	0.244%	63,432	62,776

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  17

Portfolio of Investments (continued)

	Coupon	Principal
Issuer	Rate	Amount	Value

Asset-Backed Securities (continued)
Series 2007-WF2 Class A2
08/25/37	0.894%	$84,959	$84,736

Total Asset-Backed Securities
(Cost: $21,367,357)			$21,537,062

		Exercise	Expiration
Issuer	Contracts	Price	Date	Value

Options Purchased Calls — %

U.S. Treasury Note, 10-year	443	$125	July 2011	$124,594

Total Options Purchased Calls
(Cost: $104,869)				$124,594

Shares		Value

Money Market Fund 7.7%

Columbia Short-Term Cash Fund, 0.166%(g)(h)	63,225,709	$63,225,709

Total Money Market Fund
(Cost: $63,225,709)		$63,225,709

Total Investments
(Cost: $965,146,412)		$1,003,083,209
Other Assets & Liabilities, Net		(179,762,946)

Net Assets		$823,320,263

Investments in Derivatives

Futures Contracts Outstanding at May 31, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Long Bond, 30-year	55	$6,866,406	Sept. 2011	$57,066	—
U.S. Treasury Note, 5-year	(435)	(51,826,174)	Sept. 2011	—	(282,342)
U.S. Treasury Note, 10-year	419	51,373,330	Sept. 2011	377,184	—

Total				$434,250	$(282,342)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2011:

	Principal	Settlement	Proceeds
Security Description	Amount	Date	Receivable	Value
Federal National Mortgage Association
05-01-41 6.000%	$800,000	05-19-11	$873,887	$879,588
06-01-41 4.000	10,000,000	06-13-11	10,003,175	10,070,310
06-01-41 5.000	10,000,000	06-13-11	10,562,500	10,643,750
06-01-41 6.000	9,500,000	06-13-11	10,372,813	10,442,581

(b)	Variable rate security. The interest rate shown reflects the rate as of May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

18  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Notes to Portfolio of Investments (continued)

(c)	The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	At May 31, 2011, investments in securities included securities valued at $1,247,581 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2011, the value of these securities amounted to $77,600,823 or 9.43% of net assets.

(g)	The rate shown is the seven-day current annualized yield at May 31, 2011.

(h)	Investments in affiliates during the year ended May 31, 2011:

Dividends
			Sales Cost/			or
	Beginning	Purchase	Proceeds	Realized	Ending	Interest
Issuer	Cost	Cost	from Sales	Gain/Loss	Cost	Income	Value
Columbia Short-Term Cash Fund	$11,866,911	$322,262,110	$(270,903,312)	$—	$63,225,709	$35,908	$63,225,709
Abbreviation Legend

CMO	Collateralized Mortgage Obligation
IO	Interest Only

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

20  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2011:

	Fair Value at May 31, 2011
	Level 1	Level 2
	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
Description(a)	Identical Assets	Inputs(b)	Inputs	Total
Bonds
Residential Mortgage-Backed Securities — Agency	$—	$789,712,833	$3,186,161	$792,898,994
Residential Mortgage-Backed Securities — Non-Agency	—	76,528,885	6,350,585	82,879,470
Commercial Mortgage-Backed Securities	—	17,220,379	—	17,220,379
Commercial Mortgage-Backed Securities — Agency	—	25,197,001	—	25,197,001
Asset-Backed Securities	—	21,537,062	—	21,537,062

Total Bonds	—	930,196,160	9,536,746	939,732,906

Other
Options Purchased Calls	124,594	—	—	124,594
Affiliated Money Market Fund(c)	63,225,709	—	—	63,225,709

Total Other	63,350,303	—	—	63,350,303

Investments in Securities	63,350,303	930,196,160	9,536,746	1,003,083,209
Derivatives(d)
Assets
Futures Contracts	434,250	—	—	434,250
Liabilities
Futures Contracts	(282,342)	—	—	(282,342)

Total	$63,502,211	$930,196,160	$9,536,746	$1,003,235,117

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period, $3,131,277 was transferred out of Level 3 into Level 2 due to changes in the observability of significant inputs.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Residential	Residential
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities–Agency	Securities-Non–Agency	Securities	Total
Balance as of May 31, 2010	$150,669	$3,615,415	$1,022,693	$4,788,777
Accrued discounts/premiums	(201,639)	12,220	13,370	(176,049)
Realized gain (loss)	—	—	1,062	1,062
Change in unrealized appreciation (depreciation)*	238,204	1,930,563	(4,482)	2,164,285
Sales	—	3,268	(1,032,643)	(1,029,375)
Purchases	3,149,596	3,769,727	—	6,919,323
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(150,669)	(2,980,608)	—	(3,131,277)

Balance as of May 31, 2011	$3,186,161	$6,350,585	$—	$9,536,746

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2011 was $2,172,879, which is comprised of Residential Mortgage-Backed Securities – Agency of $238,204 and Residential Mortgage-Backed Securities – Non-Agency of $1,934,675.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Statement of Assets and Liabilities
May 31, 2011

Assets
Investments, at value
Unaffiliated issuers (identified cost $901,920,703)	$939,857,500
Affiliated issuers (identified cost $63,225,709)	63,225,709

Total investments (identified cost $965,146,412)	1,003,083,209
Cash	1,134,506
Receivable for:
Capital shares sold	2,005,097
Investments sold	48,446,377
Dividends	8,917
Interest	4,051,651
Variation margin on futures contracts	14,897
Expense reimbursement due from Investment Manager	1

Total assets	1,058,744,655

Liabilities
Forward sales commitments, at value (proceeds receivable $31,812,375)	32,036,229
Payable for:
Investments purchased	17,545,802
Investments purchased on a delayed delivery basis	182,221,343
Capital shares purchased	1,276,692
Dividend distributions to shareholders	2,081,612
Investment management fees	38,759
Distribution fees	17,583
Transfer agent fees	48,367
Administration fees	6,133
Plan administration fees	19
Chief compliance officer expenses	115
Other expenses	151,738

Total liabilities	235,424,392

Net assets applicable to outstanding capital stock	$823,320,263

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  23

Statement of Assets and Liabilities (continued)
May 31, 2011

Represented by
Paid-in capital	$802,753,672
Excess of distributions over net investment income	(568,824)
Accumulated net realized loss	(16,729,436)
Unrealized appreciation (depreciation) on:
Investments	37,712,943
Futures contracts	151,908

Total — representing net assets applicable to outstanding capital stock	$823,320,263

Net assets applicable to outstanding shares
Class A	$519,454,086
Class B	$16,023,601
Class C	$14,661,096
Class I	$221,198,104
Class R4	$71,575
Class Z	$51,911,801
Shares outstanding
Class A	95,073,300
Class B	2,931,225
Class C	2,679,327
Class I	40,508,341
Class R4	13,116
Class Z	9,508,646
Net asset value per share
Class A(a)	$5.46
Class B	$5.47
Class C	$5.47
Class I	$5.46
Class R4	$5.46
Class Z	$5.46

(a)	The maximum offering price per share for Class A is $5.73. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Statement of Operations
Year ended May 31, 2011

Net investment income
Income:
Interest	$13,479,406
Dividends from affiliates	35,908

Total income	13,515,314

Expenses:
Investment management fees	1,510,695
Distribution fees
Class A	371,205
Class B	129,323
Class C	72,509
Transfer agent fees
Class A	225,956
Class B	25,124
Class C	12,932
Class R4	53
Class Z	7,607
Administration fees	227,058
Plan administration fees
Class R4	238
Compensation of board members	7,229
Custodian fees	23,180
Printing and postage fees	53,925
Registration fees	97,240
Professional fees	33,144
Other	11,386

Total expenses	2,808,804
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(420,920)

Total net expenses	2,387,884

Net investment income	11,127,430

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	4,635,017
Futures contracts	847,253
Options contracts written	584,773

Net realized gain	6,067,043
Net change in unrealized appreciation (depreciation) on:
Investments	22,960,250
Futures contracts	653,123

Net change in unrealized appreciation	23,613,373

Net realized and unrealized gain	29,680,416

Net increase in net assets resulting from operations	$40,807,846

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  25

Statement of Changes in Net Assets

Year ended May 31,	2011(a)	2010
Operations
Net investment income	$11,127,430	$13,296,834
Net realized gain	6,067,043	5,610,504
Net change in unrealized appreciation	23,613,373	15,111,335

Net increase in net assets resulting from operations	40,807,846	34,018,673

Distributions to shareholders from:
Net investment income
Class A	(5,321,585)	(3,655,773)
Class B	(402,849)	(774,677)
Class C	(220,024)	(176,588)
Class I	(6,477,051)	(7,949,684)
Class R4	(3,886)	(3,511)
Class Z	(261,967)	—

Total distributions to shareholders	(12,687,362)	(12,560,233)

Increase (decrease) in net assets from share transactions	559,412,339	(114,525,562)

Total increase (decrease) in net assets	587,532,823	(93,067,122)
Net assets at beginning of year	235,787,440	328,854,562

Net assets at end of year	$823,320,263	$235,787,440

Undistributed (excess of distributions over) net investment income	$(568,824)	$772,657

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	2011(a)		2010
Year ended May 31,	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	4,261,726	22,340,458	4,220,355	21,150,672
Fund merger	81,559,951	434,872,621	—	—
Conversions from Class B	1,187,738	6,244,799	445,069	2,163,974
Distributions reinvested	794,279	4,231,871	646,902	3,233,010
Redemptions	(8,319,319)	(44,244,786)	(6,266,469)	(31,160,763)

Net increase (decrease)	79,484,375	423,444,963	(954,143)	(4,613,107)

Class B shares
Subscriptions	228,440	1,200,683	438,011	2,177,805
Fund merger	1,368,937	7,295,597	—	—
Distributions reinvested	69,737	367,770	140,388	701,020
Conversions to Class A	(1,187,738)	(6,244,799)	(445,069)	(2,163,974)
Redemptions	(964,158)	(5,111,017)	(1,782,051)	(8,833,451)

Net decrease	(484,782)	(2,491,766)	(1,648,721)	(8,118,600)

Class C shares
Subscriptions	394,779	2,086,477	376,318	1,884,834
Fund merger	1,631,888	8,713,506	—	—
Distributions reinvested	34,531	182,868	31,772	159,138
Redemptions	(393,185)	(2,093,977)	(253,514)	(1,262,692)

Net increase	1,668,013	8,888,874	154,576	781,280

Class I shares
Subscriptions	15,660,087	83,637,095	9,430,678	47,538,482
Distributions reinvested	1,249,287	6,605,672	1,590,429	7,904,537
Redemptions	(2,124,616)	(11,273,043)	(31,772,779)	(158,033,789)

Net increase (decrease)	14,784,758	78,969,724	(20,751,672)	(102,590,770)

Class R4 shares
Subscriptions	3,256	17,057	15,627	79,055
Distributions reinvested	650	3,427	593	2,968
Redemptions	(7,326)	(39,171)	(13,111)	(66,388)

Net increase (decrease)	(3,420)	(18,687)	3,109	15,635

Class Z shares
Subscriptions	474,866	2,545,179	—	—
Fund merger	9,743,301	51,924,502	—	—
Distributions reinvested	13,287	72,099	—	—
Redemptions	(722,808)	(3,922,549)	—	—

Net increase	9,508,646	50,619,231	—	—

Total net increase (decrease)	104,957,590	559,412,339	(23,196,851)	(114,525,562)

(a)	Class Z shares are for the period from September 27, 2010 (when shares became available) to May 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  27

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Year ended May 31,
	2011	2010	2009	2008	2007
Class A
Per share data
Net asset value, beginning of period	$5.16	$4.77	$4.99	$5.00	$4.92

Income from investment operations:
Net investment income	0.17	0.25	0.21	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.34	0.37	(0.18)	(0.02)	0.09

Total from investment operations	0.51	0.62	0.03	0.21	0.31

Less distributions to shareholders from:
Net investment income	(0.21)	(0.23)	(0.21)	(0.22)	(0.23)
Net realized gains	—	—	(0.04)	—	—

Total distributions to shareholders	(0.21)	(0.23)	(0.25)	(0.22)	(0.23)

Net asset value, end of period	$5.46	$5.16	$4.77	$4.99	$5.00

Total return	10.10%	13.32%	0.79%	4.31%	6.30%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.98%	1.09%	1.08%	1.09%	1.17%

Net expenses after fees waived or expenses reimbursed(b)	0.87%	0.89%	0.89%	0.89%	0.89%

Net investment income	3.16%	4.98%	4.51%	4.56%	4.45%

Supplemental data
Net assets, end of period (in thousands)	$519,454	$80,371	$78,940	$95,365	$110,627

Portfolio turnover(c)	465%	519%	431%	354%	306%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

28  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011	2010	2009	2008	2007
Class B
Per share data
Net asset value, beginning of period	$5.16	$4.77	$4.99	$5.00	$4.93

Income from investment operations:
Net investment income	0.13	0.21	0.18	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.35	0.37	(0.18)	(0.01)	0.07

Total from investment operations	0.48	0.58	—	0.18	0.26

Less distributions to shareholders from:
Net investment income	(0.17)	(0.19)	(0.18)	(0.19)	(0.19)
Net realized gains	—	—	(0.04)	—	—

Total distributions to shareholders	(0.17)	(0.19)	(0.22)	(0.19)	(0.19)

Net asset value, end of period	$5.47	$5.16	$4.77	$4.99	$5.00

Total return	9.45%	12.46%	0.03%	3.53%	5.30%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.81%	1.85%	1.84%	1.86%	1.94%

Net expenses after fees waived or expenses reimbursed(b)	1.65%	1.65%	1.65%	1.65%	1.64%

Net investment income	2.43%	4.18%	3.75%	3.79%	3.70%

Supplemental data
Net assets, end of period (in thousands)	$16,024	$17,619	$24,177	$33,666	$44,391

Portfolio turnover(c)	465%	519%	431%	354%	306%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  29

Financial Highlights (continued)

	Year ended May 31,
	2011	2010	2009	2008	2007
Class C
Per share data
Net asset value, beginning of period	$5.16	$4.77	$4.99	$5.00	$4.93

Income from investment operations:
Net investment income	0.14	0.21	0.18	0.19	0.19
Net realized and unrealized gain (loss) on investments	0.34	0.37	(0.18)	(0.01)	0.07

Total from investment operations	0.48	0.58	—	0.18	0.26

Less distributions to shareholders from:
Net investment income	(0.17)	(0.19)	(0.18)	(0.19)	(0.19)
Net realized gains	—	—	(0.04)	—	—

Total distributions to shareholders	(0.17)	(0.19)	(0.22)	(0.19)	(0.19)

Net asset value, end of period	$5.47	$5.16	$4.77	$4.99	$5.00

Total return	9.46%	12.47%	0.03%	3.53%	5.30%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.79%	1.85%	1.83%	1.85%	1.94%

Net expenses after fees waived or expenses reimbursed(b)	1.64%	1.65%	1.65%	1.65%	1.64%

Net investment income	2.55%	4.27%	3.76%	3.80%	3.70%

Supplemental data
Net assets, end of period (in thousands)	$14,661	$5,217	$4,090	$4,186	$4,879

Portfolio turnover(c)	465%	519%	431%	354%	306%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

30  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011	2010	2009	2008	2007
Class I
Per share data
Net asset value, beginning of period	$5.15	$4.77	$4.99	$5.00	$4.92

Income from investment operations:
Net investment income	0.20	0.26	0.23	0.25	0.24
Net realized and unrealized gain (loss) on investments	0.35	0.37	(0.18)	(0.02)	0.08

Total from investment operations	0.55	0.63	0.05	0.23	0.32

Less distributions to shareholders from:
Net investment income	(0.24)	(0.25)	(0.23)	(0.24)	(0.24)
Net realized gains	—	—	(0.04)	—	—

Total distributions to shareholders	(0.24)	(0.25)	(0.27)	(0.24)	(0.24)

Net asset value, end of period	$5.46	$5.15	$4.77	$4.99	$5.00

Total return	10.76%	13.58%	1.21%	4.74%	6.68%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.62%	0.62%	0.61%	0.63%	0.63%

Net expenses after fees waived or expenses reimbursed(b)	0.48%	0.47%	0.48%	0.48%	0.54%

Net investment income	3.76%	5.33%	4.93%	4.97%	4.90%

Supplemental data
Net assets, end of period (in thousands)	$221,198	$132,495	$221,584	$221,548	$207,377

Portfolio turnover(c)	465%	519%	431%	354%	306%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  31

Financial Highlights (continued)

	Year ended May 31,
	2011	2010	2009	2008	2007
Class R4
Per share data
Net asset value, beginning of period	$5.15	$4.77	$4.99	$5.00	$4.92

Income from investment operations:
Net investment income	0.19	0.25	0.23	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.34	0.37	(0.10)	(0.01)	0.08

Total from investment operations	0.53	0.62	0.13	0.22	0.31

Less distributions to shareholders from:
Net investment income	(0.22)	(0.24)	(0.31)	(0.23)	(0.23)
Net realized gains	—	—	(0.04)	—	—

Total distributions to shareholders	(0.22)	(0.24)	(0.35)	(0.23)	(0.23)

Net asset value, end of period	$5.46	$5.15	$4.77	$4.99	$5.00

Total return	10.44%	13.25%	2.82%	4.46%	6.51%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.93%	0.93%	0.89%	0.93%	0.99%

Net expenses after fees waived or expenses reimbursed(b)	0.78%	0.77%	0.70%	0.75%	0.71%

Net investment income	3.50%	5.09%	4.38%	4.69%	4.63%

Supplemental data
Net assets, end of period (in thousands)	$72	$85	$64	$42,429	$39,842

Portfolio turnover(c)	465%	519%	431%	354%	306%

See accompanying Notes to Financial Highlights.

The accompanying Notes to Financial Statements are an integral part of this statement.

32  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

	Year ended May 31,
	2011(d)
Class Z
Per share data
Net asset value, beginning of period	$5.27

Income from investment operations:
Net investment income	0.11
Net realized and unrealized gain on investments	0.23

Total from investment operations	0.34

Less distributions to shareholders from:
Net investment income	(0.15)

Total distributions to shareholders	(0.15)

Net asset value, end of period	$5.46

Total return	6.59%

Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.62%	(e)

Net expenses after fees waived or expenses reimbursed(b)	0.58%	(e)

Net investment income	3.12%	(e)

Supplemental data
Net assets, end of period (in thousands)	$51,912

Portfolio turnover(c)	465%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.
(c)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 253%, 246% and 162% for the years ended May 31, 2011, 2010 and 2009, respectively.
(d)	For the period from September 27, 2010 (when shares became available) to May 31, 2011.
(e)	Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  33

Notes to Financial Statements
May 31, 2011

Note 1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective March 7, 2011, the Fund, formerly a series of RiverSource Government Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of the Trust.

Fund Shares
The Corporation may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus. Class Z shares commenced operations on September 27, 2010.

34  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Note 2. Summary of Significant Accounting Policies

Use of Estimates
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Option contracts are valued daily at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  35

Notes to Financial Statements (continued)

option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Derivative Instruments
The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures Contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. Upon entering into futures contracts, the Fund bears risks which may include interest rates,

36  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. The Fund purchased and wrote options to manage exposure to volatility. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call or purchased put option, or the purchase cost for a written put or purchased call option, is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund’s maximum payout in the case of written put option contracts represents the maximum potential amount of future payments

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  37

Notes to Financial Statements (continued)

(undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the year ended May 31, 2011 are as follows:

	Puts		Calls
	Contracts	Premiums	Contracts	Premiums
Balance May 31, 2010	—	$—	—	$—
Opened	655	343,391	469	258,033
Expired	(488)	(275,479)	(469)	(258,033)
Closed	(167)	(67,912)	—	—

Balance May 31, 2011	—	$—	—	$—

Effects of Derivative Transactions in the Financial Statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at May 31, 2011

	Asset Derivatives
	Statement of Assets
Risk Exposure Category	and Liabilities Location	Fair Value
Interest rate contracts	Investments, at value – unaffiliated issuers	$124,594

	Net assets – unrealized appreciation on futures contracts	151,908	*

Total		$276,502

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

38  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Effect of Derivative Instruments in the Statement of Operations for the Year Ended May 31, 2011

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures	Options	Total
Interest rate contracts	$847,253	$584,773	$1,432,026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures	Options	Total
Interest rate contracts	$653,123	$19,725	$672,848

Volume of Derivative Instruments for the Year Ended May 31, 2011

Contracts
Opened
Futures contracts	4,288

Options contracts	3,306

Delayed Delivery Securities and Forward Sale Commitments
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  39

Notes to Financial Statements (continued)

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund’s right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager’s ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Interest Only Securities
The Fund may invest in Interest Only Securities (IOs). IOs are stripped mortgage backed securities entitled to receive all of the security’s interest, but none of its principal. Interest is accrued daily. The daily accrual factor is adjusted each month to reflect the paydown of principal.

40  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition
Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any. For convertible securities, premiums attributable to the conversion feature are not amortized.

Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a specific class of shares are charged to that share class. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  41

Notes to Financial Statements (continued)

Guarantees and Indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees
Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective April 1, 2011 the management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.30% as the Fund’s net assets increase. Prior to April 1, 2011 the rate was an annual fee that declined from 0.48% to 0.29% as the Fund’s net assets increased. The management fee for the year ended May 31, 2011 was 0.46% of the Fund’s average daily net assets.

Administration Fees
Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.07% to 0.04% as the Fund’s net assets increase. The fee for the year ended May 31, 2011 was 0.07% of the Fund’s average daily net assets. Prior to January 1, 2011, Ameriprise Financial served as the Fund Administrator.

Other Fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended May 31, 2011, there were no expenses incurred for these particular items.

Compensation of Board Members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt

42  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

Prior to September 7, 2010, the Transfer Agent received annual account-based service fees for Class A, Class B and Class C shares which amount varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Funds for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective September 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. Total transfer agent fees for Class R4 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets. Class I shares do not pay transfer agent fees. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  43

Notes to Financial Statements (continued)

For the year ended May 31, 2011, the Fund’s transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.19
Class C	0.18
Class R4	0.06
Class Z	0.10

Plan Administration Fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $820,000 and $53,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of January 31, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $107,189 for Class A, $6,170 for Class B and $2,158 for Class C for the year ended May 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates
Effective August 1, 2010 the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2011, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s

44  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.89%
Class B	1.65
Class C	1.64
Class I	0.48
Class R4	0.78
Class Z	0.64

Prior to August 1, 2010, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, did not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.89%
Class B	1.65
Class C	1.65
Class I	0.47
Class R4	0.77

Effective August 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through July 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, will not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	0.86%
Class B	1.61
Class C	1.61
Class I	0.56
Class R4	0.86
Class Z	0.61

Under the agreement, the following fees and expenses, if any, are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses,

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  45

Notes to Financial Statements (continued)

transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2011, permanent and timing book to tax differences resulting primarily from differing treatments for futures and options contracts, post-October losses, and losses deferred due to wash sales were identified and permanent differences reclassed among the components of the Fund’s net assets in the Statement of Assets and Liabilities as follows:

Excess of distributions over net investment income	$2,442,669
Accumulated net realized loss	(331,979)
Paid-in capital	(2,110,690)

Net investment income and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years indicated was as follows:

Year ended May 31, 2011	2011	2010
Ordinary income	$12,687,362	$12,560,233

At May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,788,081
Undistributed accumulated long-term gain	—
Accumulated realized loss	(10,978,853)
Unrealized appreciation	30,838,975

At May 31, 2011, the cost of investments for federal income tax purposes was $970,428,070 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,805,860
Unrealized depreciation	(3,150,721)

Unrealized appreciation	$32,655,139

46  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

The following capital loss carryforward, determined at May 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2015	$4,471,473
2018	6,507,380

Total	$10,978,853

Columbia U.S. Government Mortgage Fund acquired $5,231,050 of capital loss carryforward in connection with the Columbia Federal Securities Fund merger (Note 9). In addition to the acquired capital loss carryforward, the Fund also acquired unrealized capital gains as a result of the merger. The yearly utilization of acquired capital loss carryforward may be limited by the Internal Revenue Code.

For the year ended May 31, 2011, $6,329,341 of capital loss carryforward was utilized.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carryforward has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carryforward before it expires.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations but including mortgage dollar rolls, aggregated to $1,793,943,119 and $1,754,163,726, respectively, for the year ended May 31, 2011.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated Funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  47

Notes to Financial Statements (continued)

investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At May 31, 2011, the Investment Manager and/or affiliates owned 100% of Class I shares.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the year ended May 31, 2011.

48  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Note 9. Fund Merger

At the close of business on April 8, 2011, Columbia U.S. Government Mortgage Fund acquired the assets and assumed the identified liabilities of Columbia Federal Securities Fund. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of Columbia U.S. Government Mortgage Fund immediately before the acquisition were $283,679,532 and the combined net assets immediately after the acquisition were $786,485,758.

The merger was accomplished by a tax-free exchange of 94,304,077 shares of Columbia Federal Securities Fund valued at $502,806,226 (including unrealized appreciation of $1,352,632).

In exchange for Columbia Federal Securities Fund shares, Columbia U.S. Government Mortgage Fund issued the following number of shares:

Shares
Class A	81,559,951
Class B	1,368,937
Class C	1,631,888
Class Z	9,743,301

For financial reporting purposes, net assets received and shares issued by Columbia U.S. Government Mortgage Fund were recorded at fair value; however, Columbia Federal Securities Fund ’s cost of investments was carried forward to align ongoing reporting of Columbia U.S. Government Mortgage Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The financial statements reflect the operations of Columbia U.S. Government Mortgage Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Columbia Federal Securities Fund that have been included in the combined Fund’s Statement of Operations since the merger was completed.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  49

Notes to Financial Statements (continued)

Assuming the merger had been completed on June 1, 2010, Columbia U.S. Government Mortgage Fund’s pro-forma net investment income, net gain on investments, net change in unrealized appreciation, and net increase in net assets from operations for the year ended May 31, 2011 would have been approximately $21.3 million, $15.9 million, $14.3 million, and $51.5 million, respectively.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia or RiverSource) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit

50  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  51

Notes to Financial Statements (continued)

ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

52  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Columbia U.S. Government Mortgage Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia U.S. Government Mortgage Fund (formerly RiverSource U.S. Government Mortgage Fund) (the Fund) (one of the portfolios constituting the Columbia Funds Series Trust II) as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  53

Report of Independent Registered Public Accounting Firm (continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Columbia U.S. Government Mortgage Fund of the Columbia Funds Series Trust II at May 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
July 22, 2011

54  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended May 31, 2011

Income distributions – the Fund designates the following tax attributes for distributions:

Qualified Dividend Income for individuals	0.00%
Dividends Received Deduction for corporations	0.00%
U.S. Government Obligations	1.02%

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  55

Board Members and Officers

Shareholders elect the Board that oversees the funds’ operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the funds’ Board members, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Under current Board policy, members may serve until the next Board meeting after he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as a member of the Board.

On Sept. 29, 2009, Ameriprise Financial, the parent company of Columbia Management, entered into an agreement with Bank of America, N.A. (“Bank of America”) to acquire a portion of the asset management business of Columbia Management Group, LLC and certain of its affiliated companies (the “Transaction”). Following the Transaction, which became effective on May 1, 2010, various alignment activities have occurred with respect to the Fund Family. In connection with the Transaction, Mr. Edward J. Boudreau, Jr., Mr. William P. Carmichael, Mr. William A. Hawkins, Mr. R. Glenn Hilliard, Mr. John J. Nagorniak, Ms. Minor M. Shaw and Dr. Anthony M. Santomero, who were members of the Legacy Columbia Nations funds’ Board (“Nations Funds”), which includes Columbia Funds Series Trust, Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, LLC, prior to the Transaction, began service on the Board for the Legacy RiverSource funds (“RiverSource Funds”) effective June 1, 2011, which resulted in an overall increase from twelve directors/trustees to sixteen for all funds overseen by the Board.

Independent Board Members

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/06 for RiverSource Funds and since 6/11 for Nations Funds	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	157	None

Edward J. Boudreau, Jr. 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, E.J. Boudreau & Associates (consulting) since 2000	147	Former Trustee, BofA Funds Series Trust (11 funds)

56  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/07 for RiverSource Funds and since 6/11 for Nations Funds	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	157	None

William P. Carmichael 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 67	Board member since 6/11 for RiverSource Funds and since 1999 for Nations Funds	Retired	147	Director, Cobra Electronics Corporation (electronic equipment manufacturer); The Finish Line (athletic shoes and apparel); McMoRan Exploration Company (oil and gas exploration and development); Former Trustee, BofA Funds Series Trust (11 funds); former Director, Spectrum Brands, Inc. (consumer products); former Director, Simmons Company (bedding)

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 60	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	157	None

William A. Hawkins 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Managing Director, Overton Partners (financial consulting), since August 2010; President and Chief Executive Officer, California General Bank, N.A., January 2008-August 2010	147	Trustee, BofA Funds Series Trust (11 funds)

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  57

Board Members and Officers (continued)

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
R. Glenn Hilliard 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 68	Board member since 6/11 for RiverSource Funds and since 1/05 for Nations Funds	Chairman and Chief Executive Officer, Hilliard Group LLC (investing and consulting), since April 2003; Non-Executive Director & Chairman, CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), from September 2003 to May 2011	147	Chairman, BofA Fund Series Trust (11 funds); former Director, CNO Financial, Group, Inc. (insurance)

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 72	Chair of the Board for RiverSource Funds since 1/07, Board member for RiverSource Funds since 1/02 and since 6/11 for Nations Funds	President Emeritus and Professor of Economics, Carleton College	157	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 68	Board member since 12/08 for RiverSource Funds and since 6/11 for Nations Funds	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	157	None

John J. Nagorniak 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 66	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Retired; President and Director, Foxstone Financial, Inc. (consulting), 2000-2007; Director, Mellon Financial Corporation affiliates (investing), 2000-2007; Chairman, Franklin Portfolio Associates (investing — Mellon affiliate) 1982-2007	147	Trustee, Research Foundation of CFA Institute; Director, MIT Investment Company; Trustee, MIT 401k Plan; former Trustee, BofA Funds Series Trust (11 funds)

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/04 for RiverSource Funds and since 6/11 for Nations Funds	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	157	None

58  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Independent Board Members (continued)

			Number of
			funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/08 for RiverSource Funds and since 6/11 for Nations Funds	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	157	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 63	Board member since 6/11 for RiverSource Funds and since 2003 for Nations Funds	President — Micco Corporation (real estate development) and Mickel Investment Group	147	Former Trustee, BofA Funds Series Trust (11 funds); Piedmont Natural Gas

Alison Taunton-Rigby 901 S. Marquette Ave Minneapolis, MN 55402 Age 67	Board member since 11/02 for RiverSource Funds and since 6/11 for Nations Funds	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	157	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

Interested Board Member Not Affiliated with Investment Manager*

Number of
funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
Anthony M. Santomero* 225 Franklin Street Mail Drop BX32 05228 Boston, MA 02110 Age 64	Board member since 6/11 for RiverSource Funds and since 1/08 for Nations Funds	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, since 2002; Senior Advisor, McKinsey & Company (consulting), 2006-2008; President and Chief Executive Officer, Federal Reserve Bank of Philadelphia, 2000-2006	147	Director, Renaissance Reinsurance Ltd.; Trustee, Penn Mutual Life Insurance Company; Director, Citigroup; Director, Citibank, N.A.; former Trustee, BofA Funds Series Trust (11 funds)

*	Dr. Santomero is not an affiliated person of the investment manager or Ameriprise Financial. However, he is currently deemed by the funds to be an “interested person” (as defined in the 1940 Act) of the funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the funds or accounts advised/managed by the investment manager.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  59

Board Members and Officers (continued)

Interested Board Member Affiliated with Investment Manager*

Number of
funds in the
Name,	Position held		Fund Family	Other present or
address,	with funds and	Principal occupation	overseen by	past directorships/ trusteeships (within
age	length of service	during past five years	Board member	past 5 years)
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/01 for RiverSource Funds and since 6/11 for Nations Funds; Senior Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President — U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President — Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010; Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	157	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

60  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

The SAI has additional information about the Fund’s Board members and is available, without charge, upon request by calling 800.345.6611; contacting your financial intermediary; or visiting columbiamanagement.com.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Senior Vice President, the funds’ other officers are:

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
J. Kevin Connaughton 225 Franklin Street Boston, MA 02110 Age 47	President and Principal Executive Officer since 5/10 for RiverSource Funds and 2009 for Nations Funds	Senior Vice President and General Manager — Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Columbia Management Advisors, LLC, December 2004-April 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008-January 2009; Treasurer, Columbia Funds, October 2003-May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President — Columbia Management Advisors, LLC, April 2003-December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004-October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 45	Vice President since 12/06 for RiverSource Funds and 5/10 for Nations Funds	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009-April 2010 and Vice President — Asset Management and Trust Company Services, 2006-2009 and Vice President — Operations and Compliance, 2004-2006); Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Michael G. Clarke 225 Franklin Street Boston, MA 02110 Age 41	Treasurer since 1/11 and Chief Financial Officer since 4/11 for RiverSource Funds and Treasurer since 3/11 and Chief Financial Officer since 2009 for Nations Funds	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  61

Board Members and Officers (continued)

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Senior Vice President and Chief Legal Officer since 12/06 and Assistant Secretary since 6/11 for RiverSource Funds and Senior Vice President and Chief Legal Officer since 5/10 and Assistant Secretary since 6/11 for Nations Funds	Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel — Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel — Asset Management, 2005-April 2010 and Vice President — Asset Management Compliance, 2004-2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006

Michael A. Jones 225 Franklin Street Boston, MA 02110 Age 52	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007-April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006-April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

Colin Moore 225 Franklin Street Boston, MA 02110 Age 53	Senior Vice President since 5/10 for RiverSource Funds and Nations Funds	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007-April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-September 2007

Linda J. Wondrack 225 Franklin Street Boston, MA 02110 Age 46	Senior Vice President since 4/11 and Chief Compliance Officer since 5/10 for RiverSource Funds and 2007 for Nations Funds	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005-April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004-May 2005

Stephen T. Welsh 225 Franklin Street Boston, MA 02110 Age 53	Vice President since 4/11 for RiverSource Funds and 2006 for Nations Funds	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 41	Vice President and Secretary since 4/11 for RiverSource Funds and 3/11 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of Legacy RiverSource Funds, January 2007-April 2011 and of the Nations Funds, May 2010-March 2011

62  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Name,	Position held
address,	with funds and	Principal occupation
age	length of service	during past five years
Paul D. Pearson 10468 Ameriprise Financial Center Minneapolis, MN 55474 Age 54	Vice President since 4/11 and Assistant Treasurer since 1/99 for RiverSource Funds and Vice President and Assistant Treasurer since 6/11 for Nations Funds	Vice President — Investment Accounting, Columbia Management Investment Advisers, LLC, since May 2010; Vice President — Managed Assets, Investment Accounting, Ameriprise Financial Corporation, February 1998 to May 2010

Joseph F. DiMaria 225 Franklin Street Boston, MA 02110 Age 42	Vice President and Chief Accounting Officer since 4/11 and Vice President since 3/11 and Chief Accounting Officer since 2008 for Nations Funds	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005

Paul B. Goucher 100 Park Avenue New York, NY 10017 Age 42	Vice President since 4/11 and Assistant Secretary since 11/08 for RiverSource Funds and 5/10 for Nations Funds	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008

Michael E. DeFao 225 Franklin Street Boston, MA 02110 Age 42	Vice President since 4/11 and Assistant Secretary since 5/10 for RiverSource Funds and 2011 for Nations Funds	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel, Bank of America from June 2005 to April 2010

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  63

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

Columbia U.S. Government Mortgage Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposals are set forth below. A vote is based on total number of shares outstanding in the Fund.

Proposal 1
To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	701,935,846.519	15,293,672.461	0.00	0.00
02.	Edward J. Boudreau, Jr.	702,236,051.833	14,993,467.146	0.00	0.00
03.	Pamela G. Carlton	701,753,035.705	15,476,483.275	0.00	0.00
04.	William P. Carmichael	700,607,641.416	16,621,877.564	0.00	0.00
05.	Patricia M. Flynn	702,450,962.105	14,778,556.874	0.00	0.00
06.	William A. Hawkins	702,262,140.096	14,967,378.883	0.00	0.00
07.	R. Glenn Hilliard	701,980,632.890	15,248,886.090	0.00	0.00
08.	Stephen R. Lewis, Jr.	702,062,404.407	15,167,114.572	0.00	0.00
09.	John F. Maher	701,809,574.514	15,419,944.466	0.00	0.00
10.	John J. Nagorniak	702,196,789.033	15,032,729.947	0.00	0.00
11.	Catherine James Paglia	702,073,383.794	15,156,135.185	0.00	0.00
12.	Leroy C. Richie	701,268,265.466	15,961,253.514	0.00	0.00
13.	Anthony M. Santomero	702,005,499.277	15,224,019.702	0.00	0.00
14.	Minor M. Shaw	701,772,012.953	15,457,506.027	0.00	0.00
15.	Alison Taunton-Rigby	701,986,324.628	15,243,194.352	0.00	0.00
16.	William F. Truscott	701,830,876.527	15,398,642.453	0.00	0.00

64  COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT

Proposal 2
To approve the proposed amendment to the Articles of Incorporation of RiverSource Government Income Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
676,787,403.541	27,458,387.129	12,983,703.560	24.750

Proposal 3
To approve a proposed Agreement and Plan of Redomicile.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
200,064,612.731	847,712.184	1,551,716.509	19,783,333.390

Proposal 4
To approve a proposed Investment Management Services Agreement with Columbia Management Investment Advisers, LLC.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
200,429,748.746	821,563.716	1,212,734.183	19,783,328.170

*	All dollars of RiverSource Government Income Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND — 2011 ANNUAL REPORT  65

Columbia U.S. Government Mortgage Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6245 N (8/11)

Item 2. Code of Ethics.
(a) The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
The Registrant’s board of directors has determined that independent directors Pamela G. Carlton and John F. Maher, each qualify as audit committee financial experts.
Item 4. Principal Accountant Fees and Services
Fee information below is disclosed for the six series of the registrant whose reports to stockholders are included in this annual filing. The comparative information for fiscal year ended May 31, 2010 includes fees paid by three series that were re-domiciled into the registrant on March 7, 2011.
(a)	Audit Fees. The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for Columbia Funds Series Trust II were as follows:

2011: $191,847	2010: $81,699
(b)	Audit-Related Fees. The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant related to the semiannual financial statement review, the transfer agent 17Ad-13 review, and other consultations and services required to complete the audit for Columbia Funds Series Trust II were as follows:

2011: $4,402	2010: $2,790
The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to an internal controls review were as follows:

2011: $96,000	2010: $0
(c)	Tax Fees. The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for tax compliance related services rendered to Columbia Funds Series Trust II were as follows:

2011: $18,288	2010: $10,176
The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for tax services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee related to tax consulting services and a subscription to a tax database were as follows:

2011: $124,620	2010: $60,000
(d)	All Other Fees. The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for additional professional services rendered to Columbia Funds Series Trust II were as follows:

2011: $0	2010: $0
The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP for other services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were required to be pre-approved by the registrant’s audit committee were as follows:

2011: $0	2010: $0
(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and for the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the registrant’s audit committee.

(e)	(2) 100% of the services performed for items (b) through (d) above during 2011 and 2010 were pre-approved by the registrant’s audit committee.

(f)	Not applicable.

(g)	Non-Audit Fees. The fees for the years ended May 31 indicated below, charged by Ernst & Young LLP to the registrant for non-audit fees and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2011: $1,399,520	2010: $2,111,741
(h)	100% of the services performed in item (g) above during 2011 and 2010 were pre-approved by the Ameriprise Financial Audit Committee and/or the Columbia Funds Audit Committee.
Item 5.	Audit Committee of Listed Registrants. Not applicable.
Item 6.	Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia Funds Series Trust II

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date July 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer
Date July 22, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer
Date July 22, 2011